As filed with the Securities and Exchange Commission on April 27, 2007.

Registration No. 333-109580

811-21441

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FLEXIBLE PREMIUM VARIABLE ANNUITY - C

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No.

Post-Effective Amendment No. 7

and

REGISTRATION STATEMENT

UNDER THE

INVESTMENT COMPANY ACT OF 1940	☐

Amendment No. 8

SEPARATE ACCOUNT VA R

(Exact Name of Registrant)

TRANSAMERICA LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road N.E.

Cedar Rapids, IA 52499-0001

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (319) 297-8363

Darin D. Smith, Esquire

Transamerica Life Insurance Company

4333 Edgewood Road, N.E.

Cedar Rapids, IA 52499-4240

(Name and Address of Agent for Service)

Copy to:

Frederick R. Bellamy, Esq.

Sutherland, Asbill and Brennan LLP

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004-2415

Title of Securities Being Registered:

Flexible Premium Variable Annuity Policies

It is proposed that this filing become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 1, 2007 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

FLEXIBLE PREMIUM VARIABLE ANNUITY - C

Issued Through

SEPARATE ACCOUNT VA R

By

TRANSAMERICA LIFE INSURANCE COMPANY

Prospectus

May 1, 2007

This flexible premium deferred annuity policy has many investment choices. There is a separate account that currently provide a means of investing in various underlying fund portfolios. There is also a fixed account, which offers interest at rates that are guaranteed by Transamerica Life Insurance Company (Transamerica). You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the separate account.

This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying fund portfolios. Please read them carefully before you invest and keep them for future reference.

If you would like more information about the Flexible Premium Variable Annuity - C, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2007. Please call us at (800) 525-6205 or write us at: Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, Iowa, 52499-0001. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. More information about the variable annuity can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the policies and the separate account investment choices:

•	are not bank deposits

•	are not federally insured

•	are not endorsed by any bank or government agency

•	are not guaranteed to achieve their goal

•	are subject to risks, including loss of premium

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS

AEGON/TRANSAMERICA SERIES TRUST – SERVICE CLASS

Subadvised by American Century Investment Management, Inc.

American Century Large Company Value

Portfolio Construction Manager: Morningstar Associates, LLC

Asset Allocation – Conservative Portfolio

Asset Allocation – Growth Portfolio

Asset Allocation – Moderate Portfolio

Asset Allocation – Moderate Growth Portfolio

International Moderate Growth Fund

Subadvised by BlackRock Investment Management, LLC

BlackRock Large Cap Value

Subadvised by Capital Guardian Trust Company

Capital Guardian Global

Capital Guardian U.S. Equity

Capital Guardian Value

Subadvised by ING Clarion Real Estate Securities

Clarion Global Real Estate Securities

Subadvised by J.P. Morgan Investment Management Inc.

JPMorgan Enhanced Index

Subadvised by Jennison Associates LLC

Jennison Growth

Subadvised by ClearBridge Advisors, LLC

Legg Mason Partners All Cap

Subadvised by MFS® Investment Management

MFS High Yield

MFS International Equity

Subadvised by Columbia Management Advisors, LLC

Marsico Growth

Subadvised by Pacific Investment Management Company LLC

PIMCO Total Return

Subadvised by T. Rowe Price Associates, Inc.

T. Rowe Price Equity Income

T. Rowe Price Growth Stock

T. Rowe Price Small Cap

Subadvised by Templeton Investment Counsel, LLC and

Transamerica Investment Management, LLC

Templeton Transamerica Global

Subadvised by Transamerica Investment Management, LLC

Transamerica Balanced

Transamerica Convertible Securities

Transamerica Equity

Transamerica Growth Opportunities

Transamerica Money Market

Transamerica Science and Technology

Transamerica U.S. Government Securities

Subadvised by Morgan Stanley Investment Management, Inc.

Van Kampen Active International Allocation

Van Kampen Large Cap Core

Subadvised by Van Kampen Asset Management

Van Kampen Mid-Cap Growth

AIM VARIABLE INSURANCE FUNDS – SERIES II SHARES

Managed by A I M Advisors, Inc.

AIM V.I. Basic Value Fund

AIM V.I. Capital Appreciation Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. – CLASS B

Managed by AllianceBernstein L.P.

AllianceBernstein Growth and Income Portfolio

AllianceBernstein Large Cap Growth Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUND – SERVICE CLASS 2

Managed by Fidelity Management & Research Company

Fidelity – VIP Contrafund® Portfolio

Fidelity – VIP Equity-Income Portfolio

Fidelity – VIP Growth Portfolio

Fidelity – VIP Mid Cap Portfolio

Fidelity – VIP Value Strategies Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST – CLASS 2

Managed by Franklin Advisors, Inc.

Franklin Income Securities Fund

Managed by Franklin Mutual Advisors, LLC

Mutual Shares Securities Fund

Managed by Templeton Investment Counsel LLC

Templeton Foreign Securities Fund

JANUS ASPEN SERIES – SERVICE SHARES

Managed by Janus Capital Management LLC

Janus Aspen – Mid Cap Growth Portfolio

Janus Aspen – Worldwide Growth Portfolio

MFS® VARIABLE INSURANCE TRUSTSM – SERVICE CLASS

Managed by MFS® Investment Management

MFS New Discovery Series

MFS Total Return Series

2

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GLOSSARY OF TERMS

Accumulation Unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value—The policy value increased or decreased by any excess interest adjustment.

Annuitant—The person on whose life any annuity payments involving life contingencies will be based.

Annuity Commencement Date—The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month following the month after the annuitant attains age 95. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.

Annuity Payment Option—A method of receiving a stream of annuity payments selected by the owner.

Cash Value—The adjusted policy value less any applicable surrender charge and rider fees (imposed upon surrender).

Excess Interest Adjustment—A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by Transamerica since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account—One or more investment choices under the policy that are part of Transamerica’s general assets and are not in the separate account.

Guaranteed Period Options—The various guaranteed interest rate periods of the fixed account which Transamerica may offer and into which premium payments may be paid or amounts transferred.

Owner (You)— The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner in the information provided to us to issue a policy.

Policy Date—The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value—On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments; minus

•

gross partial surrenders (partial surrenders minus excess interest adjustments plus the surrender charge on the portion of the requested partial surrender that is subject to the surrender charge); plus

•	interest credited in the fixed account; plus

•	accumulated gains in the separate account; minus

•	accumulated losses in the separate account; minus

•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.

Policy Year—A policy year begins on the policy date and on each anniversary thereafter.

Separate Account—Separate Account VA R, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Subaccount—A subdivision within the separate account, the assets of which are invested in specified underlying fund portfolios.

You (Your)—the owner of the policy.

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SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

1.	THE ANNUITY POLICY

The flexible premium deferred variable annuity policy offered by Transamerica Life Insurance Company (Transamerica, we, us, or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: various subaccounts of the separate account and the fixed account of Transamerica. The policy is intended to accumulate money for retirement or other long-term investment purposes.

This policy currently offers subaccounts that are listed in Section 3. Each subaccount invests exclusively in shares of one of the underlying funds. The policy value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.

The fixed account offers an interest rate that Transamerica guarantees.

The policy, like all deferred annuity policies, has two phases: the “accumulation phase” and the “income phase.” During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you annuitize and begin receiving regular annuity payments from your policy. The money you can accumulate during the accumulation phase will largely determine the payments you receive during the income phase.

2.	PURCHASE

You can buy a nonqualified policy with $5,000 or more, and a qualified policy with $1,000 or more, under most circumstances. You can add as little as $50 at any time during the accumulation phase.

3.	INVESTMENT CHOICES

You can allocate your premium payments to one or more of the following underlying fund portfolios described in the underlying fund prospectuses:

American Century Large Company Value – Service Class

Asset Allocation – Conservative Portfolio – Service Class

Asset Allocation – Growth Portfolio – Service Class

Asset Allocation – Moderate Portfolio – Service Class

Asset Allocation – Moderate Growth Portfolio – Service Class

International Moderate Growth Fund – Service Class

BlackRock Large Cap Value – Service Class

Capital Guardian Global – Service Class

Capital Guardian U.S. Equity – Service Class

Capital Guardian Value – Service Class

Clarion Global Real Estate Securities – Service Class

JPMorgan Enhanced Index – Service Class

Jennison Growth – Service Class

Legg Mason Partners All Cap – Service Class

MFS High Yield – Service Class

MFS International Equity – Service Class

Marsico Growth – Service Class

PIMCO Total Return – Service Class

T. Rowe Price Equity Income – Service Class

T. Rowe Price Growth Stock – Service Class

T. Rowe Price Small Cap – Service Class

Templeton Transamerica Global – Service Class

Transamerica Balanced – Service Class

Transamerica Convertible Securities – Service Class

Transamerica Equity – Service Class

Transamerica Growth Opportunities – Service Class

Transamerica Money Market – Service Class

Transamerica Science and Technology – Service Class

Transamerica U.S. Government Securities – Service Class

Van Kampen Active International Allocation – Service Class

Van Kampen Large Cap Core – Service Class

Van Kampen Mid-Cap Growth – Service Class

AIM V.I. Basic Value Fund – Series II Shares

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AIM V.I. Capital Appreciation Fund – Series II Shares

AllianceBernstein Growth and Income Portfolio – Class B

AllianceBernstein Large Cap Growth Portfolio – Class B

Fidelity – VIP Contrafund® Portfolio – Service Class 2

Fidelity – VIP Equity-Income Portfolio – Service Class 2

Fidelity – VIP Growth Portfolio – Service Class 2

Fidelity – VIP Mid Cap Portfolio – Service Class 2

Fidelity – VIP Value Strategies Portfolio – Service Class 2

Franklin Income Securities Fund – Class 2

Mutual Shares Securities Fund – Class 2

Templeton Foreign Securities Fund – Class 2

Janus Aspen – Mid Cap Growth Portfolio – Service Shares

Janus Aspen – Worldwide Growth Portfolio – Service Shares

MFS New Discovery Series – Service Class

MFS Total Return Series – Service Class

Depending upon their investment performance, you can make or lose money in any of the subaccounts.

You can also allocate your premium payments to the fixed account.

We currently allow you to transfer money between any of the investment choices during the accumulation phase. We reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year and to impose restrictions and limitations on transfers.

4.	PERFORMANCE

The value of the policy will vary up or down depending upon the investment performance of the subaccounts you choose.

5.	EXPENSES

No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices.

We may deduct a surrender charge of up to 5% of premium payments surrendered within five years after the premium is paid. We will calculate surrender charges by taking the earnings, if any, out before premium payments.

Full surrenders, partial surrenders, and transfers from a guaranteed period option of the fixed account may also be subject to an excess interest adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an annuity payment option from a guaranteed period option of the fixed account prior to the end of the guaranteed period option.

We deduct daily mortality and expense risk fees and administrative charges at an annual rate of 0.85% (if you do not choose an optional death benefit) or 1.00% (if you choose the “Return of Premium Death Benefit”) from the assets in each subaccount during the income phase and 1.25% during the accumulation phase.

During the accumulation phase, we deduct an annual service charge of no more than $35 from the policy value on each policy anniversary and at the time of surrender. The charge is waived if either the policy value or the sum of all premium payments, minus all partial surrenders, is at least $50,000.

Upon full surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, if applicable, which currently range from 0% to 3.50%.

If you elect the Initial Payment Guarantee rider when you annuitize, then there is a daily rider fee currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts.

If you elect the Additional Death Distribution, then there is an annual rider fee during the accumulation phase of 0.25% of the policy value.

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If you elect the Additional Death Distribution+ (“ADD+”), then there is an annual rider fee during the accumulation phase of 0.55% of the policy value.

The value of the net assets of the subaccounts will reflect the management fee and other expenses incurred by the underlying fund portfolios.

6.	ACCESS TO YOUR MONEY

You can generally take out $500 or more anytime during the accumulation phase (except under certain qualified policies). You may generally take free of surrender charges each year the greater of:

•	10% of your premium payments; or

•	any gains in the policy.

Amounts surrendered in excess of this free amount may be subject to a surrender charge and an excess interest adjustment. You may also have to pay income tax and a tax penalty on any money you take out.

The gains in the policy are the amount equal to the policy value, minus the sum of all premium payments, reduced by all prior partial surrenders deemed to be from premium.

If you have policy value in the fixed account, you may take out any cumulative interest credited free of excess interest adjustments.

Access to amounts held in qualified policies may be restricted or prohibited.

Surrenders are not generally permitted during the income phase unless you elect the Life with Emergency CashSM annuity payment option.

7.	ANNUITY PAYMENTS

(THE INCOME PHASE)

The policy allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, the dollar amount of your payments may go up or down. However, the Initial Payment Guarantee is available as an optional rider and it guarantees a minimum amount for each payment.

8.	DEATH BENEFIT

If the sole owner and annuitant dies before the income phase begins, then the beneficiary will generally receive a death benefit. If the owner is not the annuitant, then no death benefit is paid if the owner dies.

Naming different persons as owner and annuitant can affect to whom and whether amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

When you purchase a policy you generally may choose the following optional death benefits:

•	Return of Premium.

After the policy is issued, the guaranteed minimum death benefit cannot be changed.

Charges are lower if you do not choose an optional guaranteed minimum death benefit.

The death benefit is paid first to a surviving owner, if any; it is only paid to the beneficiary if there is no surviving owner.

9.	TAXES

Earnings, if any, are generally not taxed until taken out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. For nonqualified and certain qualified policies, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income. For qualified policies, payments during the income phase are, in many cases, considered as all taxable income.

If you are younger than 59 1/2 when you take money out, you may incur a 10% federal penalty tax on the taxable earnings.

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10.	ADDITIONAL FEATURES

This policy has additional features that might interest you. These include, but are not limited to, the following:

•

You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. This feature is referred to as the “Systematic Payout Option” (“SPO”). Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

•

You can elect an optional rider at the time of annuitization that guarantees your variable annuity payments will never be less than a percentage of the initial payment. This feature is called the “Initial Payment Guarantee” (“IPG”). There is an extra charge for this rider.

•

You can elect one of two optional riders that might pay an additional amount on top of the policy death benefit, in certain circumstances. These features are called the “Additional Death Distribution” (“ADD”) and “Additional Death Distribution +” (“ADD+”). There is an extra charge for these riders.

•

Under certain medically related circumstances, you may surrender all or part of the policy value without a surrender charge and excess interest adjustment. This feature is called the “Nursing Care and Terminal Condition Withdrawal Option.”

•

Under certain unemployment circumstances, you may surrender all or a portion of the policy value free of surrender charges and excess interest adjustments. This feature is called the “Unemployment Waiver.”

•	You may generally make transfers and/or change the allocation of additional premium payments by telephone. We may restrict or eliminate this feature.

•

You can arrange to automatically transfer money (at least $500 per transfer) monthly or quarterly from certain investment choices into one or more subaccounts. This feature is known as “Dollar Cost Averaging.”

•

We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called “Asset Rebalancing.”

These features may not be available for all policies, may vary for certain policies, may not each be available in combination with other optional benefits under the policy, and may not be suitable for your particular situation.

11.	OTHER INFORMATION

Right to Cancel Period. You may return your policy for a refund, but only if you return it within a prescribed period, which is generally at least 10 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid and accumulated gains or losses in the separate account. Please note, we will not credit interest on amounts allocated to the fixed account if you return your policy for a refund during the right to cancel period. We will pay the refund within 7 days after we receive written notice of cancellation and the returned policy (at our administrative and service office) within the applicable period. The policy will then be deemed void.

No Probate. Usually, the person receiving the death benefit under this policy will not have to go through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.

Who should purchase the Policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature

8

is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment, market timing, or if you cannot take the risk of losing money that you put in.

There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, unique to variable annuities, such as the opportunity for lifetime income payments, a guaranteed death benefit, the guaranteed level of certain charges, and additional features, make this policy appropriate for your needs.

State Variations. Certain provisions of the policies may be different than the general description in this prospectus, and certain riders and options may not be available, because of the legal restrictions in your state. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your agent or contact us for specific information that may be applicable to your state.

Financial Statements. Financial statements for Transamerica are in the SAI. Condensed financial information for the subaccounts (those in operation before January 1, 2007) are in Appendix A to this prospectus.

12.	INQUIRIES

If you need more information or want to make a transaction, please contact us at our Administrative and Service Office.

Administrative and Service Office

Attention: Customer Care Group

Transamerica Life Insurance Company

4333 Edgewood Road NE

Cedar Rapids, IA 52499-0001

(800) 525-6205

You may check your policy at www.transamericaservice.com. Follow the logon procedures. You will need your pre-assigned Personal Identification Number (“PIN”) to access information about your policy. We cannot guarantee that you will be able to access this site.

You should protect your PIN, because on-line (or telephone) options may be available and could be made by anyone who knows your PIN. We may not be able to verify that the person providing instructions using your PIN is you or someone authorized by you.

9

ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES(1)

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment choices. State premium taxes may also be deducted, and excess interest adjustments may be made to amounts surrendered or applied to annuity payment options from cash value from the fixed account.

Policy Owner Transaction Expenses:
Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)(2)	5%
Transfer Fee(3)	$0-$10
Special Service Fee	$0-$25

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses.

Annual Service Charge	$0 - $35 Per Policy
Separate Account Annual Expenses (as a percentage of average account value):
Base Separate Account Expenses:
Mortality and Expense Risk Fee(4)	0.70%
Administrative Charge	0.15%
Total Separate Account Annual Expenses	0.85%
Optional Separate Account Expenses:
Return of Premium Death Benefit(5)	0.15%
Access Rider(6)	0.35%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expense(7)	1.35%
Optional Rider Fees(8):
Additional Death Distribution(9)	0.25%
Additional Death Distribution+(10)	0.55%
Living Benefits Rider(11)	0.60%
5 For Life Rider(12)	0.60%

	Single Life Option	Joint Life Option
Income Select for Life Rider – base benefit(12)	0.40%	0.60%
Additional Benefits available with the Income Select for Life Rider
Growth Option(13)	0.25%	0.50%
Additional Death Payment Option(13)	0.25%	0.20%
Income Enhancement Option(13)	0.15%	0.30%
Total Income Select for Life Rider Fees with Highest Combination of Benefits	1.05%	1.60%

The next item shows the lowest and highest total operating expenses charged by the underlying fund portfolios for the year ended December 31, 2006 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

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Total Portfolio Annual Operating Expenses(14):	Lowest	Highest
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses	0.65%	1.57%

This Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include policy owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the highest fees and expenses of any of the portfolios for the year ended December 31, 2006, and the base policy with the Return of Premium Death Benefit, Access Rider, Additional Death Distribution+, and Income Select for Life with all additional benefits. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example(15)	1 Year	3 Years	5 Years	10 Years
If the policy is surrendered at the end of the applicable time period	$976	$1872	$2798	$5617
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy	$526	$1602	$2708	$5617

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Example. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

For information concerning compensation paid for the sale of the policies, see “Distributor of the Policies.”

(1)	The fee table applies only to the accumulation phase. During the income phase the fees may be different than those described in the Fee Table. See Section 5, Expenses.

(2)

The surrender charge, if any is imposed, applies regardless of how the policy value is allocated among the investment choices. The surrender charge is decreased based on the number of years since the premium payment was made.

If you select the Life with Emergency CashSM annuity payment option, you will be subject to a surrender charge after the annuity commencement date. See Section 5, Expenses.

(3)

The transfer fee, if any is imposed, applies regardless of how the policy value is allocated among the investment choices. There is no fee for the first 12 transfers per policy year. For additional transfers, Transamerica may charge a fee of $10 per transfer.

(4)	The mortality and expense fee shown (0.70%) is for the accumulation phase with no optional guaranteed minimum death benefit.

(5)	The fee for the Return of Premium Death Benefit is (0.15%) is in addition to the base mortality and expense risk and administrative fees.

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(6)	The fee for the Access Rider is a percentage of policy value and is (0.35%) in addition to the mortality and expense risk and administrative fees.

(7)	This reflects the base separate account expenses plus the fees for the Return of Premium Death Benefit and Access Rider, but does not include any annual optional rider fees.

(8)	In some cases, riders to the policy are available that provide optional benefits that are not described in detail in this prospectus. There are additional fees (each year) for those riders.

(9)	The annual Additional Death Distribution fee is 0.25% of the policy value and is deducted only during the accumulation phase.

(10)	The annual Additional Death Distribution+ fee is 0.55% of the policy value and is deducted only during accumulation phase.

(11)

The fee is a percentage of the “principal back” total withdrawal base. The “principal back” total withdrawal base on the rider date is the policy value (less premium enhancements if the rider is added in the first policy year). After the rider date, the “principal back” total withdrawal base is equal to: the “principal back” total withdrawal base on the rider date; plus subsequent premium payments; less subsequent “principal back” adjusted partial withdrawals.

(12)	The fee is a percentage of the total withdrawal base.

(13)	This fee is a percentage of the total withdrawal base and is in addition to the Income Select for Life Rider base benefit fee.

(14)

The fee table information relating to the underlying fund portfolios is for the year ending December 31, 2006 (unless otherwise noted) and was provided to Transamerica by the underlying fund portfolios, their investment advisors or managers, and Transamerica has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.

(15)	The Example does not reflect premium tax charges or transfer fees. Different fees and expense not reflected in the Example may be assessed during the income phase of the policy.

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1.	THE ANNUITY POLICY

This prospectus describes the Flexible Premium Variable Annuity - C policy offered by Transamerica Life Insurance Company.

An annuity is a contract between you, the owner, and an insurance company (in this case Transamerica), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.

The policy is a flexible premium deferred variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.

The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional investments of $50 or more until the annuity commencement date. You are not required to make any additional investments.

The policy is a “variable” annuity because the value of your investments can go up or down based on the performance of your investment choices. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your investment choices. You could lose the amount you allocate to the separate account. The amount of annuity payments you receive during the income phase from the separate account also depends upon the investment performance of your investment choices for the income phase. However, if you annuitize under the Initial Payment Guarantee, then you will receive stabilized annuity payments that will never be less than a percentage of your initial annuity payment. There is an extra charge for this rider.

The policy also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.

2.	PURCHASE

Policy Issue Requirements

Transamerica will not issue a policy unless:

•	Transamerica receives (at our administrative and service office) all information needed to issue the policy;

•	Transamerica receives (at our administrative and service office) a minimum initial premium payment; and

•	The annuitant, owner, and any joint owner are age 90 or younger (may be lower for qualified policies).

We reserve the right to reject any application or premium payment.

Premium Payments

You should make checks for premium payments payable only to Transamerica Life Insurance Company and send them to the administrative and service office. Your check must be honored in order for Transamerica to pay any associated payments and benefits due under the policy.

Initial Premium Requirements

The initial premium payment for nonqualified policies must be at least $5,000, and at least $1,000 for qualified policies. There is generally no minimum initial premium payment for policies issued under section 403(b) of the Internal Revenue Code; however, your premium must be received within 90 days of the policy date or your policy will be canceled. We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete

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policy information. If we are unable to credit your initial premium payment, we will contact you within five business days and explain why. We will also return your initial premium payment at that time unless you let us keep it and credit it as soon as possible.

The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.

There may be delays in our receipt of applications that are outside of our control (for example, because of the failure of the selling broker/dealer or sales agent to forward the application to us promptly, or because of delays in determining whether the policy is suitable for you). Any such delays will affect when your policy can be issued and your premium allocated among your investment choices.

Additional Premium Payments

You are not required to make any additional premium payments. However, you can generally make additional premium payments as often as you like during the accumulation phase. Additional premium payments must be at least $50. We will credit additional premium payments to your policy as of the business day we receive your premium and required information at our administrative and service office. Additional premium payments must be received before the New York Stock Exchange closes to get same-day pricing of the additional premium payment.

Maximum Total Premium Payments

Cumulative premium payments above $1,000,000 require prior approval by Transamerica.

Allocation of Premium Payments

When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation.

If you allocate premium payments to the Dollar Cost Averaging program, you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.

You may change allocations for future additional premium payments by sending written instructions to our administrative and service office, or by telephone, subject to the limitations described under “Telephone Transactions.” The allocation change will apply to premium payments received on or after the date we receive the change request.

You could lose the amount you allocate to the variable subaccounts.

Transamerica reserves the right to restrict or refuse any premium payment.

Policy Value

You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange generally closes at 4:00 p.m. eastern time. Holidays are generally not business days.

3.	INVESTMENT CHOICES

The Separate Account

The following variable subaccounts are available under the policy for new investors. The subaccounts invest in shares of the various underlying fund portfolios. The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this policy are listed below. The following variable investment choices are currently offered through this policy:

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AEGON/TRANSAMERICA SERIES TRUST – SERVICE CLASS

Subadvised by American Century Investment Management, Inc.

American Century Large Company Value

Portfolio Construction Manager: Morningstar Associates, LLC

Asset Allocation – Conservative Portfolio

Asset Allocation – Growth Portfolio

Asset Allocation – Moderate Portfolio

Asset Allocation – Moderate Growth Portfolio

International Moderate Growth Fund

Subadvised by BlackRock Investment Management, LLC(1)

BlackRock Large Cap Value(2)

Subadvised by Capital Guardian Trust Company

Capital Guardian Global

Capital Guardian U.S. Equity

Capital Guardian Value

Subadvised by ING Clarion Real Estate Securities

Clarion Global Real Estate Securities

Subadvised by J.P. Morgan Investment Management Inc.

JPMorgan Enhanced Index

Subadvised by Jennison Associates LLC

Jennison Growth

Subadvised by ClearBridge Advisors, LLC(3)

Legg Mason Partners All Cap(4)

Subadvised by MFS® Investment Management

MFS High Yield

MFS International Equity(5)

Subadvised by Columbia Management Advisors, LLC

Marsico Growth

Subadvised by Pacific Investment Management Company LLC

PIMCO Total Return

Subadvised by T. Rowe Price Associates, Inc.

T. Rowe Price Equity Income

T. Rowe Price Growth Stock

T. Rowe Price Small Cap

Subadvised by Templeton Investment Counsel, LLC and Transamerica Investment Management, LLC(6)

Templeton Transamerica Global(7)

Subadvised by Transamerica Investment Management, LLC

Transamerica Balanced

Transamerica Convertible Securities

Transamerica Equity(8)

Transamerica Growth Opportunities

Transamerica Money Market

Transamerica Science and Technology(9)(10)

Transamerica U.S. Government Securities

Subadvised by Morgan Stanley Investment Management Inc.

Van Kampen Active International Allocation

Van Kampen Large Cap Core

Subadvised by Van Kampen Asset Management

Van Kampen Mid-Cap Growth

AIM VARIABLE INSURANCE FUNDS – SERIES II SHARES

Managed by A I M Advisors, Inc.

AIM V.I. Basic Value Fund

AIM V.I. Capital Appreciation Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. – CLASS B

Managed by AllianceBernstein L.P.

AllianceBernstein Growth and Income Portfolio

AllianceBernstein Large Cap Growth Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUND – SERVICE CLASS 2

Managed by Fidelity Management & Research Company

Fidelity - VIP Contrafund® Portfolio

Fidelity - VIP Equity-Income Portfolio

Fidelity - VIP Growth Portfolio

Fidelity - VIP Mid Cap Portfolio

Fidelity - VIP Value Strategies Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST – CLASS 2

Managed by Franklin Advisers, Inc.

Franklin Income Securities Fund

Managed by Franklin Mutual Advisers, LLC

Mutual Shares Securities Fund

Managed by Templeton Investment Counsel LLC

Templeton Foreign Securities Fund

JANUS ASPEN SERIES – SERVICE SHARES

Managed by Janus Capital Management LLC

Janus Aspen – Mid Cap Growth Portfolio

Janus Aspen – Worldwide Growth Portfolio

MFS® VARIABLE INSURANCE TRUSTSM – SERVICE CLASS

Managed by MFS® Investment Management

MFS New Discovery Series

MFS Total Return Series

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(1)	Formerly subadvised by Mercury Advisors.

(2)	Formerly known as Mercury Large Cap Value.

(3)	Formerly subadvised by Salomon Brothers Asset Management Inc.

(4)	Formerly known as Salomon All Cap.

(5)	Formerly known as American Century International and formerly subadvised by American Century Global Investment Management, Inc.

(6)	Formerly subadvised by Templeton Investment Counsel, LLC and Great Companies, LLC

(7)	Formerly known as Templeton Great Companies Global.

(8)	On or about October 27, 2006, Great Companies – AmericaSM and the Janus Growth merged into Transamerica Equity.

(9)	Formerly subadvised by Great Companies, LLC

(10)	Formerly known as Great Companies – TechnologySM.

The general public may not purchase shares of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment advisor or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios.

More detailed information, including an explanation of the portfolios’ fees and investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.

Selection of Underlying Portfolios

The underlying fund portfolios offered through this product are selected by Transamerica, and Transamerica may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see “Revenue We Receive.” We review the portfolios periodically and may remove a portfolio, or limit its availability to new premiums and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the AEGON/Transamerica Series Trust (“ATST”) underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Fund Advisors, Inc. (“TFAI”).

We have developed this variable annuity product in cooperation with one or more distributors, and have included certain underlying fund portfolios based on their recommendations; their selection criteria may differ from our selection criteria.

You are responsible for choosing the subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the underlying fund portfolios that is available to you, including each underlying fund portfolio's prospectus, statement of additional information and annual and semi/annual reports. Other sources such as the Fund’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or underlying fund portfolio. After you select underlying fund portfolios for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the cash value of your policy resulting from the performance of the underlying fund portfolios you have chosen.

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We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.

We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. See the SAI for more information concerning the possible addition, deletion, or substitution of investments.

We reserve the right to limit the number of subaccounts you are invested in at any one time.

The Fixed Account

Premium payments allocated and amounts transferred to the fixed account become part of Transamerica’s general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts.

While we do not guarantee that the fixed account will always be available for investment, we do guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Full and partial surrenders and transfers from a guaranteed period option of the fixed account are generally subject to an excess interest adjustment (except at the end of the guaranteed period). This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your policy. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum, however.

We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable nonforfeiture law at the time the policy is issued.

If you select the fixed account, your money will be placed with Transamerica’s other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of annuity payments you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase.

We reserve the right to refuse any premium payment to the fixed account.

Transfers

During the accumulation phase, you may make transfers to or from any subaccount or to the fixed account within certain limitations.

Transfers out of a guaranteed period option of the fixed account are limited to the following:

•	Transfers at the end of a guaranteed period. No excess interest adjustment will apply.

•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.

•

Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one

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policy year is 25% of the amount in that guaranteed period option, less any previous transfers during the current policy year. If it is a positive adjustment, we do not limit the amount that you can transfer.

Each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfer requests must be received while the New York Stock Exchange is open to get same-day pricing of the transaction.

We reserve the right to prohibit transfers to the fixed account.

The number of transfers permitted may be limited and a $10 charge for each transfer in excess of 12 per year may apply.

During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.

Transfers made by telephone are subject to the limitations described below under “Telephone Transactions.”

Market Timing and Disruptive Trading

Statement of Policy. This variable insurance product was not designed for the use of market timers or frequent or disruptive traders. Such transfers may be disruptive to the underlying fund portfolios and increase transaction costs.

Market timing and other programmed, large, frequent, or short-term transfers among the subaccounts or between the subaccounts and the fixed account can cause risks with adverse effects for other policy owners (and beneficiaries and underlying fund portfolios). These risks and harmful effects include:

(1)	dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

(2)	an adverse effect on portfolio management, such as:

(a)	impeding a portfolio manager’s ability to sustain an investment objective;

(b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or

(c)	causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and

(3)	increased brokerage and administrative expenses.

These costs are borne by all policy owners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading.

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest

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in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading, or short-term transfers among subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence. If we determine you are engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policy owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio's operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some policy owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected.

In addition to our internal policies and procedures, we will administer your variable insurance product to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do not:

•	impose redemption fees on transfers;

•

expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or

•	provide a certain number of allowable transfers in a given period.

Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.

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Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or other disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by policy owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment choices available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such policy owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other policy owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment choices under the variable insurance product. In addition, we may not honor transfer requests if any variable investment choice that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Policy owners should be aware that we may not have the contractual ability or the operational capacity to monitor policy owners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers. Accordingly, policy owners and other persons who have material rights under our variable insurance products should assume that any protection they may have against potential harm from market timing and disruptive trading is the protection, if any, provided by the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading in certain subaccounts.

Policy owners should be aware that we are required to provide to an underlying fund portfolio or its designee, promptly upon request, certain information about the trading activity of individual policy owners, and to restrict or prohibit further purchases or transfers by specific policy owners identified by an underlying fund portfolio as violating the frequent trading policies established for that portfolio

Omnibus Orders. Policy owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund

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portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment choices correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

4.	PERFORMANCE

Transamerica periodically advertises performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges, or fees for any optional riders or endorsements. The deduction of any applicable premium taxes, surrender charges, or rider fees would reduce the percentage increase or make greater any percentage decrease.

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges.

Third, in addition, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.

We also may, from time to time, include in our advertising and sales materials, the performance of other funds or accounts managed by the subadvisor, the performance of predecessors to the underlying fund portfolios, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

Not all types of performance data presented reflect all of the fees and charges that may be deducted (such as fees for optional benefits); performance figures would be lower if these charges were included.

5.	EXPENSES

Note: The following section on expenses and the Annuity Policy Fee Table and Expense Examples only apply to policies issued after the date of this prospectus.

There are charges and expenses associated with your policy that reduce the return on your investment in the policy.

Surrender Charges

During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified policies). We may apply a surrender charge to compensate us for expenses relating to sales, including commissions to registered representatives and other promotional expenses.

You can surrender up to the greater of 10% of your premium payments or any gains in the policy once each year free of surrender charges. This amount is referred to as the free percentage and is determined at the time of surrender. (The free percentage is not cumulative, so not surrendering anything in one year does not increase the surrender charge free amount in subsequent years.) If the surrender is in excess of this

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free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.

The following schedule shows the surrender charges that apply during the five years following payment of each premium payment:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 – 1	5%
1 – 2	4%
2 – 3	3%
3 – 4	2%
4 – 5	1%
More than 5	0

For example, assume your premium is $100,000 and your policy value is $106,000 at the beginning of the second policy year and you surrender $30,000. Since that amount is more than your free amount ($10,000), you would pay a surrender charge of $800 on the remaining $20,000 (4% of $30,000 - $10,000).

Likewise, assume your policy value is $80,000 (premium payments $100,000) at the beginning of the second policy year and you surrender your policy. You would pay a surrender charge of $3,600 [4% of ($100,000 – ($100,000 x 10%))].

You can generally choose to receive the full amount of a requested partial surrender by directing us to deduct any applicable surrender charge (and any applicable excess interest adjustment) from your remaining policy value. You receive your cash value upon full surrender.

For surrender charge purposes, earnings are considered to be surrendered first, then the oldest premium is considered to be surrendered next.

Surrender charges are waived if you surrender money under the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver.

Keep in mind that surrenders may be taxable and, if made before age 59 1/2, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified policies are considered to come from taxable earnings first.

Life with Emergency CashSM Surrender Charge

If you select the Life with Emergency CashSM annuity payment option, then you can surrender your policy even after annuity payments have begun. However, there is a surrender charge during the first four years after the annuity commencement date. The following schedule shows the current surrender charge:

Number of Years Since Annuity Commencement Date	Surrender Charge (as a percentage of adjusted policy value)
0 – 1	4%
1 – 2	3%
2 – 3	2%
3 – 4	1%
more than 4	0%

We can change the surrender charge, and you will be subject to whatever surrender schedule is in effect at the time you annuitize under the Life with Emergency Cashsm annuity payment option.

Note carefully the following three things about this surrender charge:

•	this surrender charge is measured from the annuity commencement date and not from the premium payment date;

•	this surrender charge is a percentage of the adjusted policy value applied to the Life with Emergency CashSM annuity payment option, and not a percentage of premium; and

•	under this payment option, there is no surrender charge free amount.

Excess Interest Adjustment

Surrenders and transfers from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also apply to amounts applied to an annuity payment option.

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Mortality and Expense Risk Fees

We charge a fee as compensation for bearing certain mortality and expense risks under the policy. Examples of such risks include a guarantee of annuity rates, the death benefit, certain expenses of the policy, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the policy. We may also pay distribution expenses out of this charge. This fee is assessed daily based on the net asset value of each subaccount.

During the accumulation phase: the daily mortality and expense risk fee is at an annual rate of 0.70% if the Return of Premium Death Benefit is not elected. For the Return of Premium Death Benefit, the daily mortality and expense risk fee is 0.15% higher, at an annual rate of 0.85%. During the income phase, the mortality and expense risk fee is at an annual rate of 1.10%.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

Administrative Charges

We deduct a daily administrative charge to cover the costs of administering the policy (including certain distribution-related expenses). This charge is equal to an annual rate of 0.15% of the daily net asset value of each subaccount during both the accumulation phase and the income phase.

During the accumulation phase, an annual service charge of $35 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $50,000.

Premium Taxes

Some states assess premium taxes on the premium payments you make. We currently do not deduct for these taxes at the time you make a premium payment. However, we will deduct the total amount of premium taxes, if any, from the policy value when:

•	you begin receiving annuity payments;

•	you surrender the policy; or

•	a death benefit is paid.

Generally, premium taxes range from 0% to 3.50%, depending on the state.

Federal, State and Local Taxes

We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.

Special Service Fees

We will deduct a charge for special services, such as overnight delivery.

Transfer Fee

You are generally allowed to make 12 free transfers per year before the annuity commencement date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each additional transfer. Premium payments, Asset Rebalancing, and Dollar Cost Averaging transfers do not count as one of your 12 free transfers per year. All transfer requests made at the same time are treated as a single request.

Initial Payment Guarantee

If you elect the Initial Payment Guarantee at the time of annuitization, there is a rider fee currently at an annual rate of 1.25% of the daily net asset value. This fee may be higher or lower at the time you annuitize and elect the rider.

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Additional Death Distribution

If you elect the Additional Death Distribution, there is an annual rider fee during the accumulation phase of 0.25% of the policy value. The rider fee will be deducted on each rider anniversary and upon termination of the rider (once we have received all necessary regulatory approvals) during the accumulation phase.

Additional Death Distribution+ (“ADD+”)

If you elect the ADD+, there is an annual rider fee during the accumulation phase of 0.55% of the policy value. The rider fee will be deducted on each rider anniversary and upon termination of the rider (once we have received all necessary regulatory approvals) during the accumulation phase.

Portfolio Fees and Expenses

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The lowest and highest fund expenses for the previous calendar year are found in the “Annuity Policy Fee Table” section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.

Revenue We Receive

We (and our affiliates) may directly or indirectly receive payments from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other services we (and our affiliates) provide and expenses we incur. We (and/or our affiliates) generally receive three types of payments:

•

Rule 12b-1 Fees. Effective May 1, 2007 our affiliate Transamerica Capital, Inc. (“TCI”) replaced our affiliate AFSG Securities Corporation as principal underwriter for the policies and receives some or all of the 12b-1 fees from the funds. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.10% to 0.25% of the average daily assets of the certain underlying fund portfolios attributable to the policies and to certain other variable insurance products that we and our affiliates issue.

•

Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, sub-adviser, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment advisor or sub-adviser receives from the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). The amount of the payments we (or our affiliates) receive is based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.

The following chart provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis:

Incoming Payments to Transamerica and TCI

Fund	Maximum Fee % of assets(1)
AEGON/Transamerica Series Trust (2)	0.25%
AIM Variable Insurance Funds	0.50%
AllianceBernstein Variable Products Series Fund, Inc.	0.45%
Fidelity Variable Insurance Products Fund	0.50%
Franklin Templeton Variable Insurance Products Trust	0.35%
Janus Aspen Series	0.25%
MFS® Variable Insurance TrustSM	0.45%

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(1)

Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this policy and under certain other variable insurance products offered by our affiliates and us. We may continue to receive 12b-1 fees and administrative fees on subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services we provide.

(2)

Because ATST is managed by TFAI, there are additional benefits to us and our affiliates for amounts you allocate to the ATST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other arrangements may be received from TFAI. A variety of financial and accounting methods may be used to allocate resources and profits to us. Such payments or arrangements may be entered into for a variety of purposes, such as to allocate resources to us to provide administrative services to the policyholders who invest in the ATST underlying fund portfolios. These payments or arrangements may take the form of internal credits, recognition, or cash payments. Additionally, if an ATST portfolio is sub-advised by an entity that is affiliated with us, we may retain more revenue than on those ATST portfolios that are sub-advised by non-affiliated entities. During 2006 we received $42,513,302.28 from TFAI pursuant to these arrangements. This is in addition to the 0.25% amount in the above chart. We anticipate receiving comparable amounts in the future.

Other Payments. TCI also serves as the wholesale distributor for the policies, and in that capacity directly or indirectly receives additional amounts or different percentages of assets under management from certain advisers and sub-advisers to the underlying fund portfolios (or their affiliates) with regard to variable insurance products or mutual funds that are issued by us and our affiliates. These amounts may be derived, in whole or in part, from the profits the investment advisor or sub-adviser receives from the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees. Certain advisers and sub-advisers of the underlying fund portfolios (or their affiliates) (1) may pay TCI amounts up to $75,000 per year to participate in a “preferred sponsor” program that provides such advisers and sub-advisers with access to TCI’s wholesalers at TCI’s national and regional sales conferences as well as internal and external meetings and events that are attended by TCI’s wholesalers and/or other TCI employees; (2) may provide our affiliates and/or selling firms with wholesaling services to assist us in the distribution of the policies; and (3) may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the underlying fund portfolios and to cooperate with their promotional efforts. The amounts may be significant and provide the adviser or subadviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the policies.

For the calendar year ended December 31, 2006, AFSG received revenue sharing payments ranging from $1,475 to $40,725 (for a total of $291,627) from the following Fund managers and/or sub-advisers to participate in TCI’s events: Legg Mason, T. Rowe Price Associates Inc., Transamerica Investment Management, Van Kampen Investments, Janus Capital Management, Jennison Associates, Pacific Investment Management Company LLC, MFS Investment Management, Evergreen Investments, Marsico Capital Management, Lehman Brothers/Neuberger Berman American Century Investment Management, AIM Funds, Alliance Bernstein, Federated Funds, Fidelity Funds, ING Clarion and Merrill Lynch.

Please note some of the aforementioned managers and/or subadvisors may not be associated with underlying fund portfolios currently available in this product.

Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the sub-advisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the policy, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the underlying fund portfolios. We and our affiliates may profit from these payments.

For further details about the compensation payments we make in connection with the sale of the policies, see “Distributor of the Policies” in this prospectus.

6.	ACCESS TO YOUR MONEY

During the accumulation phase, you can have access to the money in your policy in the following ways:

•	by making a surrender (either a full or partial surrender); or

•	by taking systematic payouts.

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Surrenders

If you take a full surrender, you will receive your cash value.

If you want to take a partial surrender, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the surrender from each of the investment choices in proportion to the policy value.

You may elect to take up to the greater of 10% of your premium payments or any gains in the policy free of surrender charges once each policy year. Remember that any surrender you take will reduce the policy value, and the amount of the death benefit. See Section 8, Death Benefit, for more details. A surrender may also reduce other benefits.

Surrenders may be subject to a surrender charge. Surrenders from the fixed account may also be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.

Surrenders from qualified policies may be restricted or prohibited.

During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial, unless you elect a Life with Emergency CashSM payment option.

Delay of Payment and Transfers

Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven days from the date we receive all required information at our administrative and service office.

We may defer such payment from the separate account if:

•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;

•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or

•	the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” a policy owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium payment check has cleared your bank.

Excess Interest Adjustment

Money that you transfer out of or surrender from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a transfer or surrender (either full or partial), if interest rates set by Transamerica have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value on surrender or transfer. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value on surrender or transfer.

Any amount surrendered in excess of the cumulative interest credited is generally subject to an excess interest adjustment. An excess interest adjustment may

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also be made on amounts applied to an annuity payment option.

There will be no excess interest adjustment on any of the following:

•	surrenders of cumulative interest credited;

•	Nursing Care and Terminal Condition Withdrawal Option surrenders;

•	Unemployment Waiver surrenders;

•	surrenders to satisfy any minimum distribution requirements; and

•	Systematic Payout Option payments, which do not exceed cumulative interest credited at the time of payment.

Please note that in these circumstances you will not receive a higher cash value if interest rates have fallen nor will you receive a lower cash value if interest rates have risen.

The excess interest adjustment may vary for certain policies and may not be applicable for all policies.

7.	ANNUITY PAYMENTS

(THE INCOME PHASE)

You choose the annuity commencement date. You can change this date by giving us notice with the information we need. New annuity commencement dates less than 30 days after we receive notice of the change require prior approval. The latest annuity commencement date generally cannot be after the policy month following the month in which the annuitant attains age 95. The earliest annuity commencement date is 30 days after you purchase your policy.

Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse continues the policy).

Unless you specify otherwise, the annuitant will receive the annuity payments. After the annuitant’s death, the beneficiary you designate at annuitization will receive any remaining guaranteed payments.

Annuity Payment Options

The policy provides several annuity payment options that are described below. You may choose any combination of annuity payment options. We will use your adjusted policy value to provide these annuity payments. If the adjusted policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)

If you choose to receive fixed payments, then the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s). The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease. Please note that these changes only occur annually under the Initial Payment Guarantee.

A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.

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The annuity payment options are explained below. Options 1, and 2, are fixed only. Options 3 and 4 can be fixed or variable.

Payment Option 1—Income for a Specified Period. We will make level payments only for a fixed period. No funds will remain at the end of the period.

Payment Option 2—Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

Payment Option 3—Life Income. You may choose between:

•	No Period Certain (fixed or variable)—Payments will be made only during the annuitant’s lifetime.

•	10 Years Certain (fixed or variable)—Payments will be made for the longer of the annuitant’s lifetime or ten years.

•

Guaranteed Return of Policy Proceeds (fixed only)—Payments will be made for the longer of the annuitant’s lifetime or until the total dollar amount of payments we made to you equals the amount applied to this option.

•

Life with Emergency CashSM (fixed only)—Payments will be made during the annuitant’s lifetime. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency CashSM benefit will continue through age 100 of the annuitant.

The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the annuitant and is generally equal to the surrender value without any surrender charges. For qualified policies the death benefit ceases on the date the annuitant reaches the IRS age limitation.

Payment Option 4—Joint and Survivor Annuity. You may choose between:

•	No Period Certain (fixed or variable)—Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

•

Life with Emergency CashSM (fixed only)—Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency CashSM benefit will continue through age 100 of the surviving joint annuitant.

The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the surviving joint annuitant and is generally equal to the surrender value without any surrender charges. For qualified policies the death benefit ceases on the date the surviving joint annuitant reaches the IRS joint age limitation.

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Other annuity payment options may be arranged by agreement with Transamerica. Some annuity payment options may not be available for all policies.

If your policy is a qualified policy, payment options 1 and 2 may not satisfy minimum required distributions rules. Consult a tax advisor before electing either of these options.

NOTE CAREFULLY:

IF:

•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and

•	the annuitant dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	we may make only one (two, three, etc.) annuity payments.

IF:

•	you choose Income for a Specified Period, Life Income with 10 years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and

•	the person receiving payments dies prior to the end of the guaranteed period;

THEN:

•	the remaining guaranteed payments will be continued to a new payee, or their present value may be paid in a single sum.

However, IF:

•	you choose Life with Emergency CashSM; and

•	the annuitant dies before age 101;

THEN:

•	a Life with Emergency CashSM death benefit will be paid.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee’s address of record. The person receiving payments is responsible for keeping Transamerica informed of their current address.

You must annuitize your policy no later than the maximum annuity commencement date specified in your policy (earlier for certain distribution channels). If you do not elect an annuity payment option, the default option will generally be Option 3 Life with 10 Years Certain, and all optional benefits (including guaranteed minimum death benefits and living benefits) will terminate.

8.	DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option, or may choose to receive a lump sum.

When We Pay A Death Benefit

We will pay a death benefit to the beneficiary IF:

•	you are both the annuitant and sole owner of the policy; and

•	you die before the annuity commencement date.

We will pay a death benefit to you (owner) IF:

•	you are not the annuitant; and

•	the annuitant dies before the annuity commencement date.

If the only person receiving the death benefit is the surviving spouse, then he or she may elect to continue the policy as the new annuitant and owner, instead of receiving the death benefit. All current surrender charges will be waived.

When We Do Not Pay A Death Benefit

We will not pay a death benefit IF:

•	you are not the annuitant; and

•	you die prior to the annuity commencement date.

Please note the new owner (unless it is the deceased owner’s spouse) must generally surrender the policy

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within five years of your death for the adjusted policy value minus any applicable rider fees.

Distribution requirements apply to the policy value upon the death of any owner. These distribution requirements are detailed in the SAI.

Deaths After the Annuity Commencement Date

The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

IF:

•	you are not the annuitant; and

•	you die on or after the annuity commencement date; and

•	the entire interest in the policy has not been paid;

THEN:

•	the remaining portion of such interest in the policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

IF:

•	annuity payments are being made under the Life with Emergency CashSM; and

•	the annuitant dies before age 101 (or earlier , if a qualified policy);

THEN:

•	a Life with Emergency CashSM death benefit will be paid.

Succession of Ownership

If any owner dies during the accumulation phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:

•	any surviving owner;

•	primary beneficiary;

•	contingent beneficiary; or

•	owner’s estate.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum or as annuity payments. The death benefit will generally be the greatest of:

•	policy value on the date we receive the required information at our administrative and service office; or

•

cash value on the date we receive the required information at our administrative and service office (this will be more than the policy value if there is a positive excess interest adjustment that exceeds the surrender charge); or

•	guaranteed minimum death benefit (discussed below), plus premium payments (after the date of death), less gross partial surrenders from the date of death to the date the death benefit is paid.

Please note, the death benefit terminates upon annuitization and there is a mandatory annuitization date.

Guaranteed Minimum Death Benefit

NOTE: The following generally applies, depending on the state of issue, to policies issued after the date of this prospectus.

On the policy application, you generally may choose the guaranteed minimum death benefit option listed below (age limitations may apply).

After the policy is issued, you cannot make an election and the death benefit cannot be changed.

Return of Premium Death Benefit

The Return of Premium Death Benefit is:

•	total premium payments; less

•	any adjusted partial surrenders as of the date of death.

This benefit is not available if the annuitant is 91 or older on the policy date. There is an extra

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charge for this death benefit of 0.15% annually, for a total mortality and expense risk fee of 0.85%.

You will not receive an optional guaranteed minimum death benefit if you do not choose one on the policy application.

The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies.

Adjusted Partial Withdrawals

When you request a partial withdrawal, your guaranteed minimum death benefit, if any, will be reduced by an amount called the adjusted partial withdrawal. Under certain circumstances, the adjusted partial withdrawal may be more than the dollar amount of your gross partial withdrawal. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of partial withdrawal. It is also possible that if a guaranteed minimum death benefit is paid after you have made a partial withdrawal, then the total amount paid could be less than the total premium payments. We have included a detailed explanation of this adjustment in the SAI. This is referred to as “adjusted partial withdrawal” in your policy.

9.	TAXES

NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. We have included an additional discussion regarding taxes in the SAI.

Annuity Policies in General

Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity policy until taken out. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes and tax deferral will not apply.

There are different rules as to how you will be taxed depending on how you take the money out and the type of policy—qualified or nonqualified.

You will generally not be taxed on increases in the value of your policy until a distribution occurs (either as a surrender or as annuity payments).

Qualified and Nonqualified Policies

If you purchase the policy under an individual retirement annuity, a 403(b) plan, a pension plan, or specially sponsored program, your policy is referred to as a qualified policy.

Qualified policies are issued in connection with the following:

•

Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the policy. A Roth IRA also allows individuals to make contributions to the policy, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.

•

Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the policy on a pre-tax basis.

•

Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the policy on a pre-tax basis.

•	Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of

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their employees through contributions to the policy.

There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified policy. There are limits on the amount of contributions you can make to a qualified policy. Other restrictions may apply including terms of the plan in which you participate.

Optional death benefit features in some cases may exceed the greater of the premium payments or the policy value. Such a death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or 403(b) plan. Because an optional death benefit may exceed this limitation, anyone using the policy in connection with such plans should consult their tax adviser before purchasing an optional death benefit. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the policy, if any, comport with IRA qualification requirements.

If you purchase the policy as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your policy is referred to as a nonqualified policy.

Surrenders—Qualified Policies Generally

There are special rules that govern qualified policies. Generally, these rules restrict:

•	the amount that can be contributed to the policy during any year;

•	the time when amounts can be paid from the policy; and

•	the amount of any death benefit that may be allowed.

In the case of a withdrawal under a qualified policy, a pro rata portion of the amount you receive is taxable, generally based on the ratio of your “investment in the contract” to your total account balance or accrued benefit under the retirement plan. Your “investment in the contract” generally equals the amount of any non-deductible purchase payments made by you or on your behalf. In some cases, your “investment in the contract” can be zero.

In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59 1/2, unless you meet one of the exceptions to this rule. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policy. We have provided more information in the SAI.

We may make available under the policy certain guaranteed minimum withdrawal and other optional benefits. The tax rules for qualified policies may limit the value of these optional benefits. For example, if you elect a guaranteed minimum withdrawal benefit and your minimum required distribution amount exceeds your guaranteed withdrawal amount, you will have to withdraw more than the guaranteed withdrawal amount to avoid imposition of a 50% excise tax. It is not clear whether guaranteed minimum withdrawal benefit payments made during the settlement phase will be taxed as withdrawals or as annuity payments. In view of this uncertainty, we will apply the non-annuity rules for determining minimum required distributions, meaning that a percentage of the value of all benefits under the contract will need to be withdrawn each year. The value may have to include the value of enhanced death benefits and other optional contract provisions such as the guaranteed minimum withdrawal benefit rider itself.

If you are attempting to satisfy minimum required distribution rules through partial surrenders, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed.

The Internal Revenue Code generally requires that interests in a qualified policy be nonforfeitable. If your policy contains a bonus rider with a recapture,

32

forfeiture, or “vesting” feature, it may not be consistent with those requirements. Consult a tax advisor before purchasing a bonus rider as part of a qualified policy.

You should consult your legal counsel or tax adviser if you are considering purchasing an enhanced death benefit or other optional rider, or if you are considering purchasing a policy for use with any qualified retirement plan or arrangement.

Surrenders—403(b) Policies

The rules described above for qualified policies generally apply to 403(b) policies. However, specific rules apply to surrenders from certain 403(b) policies. Surrenders can generally only be made when an owner:

•	reaches age 59 1/2;

•	leaves his/her job;

•	dies;

•	becomes disabled (as that term is defined in the Internal Revenue Code); or

•	declares hardship. However, in the case of hardship, the owner can only surrender the premium payments and not any earnings.

Defaulted loans from Code Section 403(b) arrangements, and pledges and assignments of qualified policies generally are taxed in the same manner as surrenders from such policies. Please refer to the SAI for further information applicable to distributions from 403(b) policies. Please note that a defaulted loan may stop the growth on a guaranteed minimum withdrawal benefit.

Surrenders—Nonqualified Policies

The information above describing the taxation of qualified policies does not apply to nonqualified policies. If you take a partial withdrawal or surrender (including systematic payouts and payouts under an optional feature, if any) from a nonqualified policy before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from earnings and then from your premium payments. If your policy contains an excess interest adjustment feature (also known as a market value adjustment), then your account value immediately before the surrender may have to be increased by any positive excess interest adjustments that result from the surrender. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and you may want to discuss the potential tax consequences of an excess interest adjustment with your tax advisor.

When you make a surrender you are taxed on the amount of the surrender that is earnings. If you make a surrender, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the contract,” which is generally your premiums paid (adjusted for any prior surrenders or portions thereof that were not taxable). In general, loans, pledges, and assignments are taxed in the same manner as partial withdrawals and surrenders. Different rules apply for annuity payments. See “Annuity Payments” below.

The Internal Revenue Code also provides that surrendered earnings may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty tax. They include, among others, any amounts:

•	paid on or after the taxpayer reaches age 59 1/2;

•	paid after an owner dies;

•	paid if the taxpayer becomes disabled (as that term is defined in the Internal Revenue Code);

•	paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

•	paid under an immediate annuity; or

•	which come from premium payments made prior to August 14, 1982.

If your nonqualified policy contains a guaranteed minimum withdrawal benefit rider, certain rules may apply. It is not clear whether guaranteed minimum withdrawal benefit payments made during the settlement or income (payout) phase may be taxed as either withdrawals or annuities. In view of this uncertainty, we intend to adopt a conservative approach and treat guaranteed minimum withdrawal payments during the settlement phase under nonqualified policies as withdrawals. Consult a tax

33

advisor before purchasing a guaranteed minimum withdrawal benefit rider or option.

All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution occurs.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the policy because of the death of the annuitant. Generally, such amounts should be includable in the income of the recipient:

•	if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; or

•	if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:

•

Fixed payments—by dividing the “investment in the contract” on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

•

Variable payments—by dividing the “investment in the contract” on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income.

If you select more than one annuity payment option, special rules govern the allocation of the policy’s entire “investment in the contract” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the contract” as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction in your tax return.

You should consult a tax advisor before electing the Initial Payment Guarantee or a feature with stabilized payments.

Guaranteed Minimum Withdrawal Benefits

We may make available, as options under the policy, certain guaranteed minimum withdrawal and other optional benefits. If your policy contains a guaranteed minimum withdrawal benefit rider, the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. The tax rules for qualified policies may limit the value of these optional benefits. In view of this uncertainty, you should consult a tax advisor before purchasing a guaranteed minimum withdrawal benefit rider for a qualified policy.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The policy must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity. These

34

diversification and distribution requirements are discussed in the SAI. We may modify the policy to attempt to maintain favorable tax treatment.

Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Policy, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-Skipping Transfer Tax

Under certain circumstances, the Internal Revenue Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

Annuity Purchases by Residents of Puerto Rico

The Internal Revenue Service recently announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.

Transfers, Assignments or Exchanges of Policies

A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legal or regulatory developments and their effect on the policy.

We have the right to modify the policy to meet the requirements of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity policy owners currently receive.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with certain optional benefits as a taxable surrender, which might also be subject to a tax

35

penalty if the surrender occurs prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable surrenders, the tax rules associated with these benefits are unclear, and we advise that you consult your tax advisor prior to selecting any optional benefit under the policy.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain underlying funds to foreign jurisdictions to the extent permitted under federal tax law.

10.	ADDITIONAL FEATURES

Systematic Payout Option

You can select at any time (during the accumulation phase) to receive regular payments from your policy by using the Systematic Payout Option. Under this option, you can receive the greater of (1) or (2), divided by the number of payouts made per year, where:

(1)	up to 10% of your premium payments (reduced by prior withdrawals in that policy year); or

(2)	is any gains in the policy.

This amount may be taken free of surrender charges. Any payment in excess of the cumulative interest credited at the time of the payment may be subject to an excess interest adjustment.

Payments can be made monthly, quarterly, semi-annually, or annually and will not begin until one payment period from the date we receive your instructions at our administrative and service office. Each payment must be at least $50. Monthly and quarterly payments must be made by electronic funds transfer directly to your checking or savings account.

If you request an additional surrender while a Systematic Payout Option is in effect, the Systematic Payout Option will terminate.

There is no charge for this benefit.

Initial Payment Guarantee

You may only elect to purchase the Initial Payment Guarantee at the time you annuitize your policy. You cannot delete this payment guarantee (or eliminate the charge for it) after you have elected it. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.

The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.

Under the Initial Payment Guarantee rider, you receive stabilized annuity payments that are guaranteed to never be less than a percentage of the initial payment. The guaranteed percentage is subject to change from time to time; however once you annuitize and elect the rider, the guaranteed percentage will not change during the life of the rider. Contact us for the current guaranteed percentage.

Rider Fee. There is a charge for the Initial Payment Guarantee rider, which is in addition to the base product mortality and expense risk fee and administrative charge. This fee is reflected in the amount of the annuity payments that you receive if you select the Initial Payment Guarantee. It is reflected in the calculation of the annuity unit values.

The Initial Payment Guarantee rider fee is currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts. We can change the fee, and you pay whatever the fee is when you annuitize.

Other. The Initial Payment Guarantee uses a 5% assumed investment return to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the investment return (net of fees and expenses) exactly equals 5%. The payments will increase if actual investment performance (net of fees and expenses) exceeds the assumed investment return, and decrease if actual performance is below the assumed investment return (but not below the guaranteed level).

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Termination. The Initial Payment Guarantee is irrevocable.

The Initial Payment Guarantee may vary for certain policies and may not be available for all policies.

Additional Death Distribution

The optional “Additional Death Distribution” rider pays an additional amount (based on earnings since the rider was issued) when a death benefit is payable under your policy, in certain circumstances. The Additional Death Distribution rider is only available for issue ages through age 80.

Additional Death Distribution Amount. The Additional Death Distribution is only payable if you elected the rider prior to the death triggering the payment of the policy death benefit and a death benefit is payable under the policy. The Additional Death Distribution is equal to:

•	the Additional Death Distribution factor (see below); multiplied by

•	the rider earnings on the date the death benefit is calculated.

Rider earnings equal:

•	the policy value on the date the death benefit is determined; minus

•	policy value on the rider date; minus

•	premium payments after the rider date; plus

•	surrenders after the rider date that exceed the rider earnings on the date of the surrender.

No benefit is payable under the Additional Death Distribution rider if there are no rider earnings on the date the death benefit is calculated.

If you purchase your policy as part of a 1035 exchange or add the Additional Death Distribution rider after you purchase the policy, rider earnings do not include any gains before the 1035 exchange or the date the Additional Death Distribution is added to your policy.

The Additional Death Distribution factor is currently 40% for issue ages under 71 and 25% for issue ages 71-80, based on the annuitant’s age.

No benefit is paid under the rider unless (a) the rider is in force, (b) a death benefit is payable on the policy, and (c) there are rider earnings when the death benefit is calculated.

For purposes of computing taxable gains, both the death benefit payable under the policy and the Additional Death Distribution will be considered.

Please see the SAI for an example which illustrates the Additional Death Distribution payable as well as the effect of a partial surrender on the Additional Death Distribution.

Spousal Continuation. If a spouse, as the new owner of the policy, elects to continue the policy instead of receiving a death benefit and Additional Death Distribution, the spouse will receive a one-time policy value increase equal to the Additional Death Distribution. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider as long as he or she is under the age of 80.

Rider Fee. A rider fee, 0.25% of the policy value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the Additional Death Distribution would not pay any benefit (because there are no rider earnings).

Termination. The rider will remain in effect until:

•	you cancel it by notifying our administrative and service office in writing,

•	the policy is annuitized or surrendered, or

•	the Additional Death Distribution is paid or added to the policy value under a spousal continuation.

Once terminated, the Additional Death Distribution rider may be re-elected; however, a new rider will be issued and the additional death benefit will be re-

37

determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans and IRAs. Consult a tax advisor before electing this rider.

Please note: This feature terminates upon annuitization and there is a mandatory annuitization date.

The Additional Death Distribution may vary for certain policies and may not be available for all policies.

Additional Death Distribution+ (“ADD+”)

The optional “ADD+” pays an additional death benefit amount when a death benefit is payable under your policy, in certain circumstances. The ADD+ is only available for issue ages through age 75.

ADD+ Benefit Amount. An additional death benefit is only payable if a death benefit is paid on the base policy to which the rider is attached. The amount of the additional benefit is dependent on the amount of time that has passed since the rider date as follows:

•	If a death benefit is payable within the first five years after the rider date, the additional benefit amount will be equal to the sum of all rider fees paid since the rider date.

•	If a death benefit is payable after five years following the rider date, the additional benefit will be equal to the rider benefit base multiplied by the rider benefit percentage.

The rider benefit base at any time is equal to the policy value less any premiums added after the rider date.

The rider benefit percentage may vary, but currently equals 30% for issue ages 0 – 70 and 20% for issue ages 71 – 75.

No benefit is payable under the ADD+ if the policy value on the date the death benefit is paid is less than the premium payments after the rider date.

For purposes of computing taxable gains, both the death benefit payable under the policy and the additional benefit will be considered.

Please see the SAI for an example which illustrates the additional death benefit payable as well as the effect of a partial surrender on the additional benefit.

Spousal Continuation. If a spouse, as the new owner of the policy, elects to continue the policy instead of receiving the death benefit and ADD+, the spouse will receive a one-time policy value increase equal to the ADD+. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider as long as he or she under the age of 76.

Rider Fee. A rider fee, currently 0.55% of the policy value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the rider would not pay any benefits.

Termination. The rider will remain in effect until:

•	you cancel it by notifying our administrative and service office in writing,

•	the policy is annuitized or surrendered, or

•	the additional death benefit is paid or added to the policy value under a spousal continuation.

Once terminated, the ADD+ may not be re-elected for one year.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans and IRAs. Consult a tax adviser before electing this rider.

Please note: This feature terminates upon annuitization and there is a mandatory annuitization date.

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The ADD+ may vary for certain policies and may not be available for all policies.

Nursing Care and Terminal Condition Withdrawal Option

No surrender charges or excess interest adjustment will apply if you make a surrender ($1,000 minimum), under certain circumstances, because you or your spouse has been:

•	confined in a hospital or nursing facility for 30 days in a row after the policy issue date; or

•	diagnosed with a terminal condition (usually a life expectancy of 12 months or less) after the policy issue date.

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person.

You may exercise this benefit only during the accumulation phase. There is no charge for this benefit.

This benefit may vary for certain policies and may not be available for all policies.

Unemployment Waiver

No surrender charges or excess interest adjustment will apply to surrenders after you or your spouse become unemployed in certain circumstances, because you were terminated, laid off, or otherwise lost your job involuntarily. In order to qualify, you (or your spouse, whichever is applicable) must have been:

•	employed full time for at least two years prior to becoming unemployed;

•	employed full time on the policy date;

•	unemployed for at least 60 days in a row at the time of surrender;

•	must have a minimum cash value at the time of surrender of $5,000; and

•	you (or your spouse) must be receiving unemployment benefits.

You must provide written proof from your State’s Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of surrender.

You may select this benefit at any time (during the accumulation phase) and there is no charge for this benefit.

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person.

This benefit may vary for certain policies and may not be available for all policies.

Telephone Transactions

You may generally make transfers and change the allocation of additional premium payments by telephone IF:

•	you select the “Telephone Transfer/Reallocation Authorization” box in the policy application or enrollment information; or

•	you later complete an authorization form.

You will be required to provide certain information for identification purposes when requesting a transaction by telephone and we may record your telephone call. We may also require written confirmation of your request. We will not be liable for following telephone requests that we believe are genuine. We reserve the right to revoke your telephone transaction privileges at any time without revoking all owners’ telephone transfer privileges.

Telephone requests must be received while the New York Stock Exchange is open to get same-day pricing of the transaction. We may discontinue this option at any time.

We may deny the telephone transaction privileges to market timers.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe circumstances or other emergencies. There may be interruptions in service beyond our control, and if the volume of calls is

39

unusually high, we might not have anyone available, or lines available, to take your call.

Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically make transfers into one or more variable subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.

There are two Dollar Cost Averaging programs available under your policy:

•	Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started.

•

Special—You may elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment choice into a Special Dollar Cost Averaging program.

A minimum of $500 per transfer is required. A minimum of $3,000 is required to start a 6-month program and $6,000 is required to start a 12-month program. The minimum number of transfers is 6 monthly or 4 quarterly, and the maximum is 24 monthly or 8 quarterly.

You can elect to transfer from one of the fixed or variable sources listed on the Dollar Cost Averaging election form (only fixed sources are available for special Dollar Cost Averaging programs).

A Dollar Cost Averaging program will begin once we receive the required instructions and the minimum required premium. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not. If we receive additional premium payments after a Dollar Cost Averaging program is completed, absent new instructions to the contrary, a new Dollar Cost Averaging program will be started using the previous instructions (assuming it meets the minimum Dollar Cost Averaging requirements).

NOTE CAREFULLY:

IF:

•	We do not receive all necessary information to begin an initial Dollar Cost Averaging program within 30 days of allocating the minimum required amount to a Dollar Cost Averaging program; or

•	We do not receive the minimum required amount to begin an initial Dollar Cost Averaging program within 30 days of allocating an insufficient amount;

THEN:

•	Any amount in a fixed source will be transferred to the money market investment choice; and

•	Any amount in a variable source will remain in that variable investment choice; and

•	New instructions will be required to begin a Dollar Cost Averaging program.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed and the additional premium meets the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, start a new Dollar Cost Averaging program using the previous instructions.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed, and the additional premium does not meet the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the

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contrary, allocate the additional premium as identified in the previous Dollar Cost Averaging program.

IF:

•	You discontinue a Dollar Cost Averaging program before its completion;

THEN:

•	We will, absent new instructions to the contrary, transfer any remaining balance directly into the subaccounts in the Dollar Cost Averaging instructions.

You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions.

There is no charge for this benefit.

The Dollar Cost Averaging Program may vary for certain policies and may not be available for all policies. See your policy for availability of the fixed account options.

Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called Asset Rebalancing and can be started and stopped at any time free of charge. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any other transfer is requested. If a transfer is requested, we will honor the requested transfer and discontinue Asset Rebalancing. New instructions are required to start Asset Rebalancing. Asset Rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

11.	OTHER INFORMATION

Ownership

You, as owner of the policy, exercise all rights under the policy. You can change the owner at any time by notifying us in writing at our administrative and service office. An ownership change may be a taxable event.

Assignment

You can also generally assign the policy any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment at our administrative and service office. We will not be liable for any payment or other action we take in accordance with the policy before we receive notice of the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.

Transamerica Life Insurance Company

Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company, Inc. It is engaged in the sale of life and health insurance and annuity policies. Transamerica is a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. Transamerica is licensed in all states except New York, the District of Columbia and Guam.

All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of Transamerica.

The Separate Account

Transamerica established a separate account, called Separate Account VA R, under the laws of the State of Iowa on November 26, 2001. The separate account receives and invests the premium payments that are

41

allocated to it for investment in shares of the underlying fund portfolios.

The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or Transamerica. Income, gains and losses (whether or not realized), from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to Transamerica’s other income, gains or losses.

The assets of the separate account are held in Transamerica’s name on behalf of the separate account and belong to Transamerica. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business Transamerica may conduct. The separate account may include other subaccounts that are not available under these policies.

Mixed and Shared Funding

Before making a decision concerning the allocation of premium payments to a particular subaccount, please read the prospectuses for the underlying fund portfolios. The underlying fund portfolios are not limited to selling their shares to this separate account and can accept investments from any separate account or qualified retirement plan. Since the underlying fund portfolios are available to registered separate accounts offering variable annuity products of Transamerica, as well as variable annuity and variable life products of other insurance companies, and qualified retirement plans, there is a possibility that a material conflict may arise between the interests of this separate account and one or more of the other separate accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including Transamerica, agree to take any necessary steps to resolve the matter. This may include removing their separate accounts from the underlying fund portfolios. See the underlying fund portfolios’ prospectuses for more details.

Exchanges and Reinstatements

You can generally exchange one annuity policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity and there will be a new surrender charge period and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange or otherwise).

You may surrender your policy and transfer your money directly to another life insurance company (sometimes referred to as a 1035 Exchange or a trustee-to-trustee transfer). You may also ask us to reinstate your policy after such a transfer by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new accumulation units at the then current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.

Voting Rights

To the extent required by law, Transamerica will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. Accordingly, it is possible for a small number of policy owners (assuming there is a quorum) to determine the outcome of a vote, especially if they

42

have large policy values. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

Distributor of the Policies

Distribution and Principal Underwriting Agreement. Effective May 1, 2007, our affiliate, TCI, replaced our affiliate, AFSG, as principal underwriter for the policies. We have entered into a principal underwriting agreement with TCI for the distribution and sale of the policies. We may reimburse TCI for certain expenses it incurs in the distribution of the policies (e.g., commissions payable to selling firms selling the Policies, as described below.) TCI markets the policies through the banking channel and serves as the wholesaler to national brokerage firms, regional and independent broker-dealers and independent financial planners.

Compensation to Broker-Dealers Selling the Policies. The policies are offered to the public through banks and broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the policies. We pay commissions through TCI to the selling firms for their sales of the policies.

A limited number of affiliated and unaffiliated broker-dealers may also be paid commissions and overrides to “wholesale” the policies, that is, to provide sales support and training to sales representatives at the selling firms. We also provide compensation to a limited number of broker-dealers for providing ongoing service in relation to the policies that have already been purchased.

The selling firms who have selling agreements with us and TCI are paid commissions for the promotion and sale of the policies according to one or more schedules. The amount and timing of commissions may vary depending on the selling agreement, but the maximum commission is 5% of premiums (additional amounts may be paid as overrides to wholesalers).

To the extent permitted by NASD rules, TCI may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms. These arrangements are sometimes referred to as “revenue sharing” arrangements and are described further below.

The registered representative who sells you the policy typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of a policy. Also inquire about any revenue sharing arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.

Special Compensation Paid to Affiliated Firms. We and/or our affiliates provide paid-in capital to TCI and pay the cost of TCI’s operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. We and/or our affiliates also provide TCI with a percentage of total commissions paid on sales of our policies and provide TCI with capital payments that are not contingent on sales.

TCI’s registered representatives and supervisors may receive non-cash compensation, such as attendance at conferences, seminars and trips (such as travel, lodging and meals in connection therewith), entertainment,

43

merchandise and other similar items, payments, loans, loan forgiveness or loan guaranties.

Additional Compensation that We and our Affiliates Pay to Selected Selling Firms. TCI, in connection with the sales of the policies, may pay certain selling firms additional cash amounts for “preferred product” treatment of the policies in their marketing programs in order to receive enhanced marketing services and increased access to their sales representatives. In exchange for providing TCI with access to their distribution network, such selling firms may receive additional compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences, meetings, seminars, and events and/or other services they provide to us and our affiliates. To the extent permitted by applicable law, TCI and other parties may provide the selling firms with occasional gifts, meals, tickets or other non-cash compensation as an incentive to sell the policies. These special compensation arrangements are not offered to all selling firms, and the terms of such arrangements may differ between selling firms.

Special compensation arrangements are calculated in different ways by different selling firms and may be based on past or anticipated sales of the policies and other criteria. For instance, in 2006, TCI, in connection with the sales of our policies, made flat fee payments to several selling firms ranging from $932 to $500,000, and payments of between .06% and .25% on new sales. TCI also paid selling firm’s special fees based on new sales and/or assets under management.

During 2006, we and/or TCI had entered into such “preferred product” arrangements with the following selling firms:

Associated Financial Group

Atlas Securities

Bank of America

Centaurus Financial

Citizens Bank

Compass Bancshares

First Allied

Guaranty Bank

H & R Block

Huntington Investments

Jefferson Pilot

Lincoln Financial Advisers

LPL Financial

M & T Bank

Merrill Lynch

Money Concepts

Mutual of Omaha

Networth Financial Group/AIG

PNC Bank

ProEquities

Questar Capital

Raymond James Financial Group

Robert W. Baird

Signator

Smith Barney/Citigroup

Stifel Nicholas

Suntrust

Transamerica Financial Advisor

UBS Financial Services

US Bancorp Piper Jaffray

Wachovia Securities/Wachovia Bank

During 2006, in conjunction with TCI, we paid the following amounts (in addition to sales commissions) to the top 10 selling firms (in terms of amounts paid):

Name of Firm	Amount Paid in 2006
Wachovia Securities/ Wachovia Bank	$1,222,156
Smith Barney/Citigroup	$873,804
UBS Financial	$798,614
Linsco\Private Ledger (LPL)	$609,312
Merrill Lynch	$584,625
Raymond James Financial Group	$381,425
A.G. Edwards	$189,232
Huntington Investments	$185,407
M & T Bank	$114,850
US Bancorp/Piper Jaffray	$94,522

No specific charge is assessed directly to policy owners or the separate account to cover commissions and other incentives or payments described above. We do intend to recoup commissions and other sales expenses and incentives we pay, however, through fees and

44

charges deducted under the policy and other corporate revenue.

You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these payments may create an incentive for the selling firm or its sales representatives to recommend or sell this policy to you. You may wish to take such payments into account when considering and evaluating any recommendation relating to the policies.

IMSA

We are a member of the Insurance Marketplace Standards Association (IMSA). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance, and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org in the “Consumer” section or by contacting IMSA at: 240-744-3030.

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the separate account are subject. Transamerica, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Transamerica believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account, the ability of TCI to perform under its principal underwriting agreement, or the ability of Transamerica to meet its obligations under the policy.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Glossary of Terms

The Policy—General Provisions

Certain Federal Income Tax Consequences

Investment Experience

Additional Death Distribution Rider – Additional Information

Additional Death Distribution+ Rider – Additional Information

Historical Performance Data

Published Ratings

State Regulation of Transamerica

Administration

Records and Reports

Distribution of the Policies

Voting Rights

Other Products

Custody of Assets

Legal Matters

Independent Registered Public Accounting Firm

Other Information

Financial Statements

45

APPENDIX A

CONDENSED FINANCIAL INFORMATION

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

Subaccount	Year	1.35%
		Beginning AUV	Ending AUV	# Units
American Century Large Company Value - Service Class Subaccount inception date May 1, 2004	2006	$1.000000	$1.115879	1,712.490
Asset Allocation - Conservative Portfolio - Service Class Subaccount inception date May 1, 2004	2006	$1.000000	$1.034613	1,636,629.583
Asset Allocation - Growth Portfolio - Service Class Subaccount inception date May 1, 2004	2006	$1.000000	$1.048996	153,301.423
Asset Allocation - Moderate Portfolio - Service Class Subaccount inception date May 1, 2004	2006	$1.000000	$1.040850	2,094,482.629
Asset Allocation - Moderate Growth Portfolio – Service Class Subaccount inception date May 1, 2004	2006	$1.000000	$1.045776	3,371,076.266
International Moderate Growth Fund – Service Class Subaccount inception date May 1, 2006	2006	$1.000000	$1.031782	508,143.742
BlackRock Large Cap Value - Service Class(1) Subaccount inception date May 1, 2004	2006	$1.000000	$1.067345	13,414.416
Capital Guardian Global - Service Class Subaccount inception date May 1, 2004	2006	$1.000000	$1.034527	81,583.811
Capital Guardian U.S. Equity - Service Class Subaccount inception date May 1, 2004	2006	$1.000000	$1.032343	121,306.603
Capital Guardian Value - Service Class Subaccount inception date May 1, 2004	2006	$1.000000	$1.085063	116,364.847
Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2004	2006	$1.000000	$1.238819	21,931.994
JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2004	2006	$1.000000	$1.093766	0.000
Jennison Growth - Service Class Subaccount inception date May 1, 2004	2006	$1.000000	$1.008193	0.000
Legg Mason Partners All Cap - Service Class(2) Subaccount inception date May 1, 2004	2006	$1.000000	$1.081121	11,491.221
MFS High Yield - Service Class Subaccount inception date May 1, 2004	2006	$1.000000	$1.061351	54,497.823
MFS International Equity - Service Class(3) Subaccount inception date May 1, 2004	2006	$1.000000	$1.062050	60,156.578
Marsico Growth - Service Class Subaccount inception date May 1, 2004	2006	$1.000000	$1.013651	1,864.380
PIMCO Total Return - Service Class Subaccount inception date May 1, 2004	2006	$1.000000	$1.039293	277,427.537
T. Rowe Price Equity Income - Service Class Subaccount inception date May 1, 2004	2006	$1.000000	$1.099745	18,478.470
T. Rowe Price Growth Stock - Service Class Subaccount inception date May 1, 2004	2006	$1.000000	$1.079101	11,512.729
T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2004	2006	$1.000000	$0.948384	1,185.646
Templeton Transamerica Global - Service Class(4) Subaccount inception date May 1, 2004	2006	$1.000000	$1.077404	16,139.492
Transamerica Balanced - Service Class Subaccount inception date May 1, 2004	2006	$1.000000	$1.028219	116,897.568
Transamerica Convertible Securities - Service Class Subaccount inception date May 1, 2004	2006	$1.000000	$0.993527	61,194.879
Transamerica Equity - Service Class(5) Subaccount inception date May 1, 2004	2006	$1.000000	$1.012799	35,341.721
Transamerica Growth Opportunities - Service Class Subaccount inception date May 1, 2004	2006	$1.000000	$0.961374	17,393.808
Transamerica Money Market - Service Class Subaccount inception date May 1, 2004	2006	$1.000000	$1.021996	1,083,680.952
Transamerica Science and Technology - Service Class(6) Subaccount inception date May 1, 2004	2006	$1.000000	$0.974015	0.000

46

Subaccount	Year	1.35% (continued)
		Beginning AUV	Ending AUV	# Units
Transamerica U.S. Government Securities - Service Class Subaccount inception date May 1, 2004	2006	$1.000000	$1.040253	0.000
Van Kampen Active International Allocation - Service Class Subaccount inception date May 1, 2004	2006	$1.000000	$1.059056	71,461.920
Van Kampen Large Cap Core - Service Class Subaccount inception date May 1, 2004	2006	$1.000000	$1.063312	0.000
Van Kampen Mid-Cap Growth - Service Class Subaccount inception date May 1, 2004	2006	$1.000000	$0.995418	0.000
PAM Transamerica U.S. Government Securities – Service Class Subaccount inception date May 1, 2004	2006	$1.000000	$1.040253	0.000
AIM V.I. Basic Value Fund - Series II Shares Subaccount inception date May 1, 2004	2006	$1.000000	$1.063870	0.000
AIM V.I. Capital Appreciation Fund - Series II Shares Subaccount inception date May 1, 2004	2006	$1.000000	$0.987711	0.000
AllianceBernstein Growth and Income Portfolio - Class B Subaccount inception date May 1, 2004	2006	$1.000000	$1.108234	0.000
AllianceBernstein Large Cap Growth Portfolio - Class B Subaccount inception date May 1, 2004	2006	$1.000000	$0.991896	0.000
Fidelity VIP - Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2004	2006	$1.000000	$1.029541	35,957.081
Fidelity -VIP Equity-Income Portfolio - Service Class 2 Subaccount inception date May 1, 2004	2006	$1.000000	$1.104262	18,216.282
Fidelity -VIP Growth Portfolio - Service Class 2 Subaccount inception date May 1, 2004	2006	$1.000000	$1.012879	0.000
Fidelity -VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2004	2006	$1.000000	$0.984248	34,369.204
Fidelity -VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2004	2006	$1.000000	$1.062908	21,450.305
Janus Aspen - Mid Cap Growth Portfolio - Service Shares Subaccount inception date May 1, 2004	2006	$1.000000	$1.050897	0.000
Janus Aspen -Worldwide Growth Portfolio - Service Shares Subaccount inception date May 1, 2004	2006	$1.000000	$1.109756	1,784.506
MFS New Discovery Series - Service Class Subaccount inception date May 1, 2004	2006	$1.000000	$1.009385	12,307.890
MFS Total Return Series - Service Class Subaccount inception date May 1, 2004	2006	$1.000000	$1.072298	0.000

(1)	Formerly known as Mercury Large Cap Value.

(2)	Formerly known as Salomon All Cap.

(3)	Formerly known as American Century International.

(4)	Formerly known as Templeton Great Companies Global.

(5)	Great Companies – AmericaSM and the Janus Growth have merged into Transamerica Equity.

(6)	Formerly known as Great Companies – TechnologySM.

Franklin Income Securities Fund – Class 2, Mutual Shares Securities Fund – Class 2, and Templeton Foreign Securities Fund – Class 2 had not commenced operations as of December 31, 2006, therefore, comparable data is not available.

47

Subaccount	Year	1.20%
		Beginning AUV	Ending AUV	# Units
American Century Large Company Value - Service Class Subaccount inception date May 1, 2004	2006	$1.000000	$1.116985	77,003.077
Asset Allocation - Conservative Portfolio - Service Class Subaccount inception date May 1, 2004	2006	$1.000000	$1.035632	1,214,331.857
Asset Allocation - Growth Portfolio - Service Class Subaccount inception date May 1, 2004	2006	$1.000000	$1.050030	1,240,008.908
Asset Allocation - Moderate Portfolio - Service Class Subaccount inception date May 1, 2004	2006	$1.000000	$1.041877	4,964,261.346
Asset Allocation - Moderate Growth Portfolio – Service Class Subaccount inception date May 1, 2004	2006	$1.000000	$1.046801	9,748,518.359
International Moderate Growth Fund – Service Class Subaccount inception date May 1, 2006	2006	$1.000000	$1.032799	873,333.114
BlackRock Large Cap Value - Service Class(1) Subaccount inception date May 1, 2004	2006	$1.000000	$1.068402	72,028.311
Capital Guardian Global - Service Class Subaccount inception date May 1, 2004	2006	$1.000000	$1.035542	18,655.321
Capital Guardian U.S. Equity - Service Class Subaccount inception date May 1, 2004	2006	$1.000000	$1.033353	0.000
Capital Guardian Value - Service Class Subaccount inception date May 1, 2004	2006	$1.000000	$1.086126	0.000
Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2004	2006	$1.000000	$1.240026	0.000
JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2004	2006	$1.000000	$1.094831	0.000
Jennison Growth - Service Class Subaccount inception date May 1, 2004	2006	$1.000000	$1.009192	0.000
Legg Mason Partners All Cap - Service Class(2) Subaccount inception date May 1, 2004	2006	$1.000000	$1.082183	36,230.542
MFS High Yield - Service Class Subaccount inception date May 1, 2004	2006	$1.000000	$1.062399	0.000
MFS International Equity - Service Class(3) Subaccount inception date May 1, 2004	2006	$1.000000	$1.063080	81,526.321
Marsico Growth - Service Class Subaccount inception date May 1, 2004	2006	$1.000000	$1.014643	0.000
PIMCO Total Return - Service Class Subaccount inception date May 1, 2004	2006	$1.000000	$1.040305	132,428.701
T. Rowe Price Equity Income - Service Class Subaccount inception date May 1, 2004	2006	$1.000000	$1.100827	104,929.944
T. Rowe Price Growth Stock - Service Class Subaccount inception date May 1, 2004	2006	$1.000000	$1.080172	72,021.238
T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2004	2006	$1.000000	$0.949302	23,958.620
Templeton Transamerica Global - Service Class(4) Subaccount inception date May 1, 2004	2006	$1.000000	$1.078464	0.000
Transamerica Balanced - Service Class Subaccount inception date May 1, 2004	2006	$1.000000	$1.029222	17,939.737
Transamerica Convertible Securities - Service Class Subaccount inception date May 1, 2004	2006	$1.000000	$0.994502	144,219.510
Transamerica Equity - Service Class(5) Subaccount inception date May 1, 2004	2006	$1.000000	$1.013798	0.000
Transamerica Growth Opportunities - Service Class Subaccount inception date May 1, 2004	2006	$1.000000	$0.962314	0.000
Transamerica Money Market - Service Class Subaccount inception date May 1, 2004	2006	$1.000000	$1.023010	433,054.302
Transamerica Science and Technology - Service Class(6) Subaccount inception date May 1, 2004	2006	$1.000000	$0.974975	0.000
Transamerica U.S. Government Securities - Service Class Subaccount inception date May 1, 2004	2006	$1.000000	$1.041271	16,854.063
Van Kampen Active International Allocation - Service Class Subaccount inception date May 1, 2004	2006	$1.000000	$1.060097	18,686.777
Van Kampen Large Cap Core - Service Class Subaccount inception date May 1, 2004	2006	$1.000000	$1.064370	0.000
Van Kampen Mid-Cap Growth - Service Class Subaccount inception date May 1, 2004	2006	$1.000000	$0.996415	0.000

48

Subaccount	Year	1.20% (continued)
		Beginning AUV	Ending AUV	# Units
PAM Transamerica U.S. Government Securities – Service Class Subaccount inception date May 1, 2004	2006	$1.000000	$1.041271	0.000
AIM V.I. Basic Value Fund - Series II Shares Subaccount inception date May 1, 2004	2006	$1.000000	$1.064917	0.000
AIM V.I. Capital Appreciation Fund - Series II Shares Subaccount inception date May 1, 2004	2006	$1.000000	$0.988682	0.000
AllianceBernstein Growth and Income Portfolio - Class B Subaccount inception date May 1, 2004	2006	$1.000000	$1.109316	0.000
AllianceBernstein Large Cap Growth Portfolio - Class B Subaccount inception date May 1, 2004	2006	$1.000000	$0.992873	0.000
Fidelity – VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2004	2006	$1.000000	$1.030557	131,086.886
Fidelity -VIP Equity-Income Portfolio - Service Class 2 Subaccount inception date May 1, 2004	2006	$1.000000	$1.105355	9,503.769
Fidelity -VIP Growth Portfolio - Service Class 2 Subaccount inception date May 1, 2004	2006	$1.000000	$1.013869	0.000
Fidelity -VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2004	2006	$1.000000	$0.985210	61,780.202
Fidelity -VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2004	2006	$1.000000	$1.063949	11,003.932
Janus Aspen - Mid Cap Growth Portfolio - Service Shares Subaccount inception date May 1, 2004	2006	$1.000000	$1.051922	0.000
Janus Aspen -Worldwide Growth Portfolio - Service Shares Subaccount inception date May 1, 2004	2006	$1.000000	$1.110845	0.000
MFS New Discovery Series - Service Class Subaccount inception date May 1, 2004	2006	$1.000000	$1.010388	0.000
MFS Total Return Series - Service Class Subaccount inception date May 1, 2004	2006	$1.000000	$1.073350	41,686.710

(1)	Formerly known as Mercury Large Cap Value.

(2)	Formerly known as Salomon All Cap.

(3)	Formerly known as American Century International.

(4)	Formerly known as Templeton Great Companies Global.

(5)	Great Companies – AmericaSM and the Janus Growth have merged into Transamerica Equity.

(6)	Formerly known as Great Companies – TechnologySM.

Franklin Income Securities Fund – Class 2, Mutual Shares Securities Fund – Class 2, and Templeton Foreign Securities Fund – Class 2 had not commenced operations as of December 31, 2006, therefore, comparable data is not available.

49

Subaccount	Year	1.00%
		Beginning AUV		Ending AUV		# Units
American Century Large Company Value - Service Class Subaccount inception date May 1, 2005	2006 2005	$ $	1.055323 1.000000	$ $	1.248058 1.055323	16,861.470 1,561.317
Asset Allocation - Conservative Portfolio - Service Class Subaccount inception date May 1, 2005	2006 2005	$ $	1.068047 1.000000	$ $	1.154194 1.068047	528,379.843 79,383.673
Asset Allocation - Growth Portfolio - Service Class Subaccount inception date May 1, 2005	2006 2005	$ $	1.158085 1.000000	$ $	1.321842 1.158085	172,458.273 71,227.502
Asset Allocation - Moderate Portfolio - Service Class Subaccount inception date May 1, 2005	2006 2005	$ $	1.099724 1.000000	$ $	1.210966 1.099724	2,712,135.476 416,790.391
Asset Allocation - Moderate Growth Portfolio – Service Class Subaccount inception date May 1, 2005	2006 2005	$ $	1.131781 1.000000	$ $	1.272315 1.131781	5,032,239.534 562,506.021
International Moderate Growth Fund – Service Class Subaccount inception date May 1, 2006	2006		$1.000000		$1.034147	565,865.612
BlackRock Large Cap Value - Service Class(1) Subaccount inception date May 1, 2005	2006 2005	$ $	1.146328 1.000000	$ $	1.323703 1.146328	94,300.135 11,874.826
Capital Guardian Global - Service Class Subaccount inception date May 1, 2005	2006 2005	$ $	1.149799 1.000000	$ $	1.297800 1.149799	141,473.359 43,946.159
Capital Guardian U.S. Equity - Service Class Subaccount inception date May 1, 2005	2006 2005	$ $	1.106917 1.000000	$ $	1.204120 1.106917	18,360.763 25,148.888
Capital Guardian Value - Service Class Subaccount inception date May 1, 2005	2006 2005	$ $	1.092646 1.000000	$ $	1.257161 1.000000	84,153.258 24,403.437
Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2005	2006 2005	$ $	1.170536 1.000000	$ $	1.644771 1.170536	121,303.659 11,486.843
JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2005	2006 2005	$ $	1.066872 1.000000	$ $	1.214413 1.066872	0.000 286.366
Jennison Growth - Service Class Subaccount inception date May 1, 2005	2006 2005	$ $	1.204741 1.000000	$ $	1.211936 1.204741	0.000 2,365.130
Legg Mason Partners All Cap - Service Class(2) Subaccount inception date May 1, 2005	2006 2005	$ $	1.096845 1.000000	$ $	1.284676 1.096845	4,349.522 159.069
MFS High Yield - Service Class Subaccount inception date May 1, 2005	2006 2005	$ $	1.038620 1.000000	$ $	1.137529 1.038620	14,658.381 22,217.678
MFS International Equity - Service Class(3) Subaccount inception date May 1, 2005	2006 2005	$ $	1.157217 1.000000	$ $	1.408399 1.157217	86,088.552 8,314.585
Marsico Growth - Service Class Subaccount inception date May 1, 2005	2006 2005	$ $	1.129700 1.000000	$ $	1.176209 1.129700	80,468.088 11,702.684
PIMCO Total Return - Service Class Subaccount inception date May 1, 2005	2006 2005	$ $	1.005513 1.000000	$ $	1.034393 1.005513	139,108.431 45,056.348
T. Rowe Price Equity Income - Service Class Subaccount inception date May 1, 2005	2006 2005	$ $	1.056881 1.000000	$ $	1.242181 1.056881	207,505.330 11,735.489
T. Rowe Price Growth Stock - Service Class Subaccount inception date May 1, 2005	2006 2005	$ $	1.122312 1.000000	$ $	1.257217 1.122312	36,227.947 5,025.674
T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2005	2006 2005	$ $	1.176084 1.000000	$ $	1.203364 1.176084	201,188.318 14,280.635
Templeton Transamerica Global - Service Class(4) Subaccount inception date May 1, 2005	2006 2005	$ $	1.110553 1.000000	$ $	1.302445 1.110553	0.000 16,040.663
Transamerica Balanced - Service Class Subaccount inception date May 1, 2005	2006 2005	$ $	1.115346 1.000000	$ $	1.200850 1.115346	211,749.575 1,599.378
Transamerica Convertible Securities - Service Class Subaccount inception date May 1, 2005	2006 2005	$ $	1.123123 1.000000	$ $	1.230473 1.123123	43,376.100 2,182.039
Transamerica Equity - Service Class(5) Subaccount inception date May 1, 2005	2006 2005	$ $	1.240408 1.000000	$ $	1.331111 1.240408	26,449.450 7,125.804
Transamerica Growth Opportunities - Service Class Subaccount inception date May 1, 2005	2006 2005	$ $	1.251939 1.000000	$ $	1.300292 1.251939	228,783.822 9,287.817
Transamerica Money Market - Service Class Subaccount inception date May 1, 2005	2006 2005	$ $	1.012859 1.000000	$ $	1.047693 1.012859	204,566.238 251,549.350
Transamerica Science and Technology - Service Class(6) Subaccount inception date May 1, 2005	2006 2005	$ $	1.164628 1.000000	$ $	1.161921 1.164628	7,174.956 3,060.581
Transamerica U.S. Government Securities - Service Class Subaccount inception date May 1, 2005	2006 2005	$ $	1.005890 1.000000	$ $	1.026428 1.005890	1,987.113 165.359
Van Kampen Active International Allocation - Service Class Subaccount inception date May 1, 2005	2006 2005	$ $	1.167853 1.000000	$ $	1.424426 1.167853	89,605.260 15,776.752
Van Kampen Large Cap Core - Service Class Subaccount inception date May 1, 2005	2006 2005	$ $	1.141133 1.000000	$ $	1.243562 1.141133	0.000 0.001
Van Kampen Mid-Cap Growth - Service Class Subaccount inception date May 1, 2005	2006 2005	$ $	1.139101 1.000000	$ $	1.236017 1.139101	0.000 98.104

50

Subaccount	Year	1.00% (continued)
		Beginning AUV		Ending AUV		# Units
PAM Transamerica U.S. Government Securities – Service Class Subaccount inception date May 1, 2005	2006 2005	$ $	1.005890 1.000000	$ $	1.026428 1.005890	0.000 0.069
AIM V.I. Basic Value Fund - Series II Shares Subaccount inception date May 1, 2005	2006 2005	$ $	1.088061 1.000000	$ $	1.216732 1.088061	0.000 0.000
AIM V.I. Capital Appreciation Fund - Series II Shares Subaccount inception date May 1, 2005	2006 2005	$ $	1.152397 1.000000	$ $	1.210141 1.152397	17,154.067 0.002
AllianceBernstein Growth and Income Portfolio - Class B Subaccount inception date May 1, 2005	2006 2005	$ $	1.062683 1.000000	$ $	1.230898 1.062683	0.000 472.847
AllianceBernstein Large Cap Growth Portfolio - Class B Subaccount inception date May 1, 2005	2006 2005	$ $	1.236674 1.000000	$ $	1.216612 1.236674	0.000 0.001
Fidelity - VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2005	2006 2005	$ $	1.188632 1.000000	$ $	1.311444 1.188632	358,552.832 14,072.329
Fidelity -VIP Equity-Income Portfolio - Service Class 2 Subaccount inception date May 1, 2005	2006 2005	$ $	1.091905 1.000000	$ $	1.296583 1.091905	18,888.826 0.002
Fidelity -VIP Growth Portfolio - Service Class 2 Subaccount inception date May 1, 2005	2006 2005	$ $	1.116896 1.000000	$ $	1.178549 1.116896	0.000 0.001
Fidelity -VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2005	2006 2005	$ $	1.204277 1.000000	$ $	1.340273 1.204277	129,004.845 8,111.175
Fidelity -VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2005	2006 2005	$ $	1.166494 1.000000	$ $	1.339865 1.166494	47,695.119 8,378.491
Janus Aspen - Mid Cap Growth Portfolio - Service Shares Subaccount inception date May 1, 2005	2006 2005	$ $	1.194901 1.000000	$ $	1.340524 1.194901	19,552.871 295.421
Janus Aspen -Worldwide Growth Portfolio - Service Shares Subaccount inception date May 1, 2005	2006 2005	$ $	1.094801 1.000000	$ $	1.278423 1.094801	0.000 427.337
MFS New Discovery Series - Service Class Subaccount inception date May 1, 2005	2006 2005	$ $	1.202858 1.000000	$ $	1.344981 1.202858	0.000 886.933
MFS Total Return Series - Service Class Subaccount inception date May 1, 2005	2006 2005	$ $	1.034822 1.000000	$ $	1.143702 1.034822	88,178.430 25,306.045

(1)	Formerly known as Mercury Large Cap Value.

(2)	Formerly known as Salomon All Cap.

(3)	Formerly known as American Century International.

(4)	Formerly known as Templeton Great Companies Global.

(5)	Great Companies – AmericaSM and the Janus Growth have merged into Transamerica Equity.

(6)	Formerly known as Great Companies – TechnologySM.

Franklin Income Securities Fund – Class 2, Mutual Shares Securities Fund – Class 2, and Templeton Foreign Securities Fund – Class 2 had not commenced operations as of December 31, 2006, therefore, comparable data is not available.

51

Subaccount	Year	0.85%
		Beginning AUV		Ending AUV		# Units
American Century Large Company Value - Service Class Subaccount inception date May 1, 2004	2006 2005 2004	$ $ $	1.145727 1.112797 1.000000	$ $ $	1.356968 1.145727 1.112797	36,845.147 14989.774 10079.2316
Asset Allocation - Conservative Portfolio - Service Class Subaccount inception date May 1, 2004	2006 2005 2004	$ $ $	1.118209 1.073897 1.000000	$ $ $	1.210186 1.118209 1.073897	1,805,001.184 680894.789 167596.0474
Asset Allocation - Growth Portfolio - Service Class Subaccount inception date May 1, 2004	2006 2005 2004	$ $ $	1.237341 1.114895 1.000000	$ $ $	1.414387 1.237341 1.114895	969,650.395 735682.762 187062.9490
Asset Allocation - Moderate Portfolio - Service Class Subaccount inception date May 1, 2004	2006 2005 2004	$ $ $	1.155964 1.088187 1.000000	$ $ $	1.274779 1.155964 1.088187	8,694,649.398 4150054.190 68392.5439
Asset Allocation - Moderate Growth Portfolio – Service Class Subaccount inception date May 1, 2004	2006 2005 2004	$ $ $	1.205205 1.107890 1.000000	$ $ $	1.272315 1.205205 1.107890	5,032,239.534 5571245.504 231486.1803
International Moderate Growth Fund – Service Class Subaccount inception date May 1, 2006	2006		$1.000000		$1.035179	340,612.664
BlackRock Large Cap Value - Service Class(1) Subaccount inception date May 1, 2004	2006 2005 2004	$ $ $	1.325425 1.154973 1.000000	$ $ $	1.532713 1.325425 1.154973	164,539.541 84145.689 0.0000
Capital Guardian Global - Service Class Subaccount inception date May 1, 2004	2006 2005 2004	$ $ $	1.190373 1.092329 1.000000	$ $ $	1.345600 1.190373 1.092329	735,516.316 459732.587 39475.5335
Capital Guardian U.S. Equity - Service Class Subaccount inception date May 1, 2004	2006 2005 2004	$ $ $	1.136108 1.080223 1.000000	$ $ $	1.237705 1.136108 1.080223	236,857.187 242707.781 50273.2635
Capital Guardian Value - Service Class Subaccount inception date May 1, 2004	2006 2005 2004	$ $ $	1.211768 1.136738 1.000000	$ $ $	1.396280 1.211768 1.136738	385,072.717 366761.405 48407.3760
Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2004	2006 2005 2004	$ $ $	1.523318 1.357306 1.000000	$ $ $	2.143636 1.523318 1.357306	661,690.847 152014.336 30223.2291
JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2004	2006 2005 2004	$ $ $	1.118661 1.093184 1.000000	$ $ $	1.275238 1.118661 1.093184	3,669.952 3675.913 0.0000
Jennison Growth - Service Class Subaccount inception date May 1, 2004	2006 2005 2004	$ $ $	1.225306 1.088523 1.000000	$ $ $	1.234440 1.225306 1.088523	6,020.079 16425.730 10391.4824
Legg Mason Partners All Cap - Service Class(2) Subaccount inception date May 1, 2004	2006 2005 2004	$ $ $	1.099495 1.068164 1.000000	$ $ $	1.289683 1.099495 1.068164	58,426.242 1707.607 0.0000
MFS High Yield - Service Class Subaccount inception date May 1, 2004	2006 2005 2004	$ $ $	1.092829 1.085766 1.000000	$ $ $	1.198680 1.092829 1.085766	138,590.975 197204.892 67379.7354
MFS International Equity - Service Class(3) Subaccount inception date May 1, 2004	2006 2005 2004	$ $ $	1.247986 1.119516 1.000000	$ $ $	1.521113 1.247986 1.119516	663,468.152 27458.496 0.0000
Marsico Growth - Service Class Subaccount inception date May 1, 2004	2006 2005 2004	$ $ $	1.203872 1.121952 1.000000	$ $ $	1.255297 1.203872 1.121952	68,335.704 42063.381 25622.1657
PIMCO Total Return - Service Class Subaccount inception date May 1, 2004	2006 2005 2004	$ $ $	1.048525 1.036345 1.000000	$ $ $	1.080248 1.048525 1.036345	567,809.376 398407.110 27738.6874
T. Rowe Price Equity Income - Service Class Subaccount inception date May 1, 2004	2006 2005 2004	$ $ $	1.150305 1.117508 1.000000	$ $ $	1.353995 1.150305 1.117508	885,972.453 205979.667 25724.0664
T. Rowe Price Growth Stock - Service Class Subaccount inception date May 1, 2004	2006 2005 2004	$ $ $	1.139392 1.085070 1.000000	$ $ $	1.278242 1.139392 1.085070	99,144.802 99448.965 0.0000
T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2004	2006 2005 2004	$ $ $	1.165321 1.064509 1.000000	$ $ $	1.194121 1.165321 1.064509	494,019.480 113190.800 37834.5040

52

Subaccount	Year	0.85% (continued)
		Beginning AUV		Ending AUV		# Units
Templeton Transamerica Global - Service Class(4) Subaccount inception date May 1, 2004	2006 2005 2004	$ $ $	1.156259 1.087442 1.000000	$ $ $	1.358055 1.156259 1.087442	257,846.190 259973.992 0.0000
Transamerica Balanced - Service Class Subaccount inception date May 1, 2004	2006 2005 2004	$ $ $	1.180645 1.104611 1.000000	$ $ $	1.273046 1.180645 1.104611	4,555.007 10088.458 10088.4575
Transamerica Convertible Securities - Service Class Subaccount inception date May 1, 2004	2006 2005 2004	$ $ $	1.130047 1.100652 1.000000	$ $ $	1.239902 1.130047 1.100652	56,498.602 0.000 0.0000
Transamerica Equity - Service Class(5) Subaccount inception date May 1, 2004	2006 2005 2004	$ $ $	1.284941 1.114420 1.000000	$ $ $	1.380951 1.284941 1.114420	147,775.580 124593.954 0.0000
Transamerica Growth Opportunities - Service Class Subaccount inception date May 1, 2004	2006 2005 2004	$ $ $	1.228018 1.068255 1.000000	$ $ $	1.277339 1.228018 1.068255	408,235.627 89132.202 0.0000
Transamerica Money Market - Service Class Subaccount inception date May 1, 2004	2006 2005 2004	$ $ $	1.018118 1.000465 1.000000	$ $ $	1.054696 1.018118 1.000465	1,325,102.114 247075.867 74114.3316
Transamerica Science and Technology - Service Class(6) Subaccount inception date May 1, 2004	2006 2005 2004	$ $ $	1.085741 1.074963 1.000000	$ $ $	1.084823 1.085741 1.074963	0.000 12233.956 0.0000
Transamerica U.S. Government Securities - Service Class Subaccount inception date May 1, 2004	2006 2005 2004	$ $ $	1.039703 1.028144 1.000000	$ $ $	1.062497 1.039703 1.028144	126,757.260 0.000 10003.1795
Van Kampen Active International Allocation - Service Class Subaccount inception date May 1, 2004	2006 2005 2004	$ $ $	1.287305 1.142681 1.000000	$ $ $	1.572449 1.287305 1.142681	964,128.813 108927.810 35412.0061
Van Kampen Large Cap Core - Service Class Subaccount inception date May 1, 2004	2006 2005 2004	$ $ $	1.198413 1.107544 1.000000	$ $ $	1.307913 1.198413 1.107544	2,515.279 0.000 0.0000
Van Kampen Mid-Cap Growth - Service Class Subaccount inception date May 1, 2004	2006 2005 2004	$ $ $	1.143003 1.074149 1.000000	$ $ $	1.242102 1.143003 1.074149	7,361.240 1637.598 0.0000
PAM Transamerica U.S. Government Securities – Service Class Subaccount inception date May 1, 2004	2006 2005 2004	$ $ $	1.039703 1.028144 1.000000	$ $ $	1.062497 1.039703 1.028144	0.000 0.000 0.0000
AIM V.I. Basic Value Fund - Series II Shares Subaccount inception date May 1, 2004	2006 2005 2004	$ $ $	1.119521 1.070894 1.000000	$ $ $	1.253776 1.119521 1.070894	2,650.419 0.000 0.0000
AIM V.I. Capital Appreciation Fund - Series II Shares Subaccount inception date May 1, 2004	2006 2005 2004	$ $ $	1.157020 1.074646 1.000000	$ $ $	1.216789 1.157020 1.074646	0.000 0.000 0.0000
AllianceBernstein Growth and Income Portfolio - Class B Subaccount inception date May 1, 2004	2006 2005 2004	$ $ $	1.120670 1.080506 1.000000	$ $ $	1.299977 1.120670 1.080506	0.000 10398.080 10398.0798
AllianceBernstein Large Cap Growth Portfolio - Class B Subaccount inception date May 1, 2004	2006 2005 2004	$ $ $	1.240867 1.089647 1.000000	$ $ $	1.222544 1.240867 1.089647	0.000 0.000 0.0000
Fidelity - VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2004	2006 2005 2004	$ $ $	1.286402 1.112162 1.000000	$ $ $	1.421413 1.286402 1.112162	717,297.392 254854.157 0.0000
Fidelity -VIP Equity-Income Portfolio - Service Class 2 Subaccount inception date May 1, 2004	2006 2005 2004	$ $ $	1.146532 1.095240 1.000000	$ $ $	1.363469 1.146532 1.095240	103,185.230 0.000 0.0000
Fidelity -VIP Growth Portfolio - Service Class 2 Subaccount inception date May 1, 2004	2006 2005 2004	$ $ $	1.090985 1.042855 1.000000	$ $ $	1.152912 1.090985 1.042855	2,761.386 0.000 0.0000
Fidelity -VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2004	2006 2005 2004	$ $ $	1.426206 1.218734 1.000000	$ $ $	1.589624 1.426206 1.218734	185,401.939 136105.487 0.0000
Fidelity -VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2004	2006 2005 2004	$ $ $	1.139739 1.122166 1.000000	$ $ $	1.311073 1.139739 1.122166	84,347.381 70824.294 0.0000

53

Subaccount	Year	0.85% (continued)
		Beginning AUV		Ending AUV		# Units
Janus Aspen - Mid Cap Growth Portfolio - Service Shares Subaccount inception date May 1, 2004	2006 2005 2004	$ $ $	1.280341 1.152566 1.000000	$ $ $	1.438496 1.280341 1.152566	12,956.031 5816.791 10295.2629
Janus Aspen -Worldwide Growth Portfolio - Service Shares Subaccount inception date May 1, 2004	2006 2005 2004	$ $ $	1.091899 1.043078 1.000000	$ $ $	1.276917 1.091899 1.043078	301,161.235 10864.219 10864.2192
MFS New Discovery Series - Service Class Subaccount inception date May 1, 2004	2006 2005 2004	$ $ $	1.100773 1.056921 1.000000	$ $ $	1.232653 1.100773 1.056921	41,197.058 12448.539 0.0000
MFS Total Return Series - Service Class Subaccount inception date May 1, 2004	2006 2005 2004	$ $ $	1.111574 1.092606 1.000000	$ $ $	1.230346 1.111574 1.092606	393,689.041 399088.054 131066.4303

(1)	Formerly known as Mercury Large Cap Value.

(2)	Formerly known as Salomon All Cap.

(3)	Formerly known as American Century International.

(4)	Formerly known as Templeton Great Companies Global.

(5)	Great Companies – AmericaSM and the Janus Growth have merged into Transamerica Equity.

(6)	Formerly known as Great Companies – TechnologySM.

Franklin Income Securities Fund – Class 2, Mutual Shares Securities Fund – Class 2, and Templeton Foreign Securities Fund – Class 2 had not commenced operations as of December 31, 2006, therefore, comparable data is not available.

54

FLEXIBLE PREMIUM VARIABLE ANNUITY - C

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2007

to the

Prospectus dated May 1, 2007

LIVING BENEFITS RIDER

You may elect to purchase the optional living benefits rider which provides you with a guaranteed minimum accumulation benefit and a guaranteed minimum withdrawal benefit. The living benefits rider is available during the accumulation phase but it will not be issued if the annuitant is age 81 or older. The maximum issue age may be lower if required by state law.

You should view the living benefits rider as a way to permit you to invest in variable investment choices while still having your policy value and liquidity protected to the extent provided by the living benefits rider. Please note: You cannot elect this rider if you have elected certain other optional benefits under the policy. Certain protections under the rider are available only if you hold the rider for ten years. In addition, if you elect the rider, we will monitor your policy value and we may transfer amounts back and forth between specified investment choices under the policy and the variable investment choices you choose, according to a mathematical model that we will use to assist us in managing portfolio risk and supporting the guarantees under the rider.

The living benefits rider may vary for certain policies and may not be available for all policies. Please contact Transamerica at (800) 525-6205 for additional information regarding the availability of the living benefits rider.

In addition, the tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Living Benefits rider for a qualified policy.

Guaranteed Minimum Accumulation Benefit

If you elect the living benefits rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable investment choices you select.

Guaranteed Future Value. We guarantee that, on the guaranteed future value date, your policy value will at least equal your guaranteed future value. The guaranteed future value on the rider date (i.e., the date the rider is added to the policy) is the policy value (less premium enhancements if the rider is added in the first policy year). After the rider date and before the guaranteed future value date, which is the tenth rider anniversary, the guaranteed future value is equal to:

•	the guaranteed future value on the rider date; plus

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Flexible Premium Variable Annuity – C dated May 1, 2007

•	a percentage of subsequent premium payments (as described below); less

•	subsequent adjusted partial withdrawals (as described below).

After the guaranteed future value date the guaranteed future value equals zero.

Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value is as follows:

Rider Year	Percent of subsequent premium payments added to guaranteed future value
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	50%
8	50%
9	50%
10	0%

Guaranteed Future Value Adjusted Partial Withdrawals. If you take a partial withdrawal, it will reduce your guaranteed future value. The amount of the reduction is referred to as the adjusted partial withdrawal amount, which will be equal to the greater of:

•	the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the policy value resulting from the gross partial withdrawal; or

•	the gross partial withdrawal amount.

(The gross partial withdrawal amount is the amount you request, plus any surrender charges and excess interest adjustments that may be applicable.)

In other words, if your policy value is greater than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value is reduced by the same amount we reduce your policy value. However, if your policy value is less than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value will be reduced by more than the amount we reduce your policy value.

See the supplement to the SAI for examples showing the effect of hypothetical withdrawals in more detail, including withdrawals that reduce the guaranteed future value by more than the amount of the gross partial withdrawal.

Guaranteed Minimum Accumulation Benefit. On the guaranteed future value date (ten years after you elect the rider), if the policy value is less than the guaranteed future value, we will add an amount equal to the difference to your policy value. After the guaranteed future value date, the guaranteed minimum accumulation benefit will terminate.

2

Example. Assume you make a single premium payment of $100,000 and you do not make any withdrawal or additional premium payments. If, on the guaranteed future value date your policy value has declined to $90,000 because of negative investment performance, then we will add $10,000 ($100,000 - $90,000) to your policy value.

Please note: You do not have any protection under the guaranteed minimum accumulation benefit unless you hold the policy with the rider for ten years. If you think that you may terminate the policy or elect to start receiving annuity payments (or if you must begin taking required minimum distributions) before the guaranteed future value date, electing the rider may not be in your best interests.

Guaranteed Minimum Withdrawal Benefit

If you elect the living benefits rider, we will provide a maximum annual withdrawal amount regardless of your policy value. This benefit is intended to provide a level of benefits regardless of the performance of the variable investment choices you select.

Withdrawal Guarantees. There are two withdrawal guarantees under this rider:

•	“principal back;” and

•	“for life.”

You can take withdrawals under either guarantee or alternate between the guarantees (your ability to change the frequency or amount of your withdrawals ceases if your policy value reaches zero). Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See the SAI for examples showing the effect of hypothetical withdrawals in more detail including an excess withdrawal that reduces the total withdrawal base by a pro rata amount.

Please note:

•	Any amount withdrawn in a rider year (including any surrender charges and excess interest adjustment) in excess of the maximum withdrawal amount is an excess withdrawal.

•

The amount of your excess withdrawal will impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount under each guarantee on a greater than dollar-for-dollar basis. (See “Maximum Annual Withdrawal Benefit,” “Total Withdrawal Base,” and “Minimum Remaining Withdrawal Amount,” below.)

Withdrawals under the guaranteed minimum withdrawal benefit also:

•	reduce your policy value;

•	reduce your death benefit and other benefits;

•	may be subject to surrender charges and excess interest adjustments; and

•	may be subject to income taxes and federal tax penalties.

Maximum Annual Withdrawal Amount. Under this benefit:

•	you can withdraw up to 7% of your “principal back” total withdrawal base each rider year until your “principal back” minimum remaining withdrawal amount reaches zero;

Example. Assume you make a single premium payment of $100,000 and that you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment

3

performance. You could still withdraw up to $7,000 (7% of $100,000) each rider year for the next fourteen years and $2,000 in the year immediately thereafter so you would get back your full $100,000 (assuming that you do not withdraw more than $7,000 in any one rider year).

•

or up to 5% of your “for life” total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant’s 59th birthday and lasting until the annuitant’s death, unless your “for life” minimum remaining withdrawal amount reaches zero because of “excess withdrawals” (see “Adjusted Partial Withdrawals,” below). All withdrawals before the annuitant’s 59th birthday are excess withdrawals for purposes of the “for life” guarantee, and a penalty tax may be assessed on amounts surrendered from the policy before the annuitant reaches age 59 1/2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Assume you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still withdraw up to $5,000 (5% of $100,000) each rider year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one rider year).

You can take withdrawals under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments, and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount and frequency of future withdrawals. Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed.

Please note:

•	Withdrawals under the 5% “for life” guarantee cannot be commenced until after the annuitant’s 59th birthday.

•	Any withdrawal before the annuitant’s 59th birthday will reduce the benefits under the 5% “for life” guarantee.

•	The maximum annual withdrawal amounts described above (the 7% “principal back” and 5% “for life”) are based on rider years, not calendar or policy years (if different from rider years).

•	Excess withdrawals may cause you to lose the benefit of the rider.

•

If you have a qualified policy, minimum required distribution rules may force you to take excess withdrawals to avoid the imposition of a 50% excise tax. You should consult a tax advisor before purchasing this rider with a qualified policy.

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (less premium enhancements if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to:

•	the total withdrawal base on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

We will calculate separate total withdrawal bases for the “principal back” and “for life” guarantees.

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value (less premium enhancements if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:

4

•	the minimum remaining withdrawal amount on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

We will calculate separate minimum remaining withdrawal amounts for the “principal back” and “for life” guarantees.

Adjusted Partial Withdrawals. Each rider year, gross partial withdrawals (the amount that you request be withdrawn, plus any surrender charges and excess interest adjustments that may be applicable) up to the maximum annual withdrawal amount for the “principal back” and “for life” guarantees will reduce the minimum remaining withdrawal amount on a dollar-for-dollar basis but will not reduce the total withdrawal base for the “principal back” and “for life” guarantees. Gross partial withdrawals in excess of the maximum annual withdrawal amount for the “principal back” and “for life” guarantees will reduce the total withdrawal base and minimum remaining withdrawal amount for the “principal back” and “for life” guarantees a pro rata amount (possibly to zero). Please contact us or your registered representative to obtain the supplement to the Statement of Additional Information, “Living Benefits Rider Adjusted Partial Withdrawal,” which provides examples showing the effect of a withdrawal. Excess withdrawals may cause you to lose the withdrawal guarantees under this rider.

Please note: Gross partial withdrawals of the “principal back” maximum annual withdrawal amount and any partial withdrawal before the rider anniversary following the annuitant’s 59th birthday, will result in an excess partial withdrawal under the “for life” guarantee and will reduce the “for life” maximum annual withdrawal amount, the “for life” total withdrawal base, and the “for life” minimum remaining withdrawal amount. Such reduction may be on a greater than dollar-for-dollar basis. The effect of a 7% “principal back” withdrawal on the “For Life” benefit is illustrated below.

	Policy Value before the Withdrawal	Gross Withdrawal	5% “For Life”
Date			Total Withdrawal Base (TWB)	TWB Adjustment	Minimum Remaining Withdrawal Amount (MRWA)	MRWA Adjustment	Maximum Annual Withdrawal Amount
11/01/03	$100,000	—	$100,000.00	—	$100,000.00	—	$5,000.00
10/31/05	$95,000	$7,000.00	$97,777.78	$2,222.22	$92,888.89	$7,111.11	$4,888.89

As this illustration shows, a 7% “principal back” withdrawal reduces the 5% “for life” total withdrawal base by $2,222.22, the 5% “for life” minimum remaining withdrawal amount by $7,111.11, and the 5% “for life” maximum annual withdrawal amount by $111.11.

Living Benefits Rider Fee

A rider fee, 0.60% of the “principal back” total withdrawal base on each rider anniversary, is charged annually prior to annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).

5

We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.

Portfolio Allocation Method

If you elect the living benefits rider, the Portfolio Allocation Method (“PAM”) will automatically be in effect. PAM is designed to help manage portfolio risk and support the guarantees under the living benefits rider. Using PAM, we will monitor your policy value and may transfer amounts back and forth between the PAM Transamerica U.S. Government Securities —Service Class subaccount (which invests in the Transamerica U.S. Government Securities – Service Class portfolio of the AEGON/Transamerica Series Fund, Inc.) or certain guaranteed period options of the fixed account (each a “PAM investment choice” and collectively, the “PAM investment choices”) and the variable investment choices you choose. You should read the underlying fund prospectus for the variable PAM investment choice (s) carefully before you elect the living benefits rider. We will transfer amounts from your variable investment choices to the PAM investment choices to the extent we deem, at our sole discretion, necessary to support the guarantees under the rider. We will transfer amounts to the PAM investment choices proportionally from all your variable investment choices. Currently, PAM transfers are being made to the PAM Transamerica U.S. Government Securities – Service Class subaccount.

PAM is designed to help reduce portfolio risk associated with negative performance. Using PAM, we will transfer amounts from your variable investment choices to the PAM investment choices to the extent we deem, in our sole discretion, necessary to help manage portfolio risk and support the guarantees under the living benefits rider. You should not view the living benefits rider nor PAM as a “market timing” or other type of investment program designed to enhance your policy value. If you choose this rider, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment choices to the PAM investment choices, less of your policy value may be available to participate in any future positive investment performance of your variable investment choices. This may potentially provide a lower policy value than if you did not select the living benefits rider.

We will use a mathematical model to compare your policy value and the guarantees to be provided in the future. Based upon this comparison, we may transfer some or all of your policy value to or from the PAM investment choices.

You may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment choices. PAM transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Transfers out of a fixed account PAM investment choice are at our discretion and may be subject to an excess interest adjustment if the transfer occurs before the end of a guarantee period. Any transfer to your variable investment choices will be allocated into your variable investment choices in proportion to the amount of policy value in each variable investment choice.

Generally, transfers to the PAM investment choices first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although we may make transfers to the PAM investment choices when the policy value drops by less than 3%. If the policy value continues to fall, more transfers to the PAM investment choices will occur. When a transfer occurs, the transferred policy value is allocated to the PAM investment choice (s) we deem appropriate. The policy value allocated to the PAM investment choices will remain there unless the performance of your chosen investment choices recovers sufficiently to enable us to transfer amounts back to your investment choices while

6

maintaining the guarantees under the living benefits rider. This generally occurs when the policy value increases by 5% to 10% in relation to the guarantees, although we may require a larger increase before transferring amounts back to your investment choices.

Upgrades

Prior to the annuitant’s 86th birthday, you can upgrade the total withdrawal base and guaranteed future value to the policy value after the third rider anniversary by sending us written notice. At that time the minimum remaining withdrawal amounts will also be upgraded to the policy value and the maximum annual withdrawal amounts will be recalculated.

If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, guaranteed future value date, and its own rider fee percentage (which may be higher than your current rider fee percentage). The “principal back” and “for life” withdrawal percentages will not change. The new rider date will be the date the Company receives all necessary information.

Annuitization

If you have reached your maximum annuitization date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your maximum annual withdrawal amount.

Other

You cannot elect this rider if you have elected certain other optional benefits. Please contact us or your registered representative for more information.

Termination

The living benefits rider will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the living benefits rider (you may not terminate the rider before the third rider anniversary);

•

annuitization (however, if you have reached your mandatory annuitization date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your maximum annual withdrawal amount); or

•	termination of your policy.

Please note: This feature terminates upon annuitization and there is a mandatory annuitization date.

This supplement summarizes the Living Benefits rider. The application and operation of the Living Benefits rider are governed by the terms and conditions of the rider itself. The living benefits rider may vary for certain policies and may not be available for all policies.

7

FLEXIBLE PREMIUM VARIABLE ANNUITY – C

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2007

to the

Prospectus dated May 1, 2007

5 FOR LIFE RIDER

You may elect to purchase the optional 5 For Life rider which provides you with a guaranteed minimum withdrawal benefit if you invest only in certain designated choices. This rider is available during the accumulation phase but it will not be issued if the annuitant is age 91 or older. The maximum issue age may be lower if required by state law.

The 5 For Life rider may vary for certain policies and may not be available for all policies. Please contact Transamerica at (800) 525-6205 for additional information regarding the availability of the 5 For Life rider.

In addition, the tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the 5 For Life rider for qualified policy.

5 For Life Benefit

This benefit is intended to provide a level of cash withdrawals regardless of the performance of the variable investment choices you select. If you elect this benefit, we will provide a maximum annual withdrawal amount regardless of your policy value (your ability to change the frequency or amount of your withdrawal ceases if your policy value reaches zero). Under this benefit, you can withdraw up to 5% of the total withdrawal base each calendar year starting with the calendar year, immediately following the annuitant’s 59th birthday and lasting until the annuitant’s death (unless your total withdrawal base is reduced to zero because of “excess” withdrawals” - see Total Withdrawal Base and Adjusted Partial Withdrawals, below). All withdrawals before the annuitant is 59 are excess withdrawals; a penalty tax may be assessed on amounts withdrawn from the policy before the owner reaches age 59 1/2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Further assume that you do not make any additional withdrawals or premium payments, but that after five years your policy value has declined to $70,000 solely because of negative investment performance. You could still withdraw up to $5,000 (5% of $100,000) each calendar year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one year.)

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Flexible Premium Variable Annuity – C dated May 1, 2007

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See the SAI for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the total withdrawal base by a pro rata amount.

Please note:

•	Any withdrawal in excess of the maximum withdrawal amount is an excess withdrawal.

•	An excess withdrawal will impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount, on a greater than dollar-for-dollar basis.

•	Any withdrawal will reduce your minimum remaining withdrawal amount.

Withdrawals under this benefit also:

•	reduce your policy value;

•	reduce your death benefit and other benefits;

•	may be subject to surrender charges and excess interest adjustments;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Rider Issue Requirements. The Company will not issue the 5 For Life Rider unless:

•	the annuitant is age 90 or younger;

•	the annuitant is also an owner (except in the case of non-natural owners); and

•	there are no more than two owners.

Maximum Annual Withdrawal Amount. You can withdraw up to the maximum annual withdrawal amount in any calendar year without causing an excess withdrawal. (See “Adjusted Partial Withdrawals,” below.)

The maximum annual withdrawal amount is zero if the annuitant is not 59 years old on the rider date (i.e., the date the rider is added to the policy) and remains zero until the first day of the calendar year after the annuitant’s 59th birthday. If the annuitant is at least 59 years old on the rider date, the maximum annual withdrawal amount in the calendar year the rider is elected is equal to 5% of the total withdrawal base prorated based on the number of days from the rider date to the end of the calendar year. Thereafter, the maximum annual withdrawal amount for each subsequent calendar year is equal to 5% of the total withdrawal base.

For qualified policies: The maximum annual withdrawal amount for the year that the plan participant (generally the annuitant) becomes 70 1/2 years old (and each subsequent calendar year) is equal to the greater of:

•	the maximum annual withdrawal amount described above; or

•

an amount equal to a minimum required distribution amount calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, and (4) amounts from the current calendar year (no carry-over from past years). An amount not calculated as set forth above cannot be used as the maximum annual withdrawal amount.

You can take withdrawals under this rider regardless of your policy value; however, once your policy value reaches zero, you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select the frequency of future withdrawals. Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed.

2

Please note:

•	The maximum annual withdrawal amount described above is based on calendar years, not rider or policy years.

•

If the rider is added prior to the annuitant’s 59th birthday, the maximum annual withdrawal amount will be zero until the beginning of the calendar year (January 1st) after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•	All policy value must be allocated to a limited number of specified funds (See “Designated Choices” below).

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to the total withdrawal base on the rider date, plus subsequent premium payments, less subsequent adjusted partial withdrawals.

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:

•	the minimum remaining withdrawal amount on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

Adjusted Partial Withdrawals. Each rider year, gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount on a dollar-for-dollar basis, but will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount in a rider year ("excess withdrawal") will reduce the total withdrawal base and minimum remaining withdrawal amount by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value) possibly to zero. See the SAI for examples showing the effect of hypothetical withdrawals in more detail, including any excess withdrawal that results in pro rata adjustments. Excess withdrawals may eliminate the guarantee offered by this rider.

Please note:

•	Because the total withdrawal base is equal to the policy value on the rider date, the maximum annual withdrawal amount may decrease if the policy value decreases prior to the rider date.

•	Upon the death of the annuitant, the 5 for Life rider terminates and there are no more additional guaranteed withdrawals.

5 For Life Rider Fee. A rider fee, 0.60% of the total withdrawal base on each rider anniversary, is charged annually prior to annuitization. We will also deduct the rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).

3

Designated Investment Choices. If you elect the 5 For Life rider, you must allocate 100% of your policy value to one or more of the following “designated choices:”

Asset Allocation – Conservative Portfolio – Service Class

Asset Allocation – Moderate Portfolio – Service Class

Asset Allocation – Moderate Growth Portfolio – Service Class

International Moderate Growth Fund – Service Class

Transamerica Balanced – Service Class

Transamerica Money Market – Service Class

Fixed Account

If you elect this rider, you may transfer amounts among the designated choices; however, you cannot transfer any amount to any other subaccount. After the third rider anniversary, you can terminate this rider. Terminating the rider will result in losing all your benefits under this rider. Starting the next business day, you may transfer to a non-designated choice.

Upgrades. You can upgrade the total withdrawal base to the policy value after the third rider anniversary by sending us written notice (we reserve the right to limit your upgrade election to a 30-day period following a rider anniversary after the 4th rider anniversary) as long as you are younger than the maximum rider issue age. At this time the minimum remaining withdrawal amount and maximum annual withdrawal amount will be recalculated. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date and its own rider fee percentage (which may be higher than your current rider fee percentage). The new rider date will be the date the Company receives all necessary information.

Annuitization. If you have reached your maximum annuitization date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your maximum annual withdrawal amount.

Death Benefit. If you elect the 5 For Life rider and if, upon the death of the annuitant, the minimum remaining withdrawal amount is greater than the base policy benefit, then we will add the excess amount to the death benefit payable.

Please Note: If an owner who is not the annuitant dies and the surviving spouse continues the policy, no additional amount is payable. If the policy is not continued, the surviving owner (who is sole beneficiary) may elect to receive life time income payments equal to the maximum annual withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value.

Termination. The 5 For Life rider will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the 5 For Life rider (you may not terminate the rider before the third rider anniversary);

•	the annuitant’s death;

•

annuitization (however, if you have reached your mandatory annuitization date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your maximum annual withdrawal amount); or

•	termination of your policy.

4

Please note: This feature terminates upon annuitization and there is a mandatory annuitization date.

This supplement summarizes the 5 For Life rider. The application and operation of the 5 For Life rider are governed by the terms and conditions of the rider itself. The 5 For Life rider may vary for certain optional features, certain policies and may not be available for all policies.

5

FLEXIBLE PREMIUM VARIABLE ANNUITY – C

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2007

to the

Prospectus dated May 1, 2007

INCOME SELECT FOR LIFE

You may elect to purchase the optional Income Select for Life rider which provides you with a guaranteed minimum withdrawal benefit if you invest only in certain designated choices. This rider is available during the accumulation phase.

The Income Select for Life rider may vary for certain policies and may not be available for all policies. Please contact Transamerica at (800) 525-6205 for additional information regarding the availability of the Income Select for Life rider.

In addition, the tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Income Select for Life rider for a qualified policy.

Income Select for Life – Base Benefit

This benefit is intended to provide a level of cash withdrawals regardless of the performance of the designated investment choices you select. If you elect this benefit, we will provide a maximum annual withdrawal amount regardless of your policy value (your ability to change the frequency or amount of your withdrawal ceases if your policy value reaches zero). Under this benefit, you can withdraw up to the maximum annual withdrawal amount each calendar year, starting with the calendar year immediately following the annuitant’s 59th birthday and lasting until the annuitant’s (or the annuitant’s surviving spouse if the joint life option is elected) death (unless your total withdrawal base is reduced to zero because of “excess withdrawals”; see Total Withdrawal Base Adjustments, and Additional Death Payment Option – Minimum Remaining Withdrawal Amount, below). All withdrawals before the annuitant (or the annuitant’s surviving spouse if the joint life option is elected) is 59 are excess withdrawals; a penalty tax may be assessed on amounts surrendered from the policy before the owner reaches 59 1/2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Further assume that you do not make any additional withdrawals or premium payments, but that after five years your policy value has declined to $70,000 solely because of negative investment performance. You could still withdraw up to $4,500 which is the applicable income benefit percentage (4.5%) multiplied by the total withdrawal base on the rider date ($100,000), each calendar year for the rest of your life

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Flexible Premium Variable Annuity – C dated May 1, 2007

(assuming that you take your first withdrawal when you are age 60—64, and that you do not withdraw more than the maximum annual withdrawal amount in any one year.)

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See the SAI for examples showing the effect of hypothetical withdrawals in more detail including an excess withdrawal that reduces the total withdrawal base by a pro rata amount.

Please note:

•	Any withdrawal in excess of the maximum withdrawal amount is an excess withdrawal.

•	An excess withdrawal will impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount, on a greater than dollar-for-dollar basis.

•	Any withdrawal will reduce your minimum remaining withdrawal amount.

Like all withdrawals, withdrawals under this benefit also:

•	reduce your policy value;

•	reduce your base policy death benefit and other benefits;

•	may be subject to surrender charges and excess interest adjustments;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Maximum Annual Withdrawal Amount. You can withdraw up to the maximum annual withdrawal amount in any calendar year without causing an excess withdrawal. See Total Withdrawal Base Adjustments and Minimum Remaining Withdrawal Amount Adjustments below.

The maximum annual withdrawal amount is zero if the annuitant is not 59 years old on the rider date and remains zero until the first day of the calendar year after the annuitant’s 59th birthday. If the annuitant is at least 59 years old on the rider date, the maximum annual withdrawal amount in the calendar year the rider is elected is equal to the income benefit percentage of the total withdrawal base prorated based on the number of days from the rider date to the end of the calendar year. Thereafter, the maximum annual withdrawal amount for each subsequent calendar year is equal to the income benefit percentage (see below) of the total withdrawal base.

For qualified policies: If the plan participant (generally the annuitant) is at least 70 1/2 years old, the maximum annual withdrawal amount for that calendar year (and each subsequent calendar year) is equal to the greater of:

•	the maximum annual withdrawal amount described above; or

•

an amount equal to a minimum required distribution amount calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (including the present value of any additional benefits provided under the policy to the extent required to be taken into account under IRS guidance) and (4) amounts from the current calendar year (no carry-over from past years). An amount not calculated as set forth above cannot be used as the maximum annual withdrawal amount.

You can take withdrawals under this rider regardless of your policy value; however, once your policy value reaches zero, you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals guaranteed by this rider after your policy value reaches zero,

2

you must select the frequency of future withdrawals. Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed.

Please note:

•	The maximum annual withdrawal amount described above is based on calendar years, not rider or policy years.

•

If the rider is added prior to the annuitant’s 59th birthday, the maximum annual withdrawal amount will be zero until the beginning of the calendar year (January 1st) after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•	All policy value must be allocated to a limited number of specified funds (See “Designated Choices” below).

Income Benefit Percentage. We use the income benefit percentage to calculate the maximum annual withdrawal amount. The income benefit percentage is determined by the annuitant’s age at the time of the first withdrawal taken on or after the January 1st immediately following the annuitant’s 59th birthday (or if the joint life option is elected, the 59th birthday of the younger of the annuitant or the annuitant’s spouse). The income benefit percentage is as follows:

Age at time of first withdrawal	Income Benefit Percentage
59-64	4.5%
65-69	5.0%
70-74	5.5%
75-79	6.0%
80-84	6.5%
85-89	7.0%
90-94	7.5%
≥ 95	8.0%

Please note that once established at the time of the first withdrawal on or after the January 1st immediately following the 59th birthday of the annuitant (or if the joint life option is elected, of the younger of the annuitant or the annuitant’s spouse), the income benefit percentage will not increase even though the annuitant’s age increases.

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to the total withdrawal base on the rider date, plus subsequent premium payments, less subsequent Total Withdrawal Base Adjustments.

Total Withdrawal Base Adjustments. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount (“excess withdrawals”) will reduce the total withdrawal base by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in the policy value), possibly to zero. See the SAI for examples showing the effect of hypothetical withdrawals in more detail. including an excess withdrawal that reduces the total withdrawal base by a pro rata amount. Excess withdrawals may eliminate any guarantee offered by this rider.

3

Please note:

•	Because the total withdrawal base is generally equal to the policy value on the rider date, the maximum annual withdrawal amount may decrease if the policy value decreases prior to the rider date.

•	Upon the death of the annuitant, the Income Select for Life rider terminates and there are no more additional guaranteed withdrawals.

Designated Investment Choices. If you elect the Income Select for Life benefit, you must allocate 100% of your policy value to one or more of the following “designated choices:”

Asset Allocation – Conservative Portfolio – Service Class

Asset Allocation – Moderate Portfolio – Service Class

Asset Allocation – Moderate Growth Portfolio – Service Class

International Moderate Growth Fund – Service Class

Transamerica Balanced – Service Class

Transamerica Money Market – Service Class

Fixed Account

If you elect this rider, you may transfer amounts among the designated choices; however, you cannot transfer any amount to any other subaccount. After the first rider anniversary, you can terminate this rider. Terminating the rider will result in losing all your benefits under this rider. Starting the next business day you may transfer to a non-designated choice.

Upgrades. You can upgrade the total withdrawal base to the policy value after the first rider anniversary by sending us written notice (we reserve the right to limit your upgrade election to a 30-day period following each rider anniversary) as long as you are younger than the maximum rider issue age. At this time the minimum remaining withdrawal amount and maximum annual withdrawal amount will be recalculated. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date and its own rider fee percentage (which may be higher than your current rider fee percentage) and growth rate, if any. The new rider date will be the date the Company receives all necessary information.

Annuitization. If you have reached your maximum annuitization date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your maximum annual withdrawal amount.

Income Select for Life – Additional Options

You may elect the following options with the Income Select for Life rider (the options are not mutually exclusive):

•	Growth;

•	Additional Death Payment;

•	Joint Life; and

•	Income Enhancement.

There is an additional fee for each option. You can elect any combination of options.

4

1. Growth Option. If you elect the Income Select for Life rider, you can also elect an accumulating total withdrawal base during the growth period.

Growth Period. The growth period begins on the rider date and ends at the earlier of the first withdrawal or the tenth rider anniversary.

Total Withdrawal Base. The total withdrawal base during the growth period is equal to:

•	the total withdrawal base on the rider date; plus

•	premiums added during the growth period;

•	accumulated at an annual effective rate of 5% (the accumulation stops at the end of the growth period).

The total withdrawal base after the growth period is equal to:

•	the total withdrawal base at the end of the growth period; plus

•	any premiums added after the growth period; less

•	any adjustments for withdrawals (as described under “Total Withdrawal Base Adjustments” above) including the withdrawal, if any, which ended the growth period.

Please note:

•	Taking a withdrawal stops the growth. Therefore, please consider your need to make withdrawals when deciding whether to add the growth option.

•	The minimum remaining withdrawal amount does not accumulate. This option does not provide for or guarantee any growth in the policy value.

2. Additional Death Payment Option. If you elect the Income Select for Life rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant (or if the joint life option is selected, the annuitant’s spouse). The additional amount will be equal to the excess, if any, of the minimum remaining withdrawal amount over the base policy death benefit.

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:

•	the minimum remaining withdrawal amount on the rider date; plus

•	subsequent premium payments; less

•	adjustments for withdrawals (as described under “Minimum Remaining Withdrawal Amount Adjustments” below).

Minimum Remaining Withdrawal Amount Adjustments. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount on a dollar-for-dollar basis. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value), possibly to zero. See the SAI for examples showing the effect of hypothetical withdrawals in more detail, including any excess withdrawal that results in pro rata adjustments.

Please note:

•	Excess withdrawals may eliminate the additional death benefit available with the Income Select for Life rider.

5

•

If an owner who is not the annuitant dies and the surviving spouse continues the policy, no additional amount is payable. If the policy is not continued, the surviving owner (who is also the sole beneficiary) may elect to receive life time income payments equal to the maximum annual withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value.

3. Joint Life Option. If you elect the Income Select for Life rider, you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death. This allows the maximum annual withdrawal amount to be withdrawn until the death of the later of the annuitant or annuitant’s spouse (if the annuitant’s spouse continues the policy).

Please note:

•	The annuitant’s spouse must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option.

•

If at the time of the annuitant’s death the spouse cannot continue to keep the policy in force under the tax code, then the rider will terminate and no additional withdrawals under the rider are permitted.

•	The annuitant’s spouse for purposes of this rider cannot be changed.

4. Income Enhancement Option. If you elect the Income Select for Life rider, you can also elect to have your income benefit percentage double if either the annuitant or the annuitant’s spouse (if the joint life option is elected) is confined, due to a medical necessity, in a hospital or nursing facility and has been so confined for the elimination period (180 days within the last 365 days). Benefits from this option are not available unless the rider has been in effect for 12 months (the “waiting period”). The elimination period and waiting period can, but do not need to, run consecutively.

Please note:

•	You cannot elect the Income Enhancement Option if you are already confined in a hospital or nursing facility.

•	During the first year of qualification, the additional benefit provided by this option will be prorated based on the number of days remaining until January 1st of the next calendar year.

•	The increase to the income benefit percentage stops when the qualifying person or persons is/are no longer confined as described above.

•	The additional benefit provided by this option applies to both physical and cognitive ailments, like Alzheimer’s.

We will require confirmation of confinement while benefits are being received. Confirmation of confinement may be a physician’s statement, a statement from a hospital or nursing facility administrator, or any other information satisfactory to us. If confinement ceases, you may re-qualify by satisfying the waiting period and elimination period requirements.

Income Select for Life Rider and Additional Option Fees

A rider fee, 0.40% (for single life) or 0.60% (for joint life) of the total withdrawal base on each rider anniversary, is charged annually prior to annuitization for the base benefit. If you elect options with the Income Select for Life rider, then, before annuitization, you will be charged annually an additional rider fee for each option you elect, which fee is also a percentage of the total withdrawal base on each rider anniversary, and is in addition to the rider fee for the base benefit. The additional fees are as follows:

6

Option	Single Life Option	Joint Life Option
Growth	0.25%	0.50%
Additional Death Payment	0.25%	0.20%
Income Enhancement	0.15%	0.30%

We will also deduct any rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Income Select for Life Rider Issue Requirements

The Company will not issue the Income Select for Life rider unless:

•	the annuitant is not yet age 81 (lower if required by state law);

•	the annuitant is also an owner (except in the case of non-natural owners);

•	there are no more than two owners; and

•	if the joint life option is elected, the annuitant’s spouse is (1) a joint owner along with the annuitant or (2) the sole primary beneficiary (and there is no joint owner).

Termination

The Income Select for Life rider and any additional options will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the Income Select for Life rider (you may not terminate the rider before the first rider anniversary);

•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse continued the policy as the surviving spouse);

•

annuitization (however, if you have reached your mandatory annuitization date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your maximum annual withdrawal amount); or

•	termination of your policy.

Please note: This feature terminates upon annuitization and there is a mandatory annuitization date.

This supplement summarizes the Income Select for Life rider. The application and operation of the Income Select for Life rider are governed by the terms and conditions of the rider itself. The Income Select for Life rider and additional options may vary for certain policies and may not be available for all policies.

7

FLEXIBLE PREMIUM VARIABLE ANNUITY - C

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement Dated May 1, 2007

to the

Prospectus dated May 1, 2007

FIXED ACCOUNT LIMITATIONS

Effective immediately, we will not accept any premium payment in excess of $5,000 for guaranteed period options of less than five years duration. We also will not accept any premium payment or transfer that would result in the aggregate policy value in all guaranteed period options of less than 5 years duration exceeding $5,000. Please note these limitations do not apply to the dollar cost averaging fixed account option.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Flexible Premium Variable Annuity – C dated May 1, 2007

FLEXIBLE PREMIUM VARIABLE ANNUITY - C

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement Dated May 1, 2007

to the

Prospectus Dated May 1, 2007

ACCESS RIDER

You may elect to purchase the optional “Access Rider” which eliminates all surrender charges”. You can only elect this rider at the time you purchase your policy. There is an extra charge for this rider. The rights and benefits under the Access Rider are summarized below.

All terms used that are not defined in this supplement shall have the same meanings as the same terms used in the prospectus.

The Access Rider may not be available for all policies at the date of this supplement. Please contact us at (800) 525-6205 for additional information regarding the availability of the Access Rider.

Access Rider

The optional Access Rider eliminates all surrender charges. You can only elect this rider at the time you purchase the policy.

Please note that the Access Rider does not eliminate any excess interest adjustment, nor does it modify other provisions including the systematic payout option.

Rider Fee. A rider fee equal to an effective annual rate of 0.35% of the daily net asset value in the separate account is deducted in calculating the accumulation unit values. Please note we may credit interest in the fixed account at a lower rate if you select this rider.

Termination. The rider is irrevocable.

Please note: This feature terminates upon annuitization and there is a mandatory annuitization date

This supplement summarizes the Access Rider. The application and operation of the Access Rider are governed by the terms and conditions of the rider itself. The Access Rider may vary for certain policies and may not be available for all policies.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Flexible Premium Variable Annuity - C dated May 1, 2007

FLEXIBLE PREMIUM VARIABLE ANNUITY - C

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2007

to the

Statement of Additional Information dated May 1, 2007

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS

The following examples show the effect of withdrawals on the benefits under the living benefits rider.

Guaranteed Minimum Accumulation Benefit

Gross partial withdrawals will reduce the guaranteed future value by an amount equal to the greater of:

1)	the gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the amount of gross partial withdrawal;

B	is the policy value immediately prior to the gross partial withdrawal; and

C	is the guaranteed future value immediately prior to the gross partial withdrawal.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum accumulation benefit.

Example 1:

Assumptions:

Policy value prior to withdrawal (“PV”) = $90,000

Guaranteed future value prior to withdrawal (“GFV”) = $100,000

Gross withdrawal amount (“WD”) = $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount

2.	($10,000 / $90,000) * $100,000 = $11,111.11

This Supplement must be accompanied or preceded

by the Statement of Additional Information for the

Flexible Premium Variable Annuity - C dated May 1, 2007

Step Two. Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?

$11,111.11 pro rata amount

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $11,111.11 = $88,888.89

Result. If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.

Example 2:

Assumptions:

PV	= $120,000

GFV	= $100,000

WD	= $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount

2.	($10,000 / $120,000) * $100,000 = $8,333.33

Step Two. Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?

$10,000 withdrawal

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $10,000 = $90,000

Result. If no more withdrawals are taken, the guaranteed future value on the 10th Rider Anniversary is $90,000.

Guaranteed Minimum Withdrawal Benefit

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the total withdrawal base prior to the withdrawal of the excess amount.

Minimum Remaining Withdrawal Amount. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial

2

withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum withdrawal benefit.

When a withdrawal is taken, three parts of the guaranteed minimum withdrawal benefit can be affected:

1.	Minimum remaining withdrawal amount (“MRWA”)

2.	Total withdrawal base (“TWB”)

3.	Maximum annual withdrawal amount (“MAWA”)

Example 1 (7% “principal back”):

Assumptions:

TWB	= $100,000

MRWA	= $100,000

        7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD	= $7,000

        Excess withdrawal (“EWD”) = None

PV	= $100,000

You	= Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)

2.	$100,000 - $7,000 = $93,000.

Result. In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.

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Example 2 (7% “principal back”):

Assumptions:

TWB	= $100,000

MRWA	= $100,000

        7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD	= $8,000

EWD	= $1,000 ($8,000 - $7,000)

PV	= $90,000

You	= Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $8,000 - $7,000 = $1,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “principal back” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV – 7% WD)) * (MRWA – 7% WD)

2.	($1,000 / ($90,000 - $7,000)) * ($100,000 - $7,000) = $1,120.48

Step Three. Which is larger, the actual $1,000 excess withdrawal amount or the $1,120.48 pro rata amount?

$1,120.48 pro rata amount

Step Four. What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (GAWA) + $1,120.48 (pro rata excess) = $8,120.48

2.	$100,000 - $8,120.48 = $91,879.52

Result. The “principal back” minimum remaining withdrawal amount is $91,879.52.

NOTE. For the guaranteed minimum withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).

New “principal back” total withdrawal base:

Step One. The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV – 7% WD)) * TWB before any adjustments

2.	($1,000 / ($90,000 - $7,000)) * $100,000 = $1,204.82

Step Three. Which is larger, the actual $1,000 excess withdrawal amount or the $1,204.82 pro rata amount?

$1,204.82 pro rata amount.

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Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $1,204.82 = $98,795.18

Result. The new “principal back” total withdrawal base is $98,795.18

New “principal back” maximum annual withdrawal amount:

Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “principal back” maximum annual withdrawal amount?

$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66

Result. Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.

Example 3 (5% “for life”):

Assumptions:

TWB	= $100,000

MRWA	= $100,000

        5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD	= $5,000

        Excess withdrawal (“EWD”) = None

PV	= $100,000

You	= Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct)

2.	$100,000 - $5,000 = $95,000.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.

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Example 4 (5% “for life”):

Assumptions:

TWB	= $100,000

MRWA	= $100,000

        5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD	= $7,000

EWD	= $2,000 ($7,000 - $5,000)

PV	= $90,000

You	= Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $7,000 - $5,000 = $2,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “for life” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV – 5% WD)) * (MRWA – 5% WD)

2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,235.29 pro rata amount?

$2,235.29 pro rata amount

Step Four. What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (GAWA) + $2,235.29 (pro rata excess) = $7,235.29

2.	$100,000 - $7,235.29 = $92,764.71

Result. The “for life” minimum remaining withdrawal amount is $92,764.71.

NOTE. For the guaranteed minimum withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

New “for life” total withdrawal base:

Step One. The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV – 5% WD)) * TWB before any adjustments

2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,352.94 pro rata amount?

$2,352.94 pro rata amount.

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Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $2,352.94 = $97,647.06

Result. The new “for life” total withdrawal base is $97,647.06

New “for life” maximum annual withdrawal amount:

Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “for life” maximum annual withdrawal amount?

$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35

Result. Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.

[THIS SPACE INTENTIONALLY LEFT BLANK]

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FLEXIBLE PREMIUM VARIABLE ANNUITY – C

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2007

to the

Statement of Additional Information dated May 1, 2007

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ADJUSTED PARTIAL SURRENDERS

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the total withdrawal base prior to the withdrawal of the excess amount.

Minimum Remaining Withdrawal Amount. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

This Supplement must be accompanied or preceded

by the Statement of Additional Information for the

Flexible Premium Variable Annuity - C dated May 1, 2007

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum withdrawal benefit.

When a withdrawal is taken, three parts of the guaranteed minimum withdrawal benefit can be affected:

1.	Minimum remaining withdrawal amount (“MRWA”)

2.	Total withdrawal base (“TWB”)

3.	Maximum annual withdrawal amount (“MAWA”)

Example 1 (5 For Life):

Assumptions:

TWB	= $100,000

MRWA	= $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD	= $5,000

Excess withdrawal (“EWD”) = None

PV	= $100,000

You	= Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the maximum annual withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $5,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct)

2.	$100,000 - $5,000 = $95,000.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the total withdrawal base does not change and the minimum remaining withdrawal amount is $95,000.00.

Example 2 (5 For Life):

Assumptions:

TWB	= $100,000

MRWA	= $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD	= $7,000

EWD	= $2,000 ($7,000 - $5,000)

PV	= $90,000

You	= Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $7,000 - $5,000 = $2,000 (the excess withdrawal amount)

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Step Two. Calculate how much of the minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV – 5% WD)) * (MRWA – 5% WD)

2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,235.29 pro rata amount?

$2,235.29 pro rata amount

Step Four. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (MAWA) + $2,235.29 (pro rata excess) = $7,235.29

2.	$100,000 - $7,235.29 = $92,764.71

Result. The minimum remaining withdrawal amount is $92,764.71.

NOTE. For the guaranteed minimum withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the total withdrawal base would remain at $100,000 and the maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

New total withdrawal base:

Step One. The total withdrawal base is only reduced by amount of the excess or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV – 5% WD)) * TWB before any adjustments
2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,352.94 pro rata amount?

$2,352.94 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $2,352.94 = $97,647.06

Result. The new total withdrawal base is $97,647.06

New maximum annual withdrawal amount:

Because the total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.

Step One. What is the new maximum annual withdrawal amount?

$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35

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Result. Going forward, the maximum you can take out in a year is $4,882.35 without causing an excess withdrawal for the guarantee and further reduction of the total withdrawal base.

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Example 1 (Income Select with Growth and Death):

Assumptions:

You	= Owner and Annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 55 on rider issue; age 65 at time withdrawals begin, which means Income Benefit Percentage is 5%.

TWB at rider issue = $100,000

TWB in 10 years (optional growth benefit for additional cost) = $100,000 * (1 + .05) ^ 10 = $162,889

MRWA (optional additional death benefit for additional cost) = $100,000

5% WD beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 total withdrawal base)

Please Note that withdrawals under this rider can begin prior to the 10th rider anniversary, but the TWB growth will stop at the earlier of the 1st withdrawal or the 10th rider anniversary.

WD	= $8,144

Excess withdrawal (“EWD”) = None

PV	= $90,000 in 10 years

Step One. Is any portion of the withdrawal greater than the maximum annual withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $8,144 (there is no excess to deduct)

2.	$100,000 - $8,144 = $91,856.

Result. In this example, because no portion of the withdrawal was in excess of $8,144, the total withdrawal base does not change and the minimum remaining withdrawal amount is $91,856.

Example 2 (Income Select with Growth and Death):

Assumptions:

You	= Owner and Annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 55 on rider issue; age 65 at time withdrawals begin, which means Income Benefit Percentage is 5%.

TWB at rider issue = $100,000

TWB in 10 years (optional growth benefit for additional cost) = $100,000 * (1 + .05) ^ 10 = $162,889

MRWA (optional additional death benefit for additional cost) = $100,000

5% WD beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 total withdrawal base)

Please Note that withdrawals under this rider can begin prior to the 10th rider anniversary, but the TWB growth will stop at the earlier of the 1st withdrawal or the 10th rider anniversary.

WD	= $10,000

EWD	= $1,856 ($10,000 - $8,144)

PV	= $90,000 in 10 years

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Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $10,000 - $8,144 = $1,856 (the excess withdrawal amount)

Step Two. Calculate how much of the minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV – 5% WD)) * (MRWA – 5% WD)

2.	($1,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $2,082.74

Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $2,082.74 pro rata amount?

$2,082.74 pro rata amount

Step Four. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $8,144 (MAWA) + $2,082.74 (pro rata excess) = $10,226.74

2.	$100,000 - $10,226.74= $89,773.26

Result. The minimum remaining withdrawal amount is $89,773.26.

NOTE. For the guaranteed minimum withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $8,144, the total withdrawal base would remain at $162,889 and the maximum annual withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

New total withdrawal base:

Step One. The total withdrawal base is only reduced by amount of the excess or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV – 5% WD)) * TWB before any adjustments

2.	($1,856 / ($90,000 - $8,144)) * $162,889 = $3,693.34

Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $3,693.34 pro rata amount?

$3,693.34 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$162,889 - $3,693.34 = $159,195.66

Result. The new total withdrawal base is $159,195.66

New maximum annual withdrawal amount:

Because the total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.

6

Step One. What is the new maximum annual withdrawal amount?

$159,195.66 (the adjusted total withdrawal base) * 5% = $7,959.78

Result. Going forward, the maximum you can take out in a year is $7,959.78 without causing an excess withdrawal for the guarantee and further reduction of the total withdrawal base.

Example 3 (Income Select with Growth and Death):

Assumptions:

You	= Owner and Annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 55 on rider issue; age 65 at time withdrawals begin, which means Income Benefit Percentage is 5%.

TWB at rider issue = $100,000

TWB in 10 years (optional growth benefit for additional cost) = $100,000 * (1 + .05) ^ 10 = $162,889

MRWA (optional additional death benefit for additional cost) = $100,000

Annuitant qualifies for Income Enhancement benefit beginning 10 years from rider date, which means that the Income Benefit Percentage would then be 10%.

5% WD beginning 10 years from the rider date would be $16,288.90 (10% of the then-current $162,889 TWB)

Please Note that withdrawals under this rider can begin prior to the 10th rider anniversary, but the TWB growth will stop at the earlier of the 1st withdrawal or the 10th rider anniversary.

WD	= $16,288.90

Excess withdrawal (“EWD”) = None

PV	= $90,000 in 10 years

Step One. Is any portion of the withdrawal greater than the maximum annual withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $16,288.90 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $16,288.90 (there is no excess to deduct)

2.	$100,000 - $16,288.90 = $83,711.10.

Result. In this example, because no portion of the withdrawal was in excess of $16,288.90, the total withdrawal base does not change and the minimum remaining withdrawal amount is $83,711.10.

The increase to the Income Benefit Percentage due to the Income Enhancement stops when the qualifying person or persons is/are no longer confined as described in the rider. Any withdrawals taken in excess of the maximum annual withdrawal amount either with or without the Income Enhancement benefit will adjust the rider values as shown in Example 2 (Income Select with Growth and Death).

7

STATEMENT OF ADDITIONAL INFORMATION

FLEXIBLE PREMIUM VARIABLE ANNUITY - C

Issued through

SEPARATE ACCOUNT VA R

Offered by

TRANSAMERICA LIFE INSURANCE COMPANY

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Flexible Premium Variable Annuity - C offered by Transamerica Life Insurance Company ("Transamerica"). You may obtain a copy of the prospectus dated May 1, 2007 by calling 1-800-525-6205, or by writing to the Administrative and Service Office, 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499-0001. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.

This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.

Dated: May 1, 2007

1

2

GLOSSARY OF TERMS

Accumulation Unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value—The policy value increased or decreased by any excess interest adjustments.

Administrative and Service Office—Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499-0001.

Annuitant—The person on whose life any annuity payments involving life contingencies will be based on.

Annuity Commencement Date—The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month starting after the annuitant attains age 95. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.

Annuity Payment Option—A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit—An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Beneficiary—The person who has the right to the death benefit as set forth in the policy.

Business Day—A day when the New York Stock Exchange is open for business.

Cash Value— The adjusted policy value less any applicable surrender charge and less any rider fees (imposed upon surrender).

Code—The Internal Revenue Code of 1986, as amended.

Enrollment form—A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Excess Interest Adjustment—A positive or negative adjustment to amounts surrendered (both partial and full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by Transamerica since the date any payment was received by (or an amount was transferred to) the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon surrender (either full or partial) or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

3

Excess Partial Surrender—The portion of a partial surrender (surrender) that exceeds the penalty free amount.

Fixed Account—One or more investment choices under the policy that are part of Transamerica’s general assets and which are not in the separate account.

Guaranteed Period Options—The various guaranteed interest rate periods of the fixed account, which Transamerica may offer and into which premiums may be paid or amounts may be transferred.

Nonqualified Policy—A policy other than a qualified policy.

Owner (You)— The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner in the information that we require to issue a policy.

Policy Issue Date—The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value—On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments; minus

•	partial surrenders (including the net effect of any applicable excess interest adjustment and/or surrender charges on such surrenders); plus

•	interest credited in the fixed account; plus

•	accumulated gains in the separate account; minus

•	accumulated losses in the separate account; minus

•	service charges, rider fees, premium taxes, and transfer fees and any other charges, if any.

Policy Year—A policy year begins on the policy date and on each anniversary thereof.

Premium Payment—An amount paid to Transamerica by the owner or on the owner’s behalf as consideration for the benefits provided by the policy.

Qualified Policy—A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account—Separate Account VA R, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Service Charge—An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $35, but will not exceed 2% of the policy value.

Subaccount—A subdivision within the separate account, the assets of which are invested in a specified portfolio of the underlying funds.

4

Surrender Charge—A percentage of each premium payment depending upon the length of time from the date of each premium payment. The surrender charge is assessed on full or partial surrenders from the policy. A surrender charge may also be referred to as a “contingent deferred sales charge.”

Valuation Period—The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

Variable Annuity Payments—Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice—Written notice, signed by the owner, that gives Transamerica the information it requires and is received at the administrative and service office. For some transactions, Transamerica may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements Transamerica establishes for such notices.

[THIS SPACE INTENTIONALLY LEFT BLANK]

5

In order to supplement the description in the prospectus, the following provides additional information about Transamerica and the policy, which may be of interest to a prospective purchaser.

THE POLICY—GENERAL PROVISIONS

Owner

The policy shall belong to the owner upon issuance of the policy after completion of an enrollment form and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with Transamerica’s consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of your spouse in a community or marital property state.

Unless Transamerica has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

Note carefully. If the owner predeceases the annuitant and no joint owner, primary beneficiary, or contingent beneficiary is alive or in existence on the date of death, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy.

The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment Transamerica has made or action Transamerica has taken before recording the change. Changing the owner does not change the designation of the beneficiary or the annuitant.

If ownership is transferred to a new owner (except to the owner’s spouse) because the owner dies before the annuitant, the cash value generally must be distributed to the new owner within five years of the owner’s death, or payments must be made for a period certain or for the new owner’s lifetime so long as any period certain does not exceed that new owner’s life expectancy, if the first payment begins within one year of your death.

Entire Policy

The policy, any endorsements or rides thereon, the enrollment form, or information provided in lieu thereof, constitute the entire contract between Transamerica and the owner. All statements in the enrollment form are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the enrollment form or information provided in lieu thereof.

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Misstatement of Age or Sex

If the age or sex of the annuitant or owner has been misstated, Transamerica will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by Transamerica shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by Transamerica due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to Transamerica.

Addition, Deletion, or Substitution of Investments

Transamerica cannot and does not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. Transamerica retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. Transamerica reserves the right to eliminate the shares of any portfolio held by a subaccount2 and to substitute shares of another portfolio of the underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in Transamerica’s judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, as amended, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from affecting an exchange between series or classes of variable annuity policies on the basis of your requests.

New subaccounts may be established when, in the sole discretion of Transamerica, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by Transamerica. Each additional subaccount will purchase shares in a mutual fund portfolio, or other investment vehicle. Transamerica may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, Transamerica will notify you and request a reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by you, Transamerica will reinvest the amounts in the subaccount that invests in the Transamerica Money Market Portfolio (or in a similar portfolio of money market instruments). If a portfolio of money market instruments is unavailable, Transamerica will reinvest the amounts in another subaccount, or in the fixed account, if appropriate.

Similarly, Transamerica will close a subaccount to new investment (either transfers or premium payments) if the corresponding portfolio closes to new investments. Any amounts that would otherwise be invested in a closed subaccount (for premium allocations, portfolio rebalancing, dollar cost averaging, automatic checking account or payroll deductions for period premiums, etc.) will, if you do not provide instructions for a new allocation, be invested in the subaccount that invests in the Transamerica Money Market Portfolio (or in a similar portfolio of money market instruments). If a portfolio of money market instruments is unavailable, Transamerica will reinvest the amounts in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, Transamerica may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (1) operated as a management company under the 1940 Act or any other form permitted by law, (2) deregistered under the 1940 Act in

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the event such registration is no longer required or (3) combined with one or more other separate accounts. To the extent permitted by applicable law, Transamerica also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying fund portfolios, or substitute a new fund for an existing fund.

Excess Interest Adjustment

Money that you surrender from, transfer out of, or apply to an annuity payment option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a surrender, if interest rates set by Transamerica have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.

Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the premium payments and transfers to that guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the policy’s minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.

The formula that will be used to determine the excess interest adjustment is:

S* (G-C)* (M/12)

S	=	Gross amount being surrendered that is subject to the excess interest adjustment

G	=	Guaranteed interest rate in effect for the policy

C	=	Current guaranteed interest rate then being offered on new premiums for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2%.

M	=	Number of months remaining in the current option period, rounded up to the next higher whole number of months.

*	=	Multiplication

^	=	Exponentiation

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Example 1 (Full Surrender, rates increase by 3%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	Middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
10% of premium	= 50,000.00 * .10 = 5,000.00
Penalty free amount at middle of policy year 2	= 5,000.00
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess interest adjustment
G = .055
C = .085
M = 42
Excess interest adjustment	= S* (G-C)* (M/12)
= 50,000.00 * (.055-.085) * (42/12)
= -5,250.00, but excess interest adjustment cannot cause the adjusted policy value to fall below the excess interest adjustment floor, so the adjustment is limited to 51,129.21 - 54,181.21 = -3,052.00
Adjusted policy value	= Policy value + excess interest adjustment = 54,181.21 + (-3,052.00) = 51,129.21
Portion of penalty-free amount which is deducted from cumulative earnings	= Cumulative earnings = 4,181.21
Portion of penalty-free amount which is deducted from premium	= 5,000 – 4,181.21 = 818.79
Surrender charges	= (50,000.00 – 818.79)* 0.04 = 1,967.25
Net surrender value at middle of policy year 2	= 51,507.48 – 1,967.25 = 49,540.23

Upon full surrender of the policy, the minimum cash value will never be less than that required by the nonforfeiture laws of your state.

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Example 2 (Full Surrender, rates decrease by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	Middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
10% of premium	= 50,000.00 * .10 = 5,000.00
Penalty free amount at middle of policy year 2	= 5,000.00
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess interest adjustment
G = .055
C = .045
M = 42
Excess interest adjustment	= S* (G-C)* (M/12)
= 50,000.00 * (.055-.045) * (42/12) = 1,750.00
Adjusted policy value	= 54,181.21 + 1,750.00 = 55,931.21
Portion of penalty-free amount which is deducted from cumulative earnings	= Cumulative earnings = 4,181.21
Portion of penalty-free amount which is deducted from premium	= 5,000.00 – 4,181.21 = 818.79
Surrender charges	= (50,000.00 – 818.79) * 0.04 = 1,967.25
Net surrender value at middle of policy year 2	= 55,931.21 – 1,967.25 = 53,963.96

Upon full surrender of the policy, the minimum cash value will never be less than that required by the nonforfeiture laws of your state.

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On a partial surrender, Transamerica will pay the policyholder the full amount of surrender requested (as long as the policy value is sufficient). Amounts surrendered will reduce the policy value by an amount equal to:

R - E + SC

R	=	the requested partial surrender;

E	=	the excess interest adjustment; and

SC	=	the surrender charges on (EPW - E); where

EPW	=	the excess partial withdrawal amount.

Example 3 (Partial Surrender, rates increase by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000 (requested withdrawal amount after penalties); middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
10% of premium	= 50,000.00 * .10 = 5,000.00
Penalty free amount at middle of policy year 2	= 5,000.00
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment/surrender charge
S = 20,000 – 4,181.21 = 15,818.79
G = .055
C = .065
M = 42
E = 15,818.79 * (.055 - .065) * (42/12) = -553.66
EPW = 20,000.00 - 5,000.00 = 15,000.00

To receive the full $20,000 partial surrender amount, we must “gross-up” the EPW amount to account for the surrender charges to be deducted. This is done by dividing the EPW by (1 – surrender charge)

New EPW = 15,000/(1 - 0.04) = 15,625.00

SC = 0.04 * (15,625.00 – (-553.66)) = 647.15
Remaining policy value at middle of policy year 2	= 54,181.21 - (R - E + surrender charge)
= 54,181.21 - (20,000.00 - (-553.66) + 647.15) = 32,980.40

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Example 4 (Partial Surrender, rates decrease by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000; middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
10% of premium	= 50,000.00 * .10 = 5,000.00
Penalty free amount at middle of policy year 2	= 5,000.00
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment/surrender charge
S = 20,000 – 4,181.21 = 15,818.79
G = .055
C = .045
M = 42
E = 15,818.79 * (.055 - .045)* (42/12) = 553.66
EPW = 20,000.00 - 5,000.00 = 15,000.00

To receive the full $20,000 partial surrender amount, we must “gross-up” the EPW amount to account for the surrender charges to be deducted. This is done by dividing the EPW by (1 – surrender charge)

New EPW = 15,000/(1 - 0.04) = 15,625.00

SC = 0.04 * (15,625.00 – 553.66) = 602.85
Remaining policy value at middle of policy year 2	= 54,181.21 - (R - E + surrender charge)
= 54,181.21 - (20,000.00 – 553.66 + 602.85) = 34,132.02

Reallocation of Annuity Units After the Annuity Commencement Date

After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in an account or subaccount after a reallocation is less than $10, Transamerica reserves the right to include the value of those annuity units as part of the transfer. The request must be in writing to Transamerica’s administrative and service office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.

After the annuity commencement date, no transfers may be made from the fixed account to the separate account.

Annuity Payment Options

Note: Portions of the following discussion do not apply to annuity payments under the Initial Payment Guarantee. See the “Stabilized Payments” section of this SAI.

During the lifetime of the annuitant and prior to the annuity commencement date, the owner may choose an annuity payment option or change the election, but notice of any election or change of election must be received by

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Transamerica at its administrative and service office at least thirty (30) days prior to the annuity commencement date (elections less than 30 days require prior approval). If no election is made prior to the annuity commencement date, annuity payments will be made using (1) life income with level payments for 10 years certain, using the existing adjusted policy value of the fixed account, or (2) life income with variable payments for 10 years certain, using the existing policy value of the separate account, or (3) a combination of (1) and (2).

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount Transamerica has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells Transamerica in writing and Transamerica agrees.

Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments the tables are based on a 5% effective annual Assumed Investment Return and the “2000 Table”, using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females). The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary.

Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. For regular annuity payments, the adjusted age is the annuitant’s actual age nearest birthday, on the annuity commencement date, adjusted as follows:

Annuity Commencement Date	Adjusted Age
Before 2010	Actual Age
2010-2019	Actual Age minus 1
2020-2026	Actual Age minus 2
2027-2033	Actual Age minus 3
2034-2040	Actual Age minus 4
After 2040	As determined by Transamerica

This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. This amount is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.

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Death Benefit

Adjusted Partial Withdrawal. The amount of your guaranteed minimum death benefit is reduced due to a partial withdrawal by and amount called the adjusted partial withdrawal. The reduction amount depends on the relationship between your death benefit and policy value. The adjusted partial withdrawal is equal to (1) multiplied by (2), where:

(1)	is the gross partial withdrawal amount

(2)	is the adjustment factor = current death proceeds prior to the gross partial withdrawal divided by the policy value prior to the gross partial withdrawal.

The following examples describe the effect of a partial withdrawal on the guaranteed minimum death benefit and policy value.

Example 1

(Assumed Facts for Example)

$75,000	current guaranteed minimum death benefit before partial withdrawal
$50,000	current policy value before partial withdrawal
$75,000	current death proceeds
5%	current surrender charge percentage
$15,000	requested partial withdrawal (requested amount including penalties)
$5,000	surrender charge-free amount (assumes penalty free surrender is available)
$10,000	excess partial withdrawal (amount subject to surrender charge)
$100	excess interest adjustment (assumes interest rates have decreased since initial guarantee)
$495	surrender charge on (excess partial withdrawal less excess interest adjustment) = 0.05* ($10,000 - $100)
$13,395	reduction in policy value due to excess partial withdrawal = $10,000 - $100 + $495
$15,395	total Gross Partial Withdrawal = $5,000 + $10,395
$23,093	adjusted partial withdrawal = ($15,395) * ($75,000) / ($50,000)
$51,907	new guaranteed minimum death benefit (after partial withdrawal) = $75,000 – $23,093
$34,605	new policy value (after partial withdrawal) = $50,000 - $15,395

Summary:
Reduction in guaranteed minimum death benefit	=$	23,093
Reduction in policy value	=$	15,395

Note, guaranteed minimum death benefit is reduced more than the policy value because the guaranteed minimum death benefit was greater than the policy value just prior to the partial withdrawal.

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Example 2

(Assumed Facts for Example)

$50,000	current guaranteed minimum death benefit before partial withdrawal
$75,000	current policy value before partial withdrawal
$75,000	current death proceeds
5%	current surrender charge percentage
$15,000	requested partial withdrawal (requested amount including penalties)
$7,500	surrender charge-free amount (assumes penalty free surrender is available)
$7,500	excess partial withdrawal (amount subject to surrender charge)
$-100	excess interest adjustment (assumes interest rates have increased since initial guarantee)
$380	surrender charge on (excess partial withdrawal less excess interest adjustment) = 0.05*[($7500 - ($-100)]
$7,980	reduction in policy value due to excess partial withdrawal = $7500 - ($-100) + $380 = $7500 + $100 + $380
$15,480	total Gross Partial Withdrawal = $7,500 + $7,980
$15,480	adjusted partial withdrawal = ($15,480) * ($75,000) / ($75,000)
$34,520	new guaranteed minimum death benefit (after partial withdrawal) = $50,000 - $15,480
$59,520	new policy value (after partial withdrawal) = $75,000 - $15,480

Summary:
Reduction in guaranteed minimum death benefit	=$	15,480
Reduction in policy value	=$	15,480

Note, the guaranteed minimum death benefit and policy value are reduced by the same amount because the policy value was higher than the guaranteed minimum death benefit just prior to the partial withdrawal.

Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or a written statement by the attending physician, and any other proof required by Transamerica will constitute due proof of death.

Upon receipt (at our administrative and service office) of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as Transamerica has sufficient information about the beneficiary to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to Transamerica. The beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by Transamerica. Transamerica will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.

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Death of Owner

Federal tax law requires that if any owner (including any joint owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See “Certain Federal Income Tax Consequences” for more information about these rules. Other rules may apply to qualified policies.

Assignment

During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on Transamerica until a copy has been filed at its administrative and service office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. Transamerica assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

Unless you so direct by filing written notice with Transamerica, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary’s creditors.

Ownership under qualified policies is restricted to comply with the Code.

Evidence of Survival

Transamerica reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until Transamerica receives such evidence.

Non-Participating

The policy will not share in Transamerica’s surplus earnings; no dividends will be paid.

Amendments

No change in the policy is valid unless made in writing by Transamerica and approved by one of Transamerica’s officers. No registered representative has authority to change or waive any provision of the policy.

Transamerica reserves the right to amend the policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

Employee and Agent Purchases

The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of Transamerica or its affiliated companies or their immediate family. In such a case, Transamerica may credit an amount equal to a percentage

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of each premium payment to the policy due to lower acquisition costs Transamerica experiences on those purchases. Transamerica may offer certain employer sponsored savings plans, in its discretion, reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which Transamerica is not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.

Present Value of Future Variable Payments

The present value of future variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request, multiplied by (b) the number of payments remaining, discounted using a discount rate.

Stabilized Payments

If you have selected a payout feature that provides for stabilized payments (e.g., the Initial Payment Guarantee), please note that the stabilized payments remain level throughout each year and are adjusted on your policy anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The annuity units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On your policy anniversary we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance of the subaccounts will be increased since more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance of the subaccounts will be decreased because fewer variable annuity units are credited to you.

The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the separate account annual expenses.

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Hypothetical Changes in Annuity Units with Stabilized Payments*

AIR	5.0%
Life & 10 Year Certain
Male aged 65
First Variable Payment	$500

		Beginning Annuity Units	Annuity Unit Values	Monthly Payment Without Stabilization	Monthly Stabilized Payment	Adjustments In Annuity Units	Cumulative Adjusted Annuity Units
At Issue:	January 1	400.0000	1.250000	$500.00	$500.00	0.0000	400.0000
	February 1	400.0000	1.252005	$500.80	$500.00	0.0041	400.0041
	March 1	400.0000	1.252915	$501.17	$500.00	0.0059	400.0100
	April 1	400.0000	1.245595	$498.24	$500.00	(0.0089)	400.0011
	May 1	400.0000	1.244616	$497.85	$500.00	(0.0108)	399.9903
	June 1	400.0000	1.239469	$495.79	$500.00	(0.0212)	399.9691
	July 1	400.0000	1.244217	$497.69	$500.00	(0.0115)	399.9576
	August 1	400.0000	1.237483	$494.99	$500.00	(0.0249)	399.9327
	September 1	400.0000	1.242382	$496.95	$500.00	(0.0150)	399.9177
	October 1	400.0000	1.242382	$496.95	$500.00	(0.0149)	399.9027
	November 1	400.0000	1.249210	$499.68	$500.00	(0.0016)	399.9012
	December 1	400.0000	1.252106	$500.84	$500.00	0.0040	399.9052
	January 1	399.9052	1.255106	$501.92	$501.92	0.0000	399.9052

*	The total separate account expenses included in the calculations is 2.25% (2.25% is a hypothetical figure). If higher expenses were charged, the numbers would be lower.

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts, or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Policy

Diversification Requirements. Section 817(h) of the Code provides that in order for a non-qualified variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations issued under Section 817(h) (Treas. Reg. §1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification

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requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations.

Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although there is little guidance in this area and published guidance does not address certain aspects of the policies, we believe that the owner of a policy should not be treated as the owner of the underlying assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying separate account assets.

Distribution Requirements. The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner’s date of death or be used to provide payments to a designated beneficiary beginning within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if upon such owner’s death prior to the annuity commencement date, such owner’s surviving spouse becomes the sole new owner under the policy, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the person(s) designated by an owner/annuitant and the surviving joint owner is the beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

The following discussion is based on the assumption that the policy qualifies as an annuity contract for federal income tax purposes.

Taxation of Annuities

In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a policy until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value, and in the case of a qualified policy, any portion of an interest in the plan, generally will be treated as a distribution. The taxable portion of a distribution is taxable as ordinary income.

Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified policy held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the policy value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the policy that is not a natural person should discuss these with a competent tax adviser.

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Withholding. The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. For certain qualified policies, the withholding rate varies according to the type of distribution and the owner’s tax status. For qualified policies taxable, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or an employee’s spouse or former spouse as beneficiary or alternate payee) from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the owner chooses a “direct rollover” from the plan to another tax-qualified plan or IRA. Different withholding requirements may apply in the case of non-United States persons.

Qualified Policies. The qualified policy is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If a participant in a Section 401(a) plan is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.

We do not attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must satisfy certain conditions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code ($4,000 for 2007, $5,000 if age 50 or older), except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or partial surrenders must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA.

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Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

The Internal Revenue Service has not reviewed the policy for qualification as an IRA and has not addressed in a ruling of general applicability whether the death benefit options and riders available with the policies comport with IRA qualification requirements.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $114,000 for single filers, $166,000 for married filing jointly, and $10,000 for married filing separately. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is the deductible amount specified in the Code ($4,000 for 2007, $5,000 if age 50 or older). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same as for traditional IRAs.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under Section 403(b). Therefore, employers using the policy in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. These rules may prevent the payment of guaranteed withdrawals under a guaranteed minimum withdrawal benefit prior to age 59 1/2.

Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit

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could be characterized as an incidental benefit, the amount of which is limited in a pension or profit sharing plan. Therefore, employers using the policy in connection with such plans should consult their tax adviser.

Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities, and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a non-governmental Section 457 plan are taxable and are subject to federal income tax withholding as wages.

Taxation of the Company

The Company at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of the Company and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account.

INVESTMENT EXPERIENCE

A “net investment factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.

Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.

Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the administrative and service office or, in the case of the initial premium payment, when the enrollment form is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.

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An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.

The net investment factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a)	is the net result of:

(1)	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus

(2)	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus

(3)	a per share credit or charge for any taxes determined by Transamerica to have resulted during the valuation period from the investment operations of the subaccount;

(b)	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and

(c)	is an amount representing the separate account charge and any optional benefit fees, if applicable.

Illustration of Separate Account Accumulation Unit Value Calculations

(Assumes No Optional Guaranteed Death Benefit)

Formula and Illustration for Determining the Net Investment Factor

Net Investment Factor =	(A + B - C) - E
D

Where: A =	The net asset value of an underlying fund portfolio share as of the end of the current valuation period.
Assume A = $11.57

B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
Assume B = 0

C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.
Assume C = 0

D =	The net asset value of an underlying fund portfolio share at the end of the immediately preceding valuation period.
Assume D = $11.40

E =	The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees. Assume E totals 0.85% on an annual basis; On a daily basis, this equals .0000232.

Then, the net investment factor =	(11.57 + 0 - 0) - .0000232 = Z = 1.0148891
(11.40)

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Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A * B

Where:
A =	The accumulation unit value for the immediately preceding valuation period.
Assume = $X

B =	The net investment factor for the current valuation period.
Assume = Y

Then, the accumulation unit value = $X * Y = $Z

Annuity Unit Value and Annuity Payment Rates

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the annual assumed investment return of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $1 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

(a)	is the variable annuity unit value for the subaccount on the immediately preceding business day;

(b)	is the net investment factor for that subaccount for the valuation period; and

(c)	is the investment result adjustment factor for the valuation period.

The investment result adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

(i)	is the result of:

(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus

(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

(3)	a per share charge or credit for any taxes reserved for, which Transamerica determines to have resulted from the investment operations of the subaccount.

(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.

(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the daily net asset value of a fund share held in that subaccount. (For calculating Initial Payment Guarantee annuity payments, the factor is 1.25% higher at a rate of 2.50%).

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

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The annuity payment rates vary according to the annuity option elected and the sex and adjusted age of the annuitant at the annuity commencement date. The policy also contains a table for determining the adjusted age of the annuitant.

Illustration of Calculations for Annuity Unit Value

and Variable Annuity Payments

Formula and Illustration for Determining Annuity Unit Value

Annuity Unit Value = A * B * C

Where: A =	Annuity unit value for the immediately preceding valuation period.
Assume = $X

B =	Net investment factor for the valuation period for which the annuity unit value is being calculated.
Assume = Y

C =	A factor to neutralize the annual assumed investment return of 5% built into the Annuity Tables used.
Assume = Z

Then, the annuity unit value is:

$X * Y * Z = $Q

Formula and Illustration for Determining Amount of

First Monthly Variable Annuity Payment

First monthly variable annuity payment =	A * B
$1,000

Where: A =	The adjusted policy value as of the annuity commencement date.
Assume = $X

B =	The Annuity purchase rate per $1,000 of adjusted policy value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
Assume = $Y

Then, the first monthly variable annuity payment =	$X * $Y = $Z
1,000

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Formula and Illustration for Determining the Number of Annuity Units

Represented by Each Monthly Variable Annuity Payment

Number of annuity units =	A
B

Where: A =	The dollar amount of the first monthly variable annuity payment.
Assume = $X

B =	The annuity unit value for the valuation date on which the first monthly payment is due.
Assume = $Y

Then, the number of annuity units =	$X = Z
$Y

ADDITIONAL DEATH DISTRIBUTION RIDER — ADDITIONAL INFORMATION

The following example illustrates the Additional Death Distribution additional death benefit payable by the rider as well as the effect of a partial surrender on the Additional Death Distribution benefit amount. The annuitant is less than age 71 on the Rider Date.

Example 1

Policy value on the rider date:	$100,000
Premiums paid after the rider date before surrender:	$25,000
Gross partial surrenders after the rider date:	$30,000
Policy value on date of surrender	$150,000
Rider earnings on date of surrender (policy value on date of surrender – policy value on rider date – premiums paid after rider date + surrenders since rider date that exceeded rider earnings = $150,000 - $100,000 - $25,000 + 0):	$25,000
Amount of surrender that exceeds rider earnings ($30,000 - $25,000):	$5,000
Base policy death benefit on the date of death benefit calculation:	$200,000
Policy value on the date of death benefit calculations	$175,000
Rider earnings (= policy value on date of death benefit calculations – policy value on rider date – premiums since rider date + surrenders since rider date that exceeded rider earnings = $175,000 - $100,000 - $25,000 + $5,000):	$55,000
Additional death benefit amount (= additional death benefit factor * rider earnings = 40%* $55,000):	$22,000
Total death benefit paid (= base policy death benefit plus additional death benefit amount):	$222,000

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Example 2

Policy value on the rider date:	$100,000
Premiums paid after the rider date before surrender:	$0
Gross partial surrenders after the rider date:	$0
Base policy death benefit on the date of death benefit calculation:	$100,000
Policy value on the date of death benefit calculations	$75,000
Rider earnings (= policy value on date of death benefit calculations – policy value on rider date – premiums since rider date + surrenders since rider date that exceeded rider earnings = $75,000 - $100,000 - $0 + $0):	$0
Additional death benefit amount (= additional death benefit factor * rider earnings = 40%* $0):	$0
Total death benefit paid (=base policy death benefit plus additional death benefit amount):	$100,000

ADDITIONAL DEATH DISTRIBUTION+ (“ADD+”) — ADDITIONAL INFORMATIO N

Assume the ADD+ is added to a new policy opened with $100,000 initial premium. The annuitant is less than age 71 on the Rider Date. On the first and second Rider Anniversaries, the Policy Value is $110,000 and $95,000 respectively when the Rider Fees are deducted. The annuitant adds $25,000 premium in the 3rd Rider Year when the Policy Value is equal to $115,000 and then takes a withdrawal of $35,000 during the 4th Rider Year when the Policy Value is equal to $145,000. After 5 years, the Policy Value is equal to $130,000 and the death proceeds is $145,000.

Example 1

Account Value on Rider Date (equals initial policy value since new policy)	$100,000
Additional Death Benefit during first Rider Year	$0
Rider Fee on first Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $110,000)	$605
Additional Death Benefit during 2nd Rider Year (= sum of total Rider Fees paid)	$605
Rider Fee on second Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $95,000)	$522.50
Additional Death Benefit during 3rd Rider Year (= sum of total Rider Fees paid = $605 + $522.50)	$1,127.50
Rider Benefit Base in 3rd Rider Year prior to Premium addition (= Account Value less premiums added since Rider Date = $115,000 – $0)	$115,000
Rider Benefit Base in 3rd Rider Year after Premium addition (= $140,000 - $25,000)	$115,000
Rider Benefit Base in 4th Rider Year prior to withdrawal (= Account Value less premiums added since Rider Date = $145,000 - $25,000)	$120,000
Rider Benefit Base in 4th Rider Year after withdrawal = (Account Value less premiums added since Rider Date =$110,000 - $25,000)	$85,000
Rider Benefit Base (= $130,000 - $25,000)	$105,000
Additional Death Benefit = Rider Benefit Percentage * Rider Benefit Base = 30% * $105,000	$31,500
Total Death Proceeds (= base policy Death Proceeds + Additional Death Benefit Amount = $145,000 + $31,500)	$176,500

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HISTORICAL PERFORMANCE DATA

Money Market Yields

Transamerica may from time to time disclose the current annualized yield of the Transamerica Money Market Subaccount, which invests in the Transamerica Money Market Portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Transamerica Money Market Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the Transamerica Money Market Subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula:

Current Yield = ((NCS * ES)/UV) * (365/7)

Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES	=	Per unit expenses of the subaccount for the 7-day period.

UV	=	The unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a policy, the yield for the Transamerica Money Market Subaccount will be lower than the yield for the Transamerica Money Market Portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular policy. Surrender charges range from 5% to 0% of the amount of premium payments surrendered based on the number of years since the premium payment was made. However, surrender charges will not be assessed after the fifth policy year.

Transamerica may also disclose the effective yield of the Transamerica Money Market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCS – ES)/UV))365/7 – 1

Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES	=	Per unit expenses of the subaccount for the 7-day period.

UV	=	The unit value on the first day of the 7-day period.

The yield on amounts held in the Transamerica Money Market subaccount normally will fluctuate on a daily basis.

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Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Transamerica Money Market subaccount actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Transamerica Money Market portfolio, the types and quality of portfolio securities held by the Transamerica Money Market portfolio and its operating expenses.

Other Subaccount Yields

Transamerica may from time to time advertise or disclose the current annualized yield of one or more of the subaccounts (except the Transamerica Money Market Subaccount) for 30-day periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specific 30-day period. Because the yield is annualized, the yield generated by a subaccount during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the subaccount less subaccount expenses for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, (iii) compounding that yield for a 6-month period, and (iv) multiplying that result by 2. Expenses attributable to the subaccount include (i) the administrative charges and (ii) the mortality and expense risk fee. The 30-day yield is calculated according to the following formula:

Yield = 2 * ((((NI – ES)/(U - UV)) + 1)6 –1)

Where:

NI	=	Net investment income of the subaccount for the 30-day period attributable to the subaccount’s unit.

ES	=	Expenses of the subaccount for the 30-day period.

U	=	The average number of units outstanding.

UV	=	The unit value at the close (highest) of the last day in the 30-day period.

Because of the charges and deductions imposed by the separate account, the yield for a subaccount will be lower than the yield for its corresponding portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular policy. Surrender charges range from 5% to 0% of the amount of premium payments surrendered based on the number of years since the premium payment was made.

The yield on amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The types and quality of its investments and its operating expenses affect a subaccount’s actual yield.

Total Returns

Transamerica may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

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Total returns will be calculated using subaccount unit values which Transamerica calculates on each business day based on the performance of the separate account’s underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

P (1 + T)N = ERV

Where:

T	=	The average annual total return net of subaccount recurring charges.

ERV	=	The ending redeemable value of the hypothetical account at the end of the period.

P	=	A hypothetical initial payment of $1,000.

N	=	The number of years in the period.

Other Performance Data

Transamerica may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the surrender charge percentage will be assumed to be 0%.

Transamerica may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula assuming that the surrender charge percentage will be 0%.

CTR = (ERV / P)-1

Where:

CTR	=	The cumulative total return net of subaccount recurring charges for the period.

ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.

P	=	A hypothetical initial payment of $1,000.

All non-standard performance data will only be advertised if the standard performance data is also disclosed.

Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.

PUBLISHED RATINGS

Transamerica may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Insurance Ratings Services, Moody’s Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect the financial strength of Transamerica. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account.

30

Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance policies in accordance with their terms.

STATE REGULATION OF TRANSAMERICA

Transamerica is subject to the laws of Iowa governing insurance companies and to regulation by the Iowa Division of Insurance. An annual statement in a prescribed form is filed with the Division of Insurance each year covering the operation of Transamerica for the preceding year and its financial condition as of the end of such year. Regulation by the Division of Insurance includes periodic examination to determine Transamerica’s contract liabilities and reserves so that the Division may determine the items are correct. Transamerica’s books and accounts are subject to review by the Division of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, Transamerica is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

ADMINISTRATION

Transamerica performs administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.

RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by Transamerica. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, Transamerica will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments Transamerica sends to you) you may only receive quarterly confirmations.

DISTRIBUTION OF THE POLICIES

We currently offer the policies on a continuous basis. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering.

Effective May 1, 2007, our affiliate Transamerica Capital, Inc. (“TCI”) replaced our affiliate AFSG Securities Corporation (“AFSG”) as principal underwriter for the policies. TCI’s home office is located at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001. TCI also serves as distributor for the policies and, like us, is an indirect, wholly owned subsidiary of AEGON USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of NASD, Inc. TCI is not a member of the Securities Investor Protection Corporation.

The policies are offered to the public through sales representatives of banks and broker-dealers (“selling firms”) that have entered

31

into selling agreements with us and with TCI. TCI compensates these selling firms for their services. Sales representatives are appointed as our insurance agents.

During fiscal years 2006, 2005, and 2004, before TCI replaced AFSG as principal underwriter for the policies, the amount paid to AFSG in connection with all policies sold through the separate account was $3,327,330, $945,361, and $72,584, respectively. AFSG passed through commissions it received to selling firms for their sales and did not retain any portion of them. We and/or our affiliates provide paid-in capital to TCI (and provided paid-in capital to AFSG) and pay for TCI’s (and paid for AFSG’s) operating and other expenses, including overhead, legal and accounting fees.

We and TCI may pay certain selling firms additional cash amounts for: (1) “preferred product” treatment of the policies in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses incurred by them. We and/or TCI may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

VOTING RIGHTS

To the extent required by law, Transamerica will vote the underlying fund portfolios’ shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result Transamerica determines that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.

Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

After the annuity commencement date, the person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person’s number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. Transamerica will solicit voting instructions by sending you, or other persons entitled to vote, written requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received, and shares held by Transamerica in which you, or other persons entitled to vote have no beneficial interest, will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

32

OTHER PRODUCTS

Transamerica makes other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment choices or charges.

CUSTODY OF ASSETS

Transamerica holds assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from Transamerica’s general account assets. Transamerica maintains records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by Transamerica’s fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of Transamerica.

LEGAL MATTERS

Sutherland Asbill & Brennan LLP, of Washington D.C. has provided legal advice to Transamerica relating to certain matters under the federal securities laws.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the Separate Account at December 31, 2006 and for the periods disclosed in the financial statements, and the statutory-basis financial statements and schedules of Transamerica at December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006, appearing herein, have been audited by Ernst & Young LLP, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

OTHER INFORMATION

A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS

The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). The statutory-basis financial statements and schedules of Transamerica Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of Transamerica to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

33

FINANCIAL STATEMENTS AND SCHEDULES – STATUTORY BASIS

Transamerica Life Insurance Company

Years Ended December 31, 2006, 2005, and 2004

Transamerica Life Insurance Company

Financial Statements and Schedules– Statutory Basis

Years Ended December 31, 2006, 2005, and 2004

Report of Independent Registered Public Accounting Firm

The Board of Directors

Transamerica Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Transamerica Life Insurance Company (an indirect wholly owned subsidiary of AEGON N.V.) as of December 31, 2006 and 2005, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2006. Our audit also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles also are described in Note 1. The effects on the financial statement of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Transamerica Life Insurance Company at December 31, 2006 and 2005, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2006.

1

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Life Insurance Company at December 31, 2006 and 2005, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2006, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, in 2006 Transamerica Life Insurance Company changed its accounting for investments in certain low income housing tax credit properties. Also, as discussed in Note 2 to the financial statements, in 2005 Transamerica Life Insurance Company changed its accounting for investment in subsidiary, controlled and affiliated entities as well as its accounting for transfers and servicing of financial assets and extinguishments of liabilities.

/s/ Ernst & Young LLP

March 13, 2007

2

Transamerica Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2006	2005
Admitted assets
Cash and invested assets:
Cash, cash equivalents, and short-term investments	$1,214,965	$326,027
Bonds:
Affiliated entities	501,180	496,081
Unaffiliated	32,103,292	35,355,634
Preferred stocks:
Affiliated entities	1,085	1,085
Unaffiliated	1,689,094	337,338
Common stocks:
Affiliated entities (cost: 2006 - $84,843; 2005 - $84,576)	82,202	74,849
Unaffiliated (cost: 2006 - $366,148; 2005 - $234,927)	393,176	267,414
Mortgage loans on real estate	5,760,667	5,770,723
Real estate:
Home office properties	6,237	6,464
Properties held for production of income	2,466	5,235
Properties held for sale	21,508	22,822
Policy loans	130,144	123,221
Receivable for securities	6,651	13,474
Other invested assets	1,543,092	1,116,749

Total cash and invested assets	43,455,759	43,917,116
Premiums deferred and uncollected	20,444	21,154
Due and accrued investment income	853,244	847,091
Reinsurance balances recoverable	2,914	3,995
Federal and foreign income tax recoverable	—	112,500
Net deferred income tax asset	108,342	116,392
Receivable from parent, subsidiaries, and affiliates	503,881	54,261
Other admitted assets	109,938	192,366
Separate account assets	28,875,013	23,662,198

Total admitted assets	$73,929,535	$68,927,073

3

	December 31
	2006	2005
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$4,040,838	$4,008,767
Annuity	23,038,230	26,901,713
Accident and health	812,961	714,373
Policy and contract claim reserves:
Life	35,143	37,337
Accident and health	39,502	40,207
Liabilities for deposit-type contracts	7,085,285	7,755,652
Other policyholders’ funds	2,646	2,562
Remittances and items not allocated	167,889	104,925
Borrowed money	493,336	8,492
Asset valuation reserve	803,012	663,191
Interest maintenance reserve	159,356	214,962
Commissions and expense allowances payable on reinsurance assumed	—	101
Other liabilities	522,796	423,773
Reinsurance in unauthorized companies	—	17,264
Funds held under coinsurance and other reinsurance treaties	5,950,970	2,293,431
Transfers from separate accounts due or accrued (including $(477,683) and $(457,793) accrued for expense allowances recognized in reserves, net of reinsured allowances)	(482,082)	(443,974)
Federal and foreign income taxes payable (including $50,291 and $– on realized capital gains (losses) at December 31, 2006 and 2005, respectively)	20,923	—
Payable for securities	90,398	104,111
Payable to affiliates	230,656	—
Separate account liabilities	28,874,898	23,662,141

Total liabilities	71,886,757	66,509,028
Capital and surplus:
Common stock, $10 per share par value, 1,000,000 shares authorized, 316,955 issued and outstanding shares	3,170	3,170
Preferred stock, Series A, $10 per share par value, 42,500 shares authorized and issued at December 31, 2006 and 42,500 shares authorized, issued and outstanding at December 31, 2005 (total liquidation value - $58,000); Series B, $10 per share par value, 250,000 shares authorized, 87,755 shares issued and outstanding (total liquidation value - $877,550)	1,302	1,302
Treasury stock, Series A Preferred, $10 per share par value, 42,500 shares	(58,000)	—
Surplus notes	—	575,000
Paid-in surplus	1,437,768	1,437,996
Unassigned surplus	658,538	400,577

Total capital and surplus	2,042,778	2,418,045

Total liabilities and capital and surplus	$73,929,535	$68,927,073

See accompanying notes.

4

Transamerica Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2006	2005	2004
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$392,558	$734,878	$1,192,921
Annuity	4,322,254	4,191,484	4,972,942
Accident and health	194,973	178,855	175,387
Net investment income	2,376,911	2,390,054	2,380,749
Amortization of interest maintenance reserve	21,795	39,488	32,901
Commissions and expense allowances on reinsurance ceded	187,363	105,759	46,349
Consideration for reinsurance recapture	—	—	286,705
Income from fees associated with investment management, administration and contract guarantees for separate accounts	369,936	276,684	250,567
Reserve adjustments on reinsurance ceded	1,234,064	(219,021)	(125,668)
Coinsurance reserve recapture	—	—	643,279
Income from administrative service agreement	42,513	—	—
Other income	51,256	62,744	60,264

	9,193,623	7,760,925	9,916,396
Benefits and expenses:
Benefits paid or provided for:
Life	115,217	118,906	107,082
Accident and Health	113,547	102,075	101,758
Surrender benefits	7,291,738	5,415,085	4,804,754
Other benefits	1,487,689	1,380,601	1,253,141
Increase (decrease) in aggregate reserves for policies and contracts:
Life	32,072	45,992	408,100
Annuity	(3,863,633)	(1,974,994)	639,283
Accident and health	98,588	86,538	97,704

	5,275,218	5,174,203	7,411,822
Insurance expenses:
Commissions	435,419	425,434	447,710
General insurance expenses	253,636	242,493	226,776
Insurance taxes, licenses, and fees	41,256	27,899	39,458
Net transfers to separate accounts	2,417,521	1,365,516	1,022,189
Reinsurance reserve recapture	—	813	293,942
Other expenses	415,693	230,388	194,270

	3,563,525	2,292,543	2,224,345

Total benefits and expenses	8,838,743	7,466,746	9,636,167

Gain from operations before dividends to policyholders, federal income tax expense and net realized capital gains (losses) on investments	354,880	294,179	280,229
Dividends to policyholders	557	455	538

Gain from operations before federal income tax expense and net realized capital gains (losses) on investments	354,323	293,724	279,691
Federal income tax expense	136,412	4,302	78,317

Gain from operations before net realized capital gains (losses) on investments	217,911	289,422	201,374
Net realized capital gains (losses) on investments (net of related federal income taxes and amounts transferred to/from interest maintenance reserve)	114,487	9,223	65,791

Net income	$332,398	$298,645	$267,165

See accompanying notes.

5

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Treasury Stock	Surplus Notes	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at January 1, 2004	$2,235	$425	$—	$575,000	$1,361,793	$536,103	$2,475,556
Net income	—	—	—	—	—	267,165	267,165
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	52,077	52,077
Nonadmit value of reciprocal ownership	—	—	—	—	(65,170)	(53,209)	(118,379)
Change in other nonadmitted assets	—	—	—	—	—	71,576	71,576
Change in asset valuation reserve	—	—	—	—	—	(220,329)	(220,329)
Repayment of surplus in separate accounts	—	—	—	—	—	560	560
Change in provision for reinsurance in unauthorized companies	—	—	—	—	—	(136)	(136)
Change in net deferred income tax asset	—	—	—	—	—	(35,091)	(35,091)
Issuance of common stock in connection with statutory merger	343	—	—	—	—	(343)	—
Capital contribution	—	—	—	—	490,000	—	490,000
Change in reserves on account of change in valuation basis	—	—	—	—	—	1,423	1,423
Reinsurance transactions	—	—	—	—	—	(14,424)	(14,424)
Dividend to stockholder	—	—	—	—	—	(400,000)	(400,000)
Contributed surplus related to stock appreciation rights plan of indirect parent	—	—	—	—	613	—	613

Balance at December 31, 2004	$2,578	$425	$—	$575,000	$1,787,236	$205,372	$2,570,611

6

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Treasury Stock	Surplus Notes	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at December 31, 2004	$2,578	$425	$—	$575,000	$1,787,236	$205,372	$2,570,611
Net income	—	—	—	—	—	298,645	298,645
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	39,668	39,668
Change in other nonadmitted assets	—	—	—	—		(1,718)	(1,718)
Change in asset valuation reserve	—	—	—	—	—	(146,776)	(146,776)
Repayment of surplus in separate accounts	—	—	—	—	—	199	199
Change in provision for reinsurance in unauthorized companies	—	—	—	—	—	(17,011)	(17,011)
Change in net deferred income tax asset	—	—	—	—	—	34,505	34,505
Cumulative effect of change in accounting principle	—	—	—	—	—	(6,668)	(6,668)
Issuance of common stock in connection with statutory merger	592	877	—	—	(1,812)	343	—
Return of capital	—	—	—	—	(348,051)	—	(348,051)
Reinsurance transactions	—	—	—	—	—	(5,982)	(5,982)
Contributed surplus related to stock appreciation rights plan of indirect parent	—	—	—	—	623	—	623

Balance at December 31, 2005	$3,170	$1,302	$—	$575,000	$1,437,996	$400,577	$2,418,045

7

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis (continued)

(Dollars in Thousands)

	Common Stock	Preferred Stock	Treasury Stock	Surplus Notes	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at December 31, 2005	$3,170	$1,302	$—	$575,000	$1,437,996	$400,577	$2,418,045
Cumulative effect of change in accounting principle	—	—	—	—	—	(1,665)	(1,665)
Net income	—	—	—	—	—	332,398	332,398
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	105,010	105,010
Change in net unrealized foreign exchange capital gains/losses, net of tax	—	—	—	—	—	(3,602)	(3,602)
Change in other nonadmitted assets	—	—	—	—	—	(98,040)	(98,041)
Change in asset valuation reserve	—	—	—	—	—	(139,821)	(139,821)
Repayment of surplus in separate accounts	—	—	—	—	—	79	79
Change in provision for reinsurance in unauthorized companies	—	—	—	—	—	17,264	17,264
Change in net deferred income tax asset	—	—	—	—	—	91,021	91,021
Reinsurance transactions	—	—	—	—	—	4,640	4,640
Dividend to stockholders	—	—	—	—	—	(69,803)	(69,803)
Repurchase of Series A preferred stock	—	—	(58,000)	—	—	—	(58,000)
Correction of prior period error	—	—	—	—	—	20,480	20,480
Repayment of surplus notes	—	—	—	(575,000)	—	—	(575,000)
Contributed surplus related to stock appreciation rights plan of indirect parent	—	—	—	—	(228)	—	(228)

Balance at December 31, 2006	$3,170	$1,302	$(58,000)	$—	$1,437,768	$658,538	$2,042,778

See accompanying notes.

8

Transamerica Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2006	2005	2004
Operating activities
Premiums collected, net of reinsurance	$4,910,880	$5,105,476	$6,336,849
Net investment income	2,490,060	2,466,077	2,276,092
Miscellaneous income	1,972,319	259,085	1,143,613
Benefit and loss related payments	(10,395,471)	(7,792,780)	(6,599,811)
Net transfers to separate accounts	(2,326,426)	(1,199,281)	(903,618)
Commissions, expenses paid, and aggregate write-ins for deductions	(1,155,948)	(985,993)	(919,570)
Dividends paid to policyholders	(523)	(584)	(618)
Federal and foreign income taxes paid	(53,236)	(175,128)	(104,543)

Net cash (used in) provided by operating activities	(4,558,345)	(2,323,128)	1,228,394
Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	18,812,848	23,151,411	26,928,308
Common stocks	200,499	83,756	324,400
Preferred stocks	398,977	361,028	454,336
Mortgage loans	1,271,404	1,303,236	679,622
Real estate	7,004	15,683	22,678
Other invested assets	346,990	284,913	416,287
Receivable/payable for securities	66,568	17,374	1,145,717
Miscellaneous proceeds	—	11,490	143,374

Total investment proceeds	21,104,290	25,228,891	30,114,722
Cost of investments acquired:
Bonds	(16,845,468)	(20,643,565)	(28,238,630)
Common stock	(361,184)	(106,718)	(410,614)
Preferred stock	(468,081)	(223,919)	(311,727)
Mortgage loans	(1,266,019)	(1,346,022)	(1,116,443)
Real estate	(2,486)	(303)	(34)
Other invested assets	(609,485)	(396,494)	(521,699)
Receivable/payable for securities	—	(1,346,713)	—
Miscellaneous applications	(13,718)	(5,322)	(44,478)

Total cost of investments acquired	(19,566,441)	(24,069,056)	(30,643,625)
Net increase in policy loans	(6,923)	(6,969)	(11,003)

Net cost of investments acquired	(19,573,364)	(24,076,025)	(30,654,628)

Net cash provided by (used in) investing activities	$1,530,926	$1,152,866	$(539,906)

9

Transamerica Life Insurance Company

Statements of Cash Flow – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2006	2005	2004
Financing and miscellaneous activities
Other cash provided:
Capital and surplus paid in	$—	$—	$490,000
Borrowed funds received	482,624	8,450	—
Net deposits and withdrawals on deposit-type contract funds and other liabilities without life or disability contingencies	542,778	(360,558)	(499,262)
Funds held under reinsurance treaty with unauthorized reinsurers	3,654,695	973,428	637,252
Other sources	(88,152)	(74,352)	(174,360)

Total cash provided	4,591,945	546,968	453,630

Other cash applied:
Dividends paid to stockholders	(42,588)	—	(400,000)
Repurchase of surplus notes	(575,000)	—	—
Repurchase of preferred stock	(58,000)
Capital distribution	—	(348,051)	—

Total other cash applied	(675,588)	(348,051)	(400,000)

Net cash provided by financing and miscellaneous activities	3,916,357	198,917	53,630

Net increase (decrease) in cash, cash equivalents and short-term investments	888,938	(971,345)	742,118
Cash, cash equivalents and short-term investments:
Beginning of year	326,027	1,297,372	555,254

End of year	$1,214,965	$326,027	$1,297,372

Supplemental disclosure of cash flow information for non-cash transactions:
Dividend paid in non-affiliated stock	$27,215	$—	$—

See accompanying notes.

10

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

December 31, 2006

1. Organization and Summary of Significant Accounting Policies

Organization

Transamerica Life Insurance Company (the Company) is a stock life insurance company and is owned by AEGON USA, Inc. (100% of preferred shares) and Transamerica Occidental Life Insurance Company (100% of common shares). AEGON USA, Inc. (AEGON) and Transamerica Occidental Life Insurance Company (TOLIC) are both indirect wholly-owned subsidiaries of AEGON N.V., a holding company organized under the laws of The Netherlands.

On October 1, 2004, the Company completed a merger with Transamerica Assurance Company (TAC), which was a wholly-owned subsidiary of an affiliate, Transamerica Life Insurance and Annuity Company (TALIAC). The merger was accounted for in accordance with Statement of Statutory Accounting Principles (SSAP) No. 68, Business Combinations and Goodwill, as a statutory merger. As such, financial statements for periods prior to the merger were combined and the recorded assets, liabilities, and surplus of TAC were carried forward to the merged company. As a result of the merger, TALIAC was issued 34,295 shares of the Company's common stock.

On October 1, 2005, the Company completed a merger with TALIAC, which was a wholly-owned subsidiary of an affiliate, TOLIC. The merger was accounted for in accordance with SSAP No. 68 as a statutory merger. Prior to the merger of the Company and TALIAC, TALIAC owned 34,295 shares and AEGON USA, Inc. owned 223,500 shares in common stock of the Company. TOLIC owned 100% (25,000 shares) of the outstanding common shares of TALIAC prior to the merger. As a result of the merger, the 34,295 outstanding shares of the Company previously held by TALIAC were retired and considered authorized but unissued stock of the merged entity. AEGON USA, Inc. exchanged its 223,500 common shares of the Company for 87,755 shares of a newly issued Series B non-voting class of preferred stock of the merged entity, shares equivalent in value to that of the common shares previously held. Also in conjunction with the merger, the TALIAC stock was deemed cancelled by operation of law. In exchange for its agreement to merge TALIAC into the Company, TOLIC received 316,955 shares of the merged entity, which was an equivalent fair value of the TALIAC stock that was deemed cancelled. As such, financial statements for periods prior to the merger were combined and the recorded assets, liabilities, and surplus of TALIAC were carried forward to the merged company. Total capital and surplus of the Company was reduced by the value of the Company’s stock held by TALIAC prior to the merger in the amount of $171,482.

11

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Summarized financial information for the Company, TAC, and TALIAC restated for periods prior to the mergers are as follows:

	Nine Months Ended September 30 2005	Period Ended December 31 2004
	Unaudited
Revenues:
Company	$3,371,185	$5,750,848
TAC	—	152,450
TALIAC	2,857,854	4,013,098
Merger elimination	(51,949)	—

As restated	$6,177,090	$9,916,396

Net income (loss):
Company	$72,538	$140,789
TAC	—	(12,013)
TALIAC	158,430	138,389
Merger elimination	(51,949)	—

As restated	$179,019	$267,165

With respect to TAC, the period ended December 31, 2004, reflects revenues and net loss for the period January 1, 2004 through September 30, 2004 (date of merger with the Company).

Nature of Business

The Company sells individual non-participating whole life, endowment, and term contracts, structured settlements, pension products, as well as a broad line of single fixed and flexible premium annuity products and guaranteed interest contracts and funding agreements. In addition, the Company offers group life, universal life, and individual and specialty health coverages. The Company is licensed in 49 states and the District of Columbia, Guam, Puerto Rico, and the US Virgin Islands. Sales of the Company’s products are primarily through the Company’s agents and financial institutions.

12

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or fair value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income for those designated as available-for-sale. Fair value for statutory purposes is based on the price published by the Securities Valuation Office of the NAIC (SVO), if available, whereas fair value for GAAP is based on quoted market prices.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Under GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the fair value. If high credit quality securities are adjusted, the retrospective method is used.

13

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value and the changes in the fair value are recorded as unrealized gains and losses. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of capital and surplus rather than to income as required for fair value hedges.

Derivative instruments are also used in replication transactions. In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated asset. For GAAP, the derivative is reported at fair value with changes in fair value reported in income.

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses on a statutory basis include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

14

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the “interest maintenance reserve” (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

Separate Accounts with Guarantees: Some of the Company’s separate accounts provide policyholders with a guaranteed return. These separate accounts are included in the general account for GAAP due to the nature of the guaranteed return.

Nonadmitted Assets: Certain assets designated as “nonadmitted”, primarily net deferred tax assets, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent that those assets are not impaired.

15

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits expense. Interest on these policies is reflected in other benefits. Under GAAP, for universal life, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values. Under GAAP, for all annuity policies, premiums received, and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: Any reinsurance balance amounts deemed to be uncollectible have been written off through a charge to operations. A liability for reinsurance balances would be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

16

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Deferred Income Taxes: Deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software, and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities. The remaining deferred income tax assets are nonadmitted. Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred income taxes, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in future years, and a valuation allowance is established for deferred income tax assets not realizable.

Surplus Notes: Surplus notes are reported as capital and surplus rather than as liabilities as would be required under GAAP.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies.

Statements of Cash Flow: Cash, cash equivalents, and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year of less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material.

17

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Other significant accounting practices are as follows:

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC (SVO) has ascribed an NAIC designation of a 6), are reported at cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments, except for those with an NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities.

Redeemable preferred stocks that have characteristics of debt securities and are rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or fair value. Nonredeemable preferred stocks are reported at fair value or lower of cost or fair value as determined by the Securities Valuation Office of the NAIC (“SVO”) and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes.

Beginning in 2006, hybrid securities, not classified as debt by the SVO, are reported as preferred stock. Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders. As a result, $1,231,903 of securities previously classified as bonds by the Company have been reclassified as preferred stock as of December 31, 2006. Although the classification has changed, these hybrid securities continue to meet the definition of a bond, in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities and therefore, are reported at amortized cost based upon their NAIC rating. A corresponding reclassification was not made as of December 31, 2005.

Common stocks of unaffiliated companies and mutual funds are carried at fair value as determined by the SVO and the related unrealized capital gains or losses are reported in unassigned surplus along with any adjustment for federal income taxes. Common stocks of affiliated noninsurance companies are carried at the GAAP basis equity in the underlying net assets and the net unrealized capital gains (losses) are reported in unassigned surplus.

18

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

The Company is restricted to trading Primus Guaranty, Ltd., a common stock holding, due to its ownership interest, which would require special securities filings prior to executing any purchase or sale transactions in regard to this security. The carrying amount in Primus, which is carried at fair value, as of December 31, 2006 and 2005 was $64,479 and $72,853, respectively.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines that the impairment is other than temporary; the mortgage loan is written down to realizable value and a realized loss is recognized.

Real estate occupied by the Company is reported at cost less allowances for depreciation. Land is reported at cost. Real estate held for the production of income is reported at depreciated cost net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Depreciation is computed by the straight-line method over the estimated useful lives of the properties.

Policy loans are reported at unpaid principal balances.

The Company has minor ownership interests in joint ventures and limited partnerships. The Company carries these investments based on its interest in the underlying GAAP equity of the investee. The Company recognized impairment write-downs for its investments in joint ventures and limited partnerships in the amount of $2,172, $2,261, and $5,991 during the years ended December 31, 2006, 2005 and 2004, respectively.

As of December 31, 2006, investments in Low Income Housing Tax Credits (LIHTC) Properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company. Prior to December 31, 2006, LIHTC investments were carried at audited GAAP equity.

Other “admitted assets” are valued principally at cost.

19

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common, and nonredeemable preferred stocks are credited or charged directly to unassigned surplus.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 2006 and 2005, the Company excluded investment income due and accrued of $1,299 and $625, respectively, with respect to such practices.

The carrying amounts of all investments are reviewed on an ongoing basis for credit deterioration. If this review indicates a decline in fair value that is other than temporary, the carrying amount of the investment is reduced to its fair value, and a specific writedown is taken. Such reductions in carrying amount are recognized as realized losses on investments.

The Company enters into municipal reverse repurchase agreements for which it requires a minimum of 95% of the fair value of the securities transferred to be maintained as collateral.

For dollar reverse repurchase agreements, the Company receives cash collateral in an amount at least equal to the market value of the securities transferred by the Company in the transaction as of the transaction date. Cash received as collateral will be invested as needed or used for general corporate purposes of the Company.

20

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Derivative Instruments

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally amortized cost, in the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

The Company may hold foreign denominated assets or liabilities and cross currency swaps are utilized to convert the asset or liability to a US denominated security. Cross currency swap agreements are contracts to exchange two principal amounts of two currencies at the prevailing exchange rate at inception of the contract. During the life of the swap, the counterparties exchange fixed or floating rate interest payments in the swapped currencies. At maturity, the principal amounts are again swapped at a pre-determined rate of exchange. Each asset or liability is hedged individually and the terms of the swap must meet the terms of the hedged instrument. For cross currency swaps qualifying for hedge accounting, the premium or discount is amortized into income over the life of the contract and the foreign currency translation adjustment is recorded as unrealized gain/loss in unassigned surplus. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.

The Company issues products providing the customer a return based on the S&P 500 and NASDAQ 1000 indices. The Company uses S&P 500 and NASDAQ 1000 futures and/or options to hedge the liability option risk associated with these products. Futures are marked to market on a daily basis and a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements. Options are marked to fair value in the balance sheet and fair value adjustments are recorded in unassigned surplus.

21

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Capped floating rate commercial mortgage loans and interest rate caps that are designated as hedges and meet hedge accounting rules are carried at amortized cost in the financial statements. A gain or loss upon early termination would be reflected in the IMR similar to the underlying instrument.

The Company may sell products with expected benefit payments extending beyond investment assets currently available in the market. Because assets will have to be purchased in the future to fund future liability cash flows, the Company is exposed to the risk of future investments made at lower yields than what is assumed at the time of pricing. Forward-starting interest rate swaps are utilized to lock-in the current forward rate. The accrual of income for forward-starting interest rate swaps begins at the forward date, rather than at the inception date. These forward-starting swaps meet hedge accounting rules and are carried at cost in the financial statements. Gains and losses realized upon termination of the forward-starting swap are deferred and used to adjust the basis of the asset purchased in the hedged forecasted period. The basis adjustment is then amortized into income as a yield adjustment to the asset over its life.

A replication transaction is a derivative transaction, generally a credit default swap, entered into in conjunction with a cash instrument that is used to reproduce the investment characteristics of an otherwise permissible investment. For replication transactions, generally, a premium is received by the Company on a periodic basis and recognized in investment income. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional of the contract will be made by the Company and recognized as a capital loss. The Company complies with the specific rules established in AVR for replication transactions.

The carrying value of derivative instruments is reflected in either the other invested assets or the other liabilities line within the balance sheet, depending upon the net balance of the derivatives as of the end of the reporting period. As of December 31, 2006 and 2005, derivatives in the amount of $157,037 and $108,923, respectively, were reflected in the other liabilities line within the financial statements.

Aggregate Reserves for Policies and Contracts

Life, annuity and accident, and health benefit reserves are developed by actuarial methods and are determined based on published tables based on statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed cash value, or the amount required by law.

22

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, and 1980 Commissioners’ Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

The Company waives deduction of deferred fractional premiums upon death and refunds portions of premiums beyond the date of death. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification. The Company returns any portion of the final premium beyond the date of death.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined by formula.

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.50 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in Statement of Statutory Accounting Principles (SSAP) No. 50, Classifications and Definitions of Insurance or Managed Care Contracts in Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement option, on a change in fund basis, according to the Commissioners’ Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

23

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the balance sheet date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus and are amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements, and other annuity contracts. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease to the liability balance, and are not reflected as premiums, benefits, or changes in reserve in the statement of operations.

The Company issues funding agreements with well-defined class-based annuity purchase rates defining either specific or maximum purchase rate guarantees. However, these funding agreements are not issued to or for the benefit of an identifiable individual or group of individuals. These contracts are classified as deposit-type contracts in accordance with SSAP No. 50.

24

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Separate Accounts

Separate accounts held by the Company, primarily for individual policyholders as well as for group pension plans, do not have any minimum guarantees, and the investment risks associated with market value changes are borne by the policyholder. The assets in the accounts, carried at estimated fair value, consist of underlying mutual fund shares, common stocks, long-term bonds, and short-term investments.

Certain other separate accounts held by the Company provide a minimum guaranteed return of 3% of the average investment balance to policyholders. The assets consist of long-term bonds and short-term investments which are carried at amortized cost.

Assets held in trust for purchases of variable universal life and variable annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the policyholders and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The investment risks associated with market value changes of the separate accounts are borne entirely by the policyholders except in cases where minimum guarantees exist. The Company received variable contract premiums of $4,875,079, $3,593,932, and $3,133,505 in 2006, 2005, and 2004, respectively. In addition, the Company received $369,936, $276,684, and $250,567 in 2006, 2005, and 2004, respectively, related to fees associated with investment management, administration, and contractual guarantees for separate accounts.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and revenues are recognized over the premium paying periods of the related policies. Consideration received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium revenue.

25

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Stock Option and Stock Appreciation Rights Plans

Prior to 2002 and in 2005 and 2006, AEGON N.V. sponsored a stock option plan for eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to unassigned surplus.

The Company’s employees participate in various stock appreciation rights (SAR) plans issued by the Company’s indirect parent. In accordance with SSAP No. 13, Stock Options and Stock Purchase Plans, the expense related to these plans for the Company’s employees has been charged to the Company, with an offsetting amount credited to paid-in surplus. The Company recorded an expense of $(272), $359, and $613 for the years ended December 31, 2006, 2005, and 2004 respectively. In addition, the Company recorded an adjustment to paid-in surplus for the income tax effect related to these plans over and above the amount reflected in the statement of operations in the amount of $44, $264, and $0 for years ended December 31, 2006, 2005, and 2004 respectively.

Reclassifications

Certain reclassifications have been made to the 2005 and 2004 financial statements to conform to the 2006 presentation.

2. Accounting Changes

Effective January 1, 2006, the Company adopted SSAP No. 93, Accounting for Low Income Housing Tax Credit Property Investments. This statement established statutory accounting principles for investments in federal and certain state sponsored Low Income Housing Tax Credit (LIHTC) properties. SSAP No. 93 states that LIHTC investments shall be initially recorded at cost and amortized based on the proportion of tax benefits received in the current year to the total estimated tax benefits to be allocated to the investor. Prior to 2006, the Company’s investments in LIHTC investments were reported in accordance with SSAP No. 48 and SSAP No. 88 and carried at audited GAAP equity. The cumulative effect is the difference between the audited

26

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

2. Accounting Changes (continued)

GAAP equity amount at December 31, 2005 and the amortized cost assuming the new accounting principles had been applied retroactively for prior periods. As a result of the change, the Company reported a cumulative effect of a change of accounting principle that reduced unassigned surplus by $1,665 at January 1, 2006.

Effective January 1, 2005, the Company adopted SSAP No. 88, Investments in Subsidiary, Controlled, and Affiliated Entities (SCA entities). According to SSAP No. 88, noninsurance subsidiaries are carried at audited GAAP equity. Prior to 2005, the Company’s investments in noninsurance subsidiaries were reported in accordance with SSAP No. 46, Investments in Subsidiary, Controlled, and Affiliated Entities, and carried at statutory equity. The cumulative effect is the difference between the amount of capital and surplus that would have been reported on January 1, 2005 if the new accounting principle had been applied retroactively for prior periods. As a result of the change, the Company reported a cumulative effect of a change of accounting principle that reduced unassigned surplus by $6,668 at January 1, 2005.

Effective January 1, 2005, the Company adopted SSAP No. 91, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. SSAP No. 91 addresses, among other things, the criteria that must be met in order to account for certain asset transfers as sales rather than collateralized borrowings. Transfers impacted by SSAP No. 91 that the Company engages in include securities lending, repurchase and reverse repurchase agreements and dollar reverse repurchase agreements. In accordance with SSAP No. 91, if specific criteria are met, reverse repurchase agreements and dollar reverse repurchase agreements are accounted for as collateralized borrowings, and repurchase agreements are accounted for as collateralized lending. The cumulative effect of the adoption of this SSAP is the difference between the amount of capital and surplus that would have been reported on January 1, 2005 if the new accounting principle had been applied retroactively for prior periods. This change of accounting principle had no impact on unassigned surplus as of January 1, 2005.

During 2006, the Company discovered that the Interest Maintenance Reserve (IMR) incorrectly included interest-related realized gains and losses associated with specific assets supporting a block of business in which the policyholders were being credited the daily return on such investments. As a result, the IMR balance was overstated by $20,480 as of and for the year ended 2005. The current year financials reflect a reduction in the IMR balance with an offset to unassigned surplus to correct this error.

27

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

3. Capital and Surplus

As of December 31, 2005 the Company had 42,500 non-voting Series A shares and 87,755 non-voting Series B shares of preferred stock outstanding that were owned by AEGON. On December 26, 2006, the Company repurchased its Series A preferred shares for $58,000, which is reflected as treasury stock as of December 31, 2006. The par value of each class of preferred stock is $10 per share and the liquidation value of Series A is $1,365 per share and Series B is $10,000 per share. The per share liquidation values shall be adjusted proportionally to reflect any resulting increase or decrease in the number of outstanding shares of preferred stock. Holders of the Series A preferred shares shall be entitled to receive dividends equal to the amount of income generated from a segregated pool of assets, including cash, cash equivalents, mortgages, and debt securities and these dividends are cumulative in nature. Holders of the Series B preferred shares shall be entitled to receive dividends equal to the rate of six percent of the issue price of the Series B preferred Stock. Holders of both series of preferred stock have no right to cause mandatory or optional redemption of the shares. As of December 31, 2006 and 2005, cumulative unpaid dividends relating to the preferred shares were $23,828 and $13,729, respectively.

The Company paid a preferred stock dividend of $42,588 to its Series A and Series B preferred shareholder, AEGON USA, Inc., on December 26, 2006. On October 23, 2006, the Company paid a preferred stock dividend to AEGON USA, Inc. through a transfer of a non-affiliated investment in common stock with a fair value of $27,215. The Company did not pay a common stock dividend to its parent company during 2006 or 2005. During 2004, Transamerica Life Insurance and Annuity Company, which merged into the Company on October 1, 2005, paid $400,000 to its parent company, Transamerica Occidental Life Insurance Company. On September 29, 2005, the Company distributed $338,551 to its parent company of record on that date, AEGON USA, Inc, a return of additional paid-in capital. In addition, the Company distributed $9,500 as a return of additional paid-in capital to its preferred shareholder, AEGON USA, Inc., on September 29, 2005.

As of December 31, 2005, the Company had surplus notes outstanding in the amount of $575,000 with AEGON USA, Inc. These notes were due 20 years from the date of issuance and were subordinate and junior in right of payment to all obligations and liabilities of the Company. In the event of liquidation of the Company, the holders of the issued and outstanding preferred stock were entitled to priority only with respect to accumulated but unpaid dividends before the holder of the surplus notes and full payment of the surplus notes were made before the holders of common stock became entitled to any distribution of the remaining assets of the Company. On December 19, 2006, the Company repaid the surplus notes with approval from the Iowa Insurance Division.

28

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

3. Capital and Surplus (continued)

Additional information related to the surplus notes at December 31, 2006 and 2005, are as follows:

December 31, 2006
Date Issued	Interest Rate	Original Amount of Notes	Balance Out- standing at End of Year	Interest Paid Current Year	Total Interest Paid	Accrued Interest
September 30, 2002	6.0%	$275,000	$—	$15,996	$65,496	$—
December 30, 2002	6.0	300,000	—	17,450	67,000	—

Total		$575,000	$—	$33,446	$132,496	$—

December 31, 2005
Date Issued	Interest Rate	Original Amount of Notes	Balance Out- standing at End of Year	Interest Paid Current Year	Total Interest Paid	Accrued Interest
September 30, 2002	6.0%	$275,000	$275,000	$16,500	$49,500	$4,125
December 30, 2002	6.0	300,000	300,000	18,000	49,550	4,500

Total		$575,000	$575,000	$34,500	$99,050	$8,625

Life/health insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2006, the Company meets the RBC requirements.

4. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash, cash equivalents, and short-term investments: The carrying amounts reported in the statutory-basis balance sheet for these instruments approximate their fair values.

Investment securities: Fair values for investment securities are based on unit prices published by the SVO or, in the absence of SVO published unit prices or when amortized cost is used by the SVO as the unit price, quoted market prices by other third party organizations, where available.

29

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

4. Fair Values of Financial Instruments (continued)

For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit, and maturity of the investments. For equity securities that are not actively traded, estimated fair values are based on values of issues of comparable yield and quality.

Mortgage loans on real estate and policy loans: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions, and the risk characteristics of the loans. The fair value of policy loans is assumed to equal their carrying amount.

Interest rate caps and swaps: Estimated fair value of interest rate caps are based upon the quoted market price at the balance sheet date. Estimated fair value of swaps, including interest rate and currency swaps, are based upon the pricing differential for similar swap agreements.

Credit default swaps: Estimated fair value of credit default swaps are based upon the pricing differential for similar swap agreements.

Receivable from or payable to parents, subsidiaries, and affiliates: The fair values for short-term notes receivable from and payable to affiliates are assumed to equal their carrying amount.

Separate accounts: The fair value of separate account assets are based on quoted market prices. The fair value of separate account annuity liabilities approximate the market value of the separate account assets less a provision for the present value of future profits related to the underlying contracts.

Investment contracts: Fair values for the Company’s liabilities under investment-type insurance contracts, which include guaranteed interest contracts and funding agreements, are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Surplus notes and borrowed money: Fair values for surplus notes and borrowed money are estimated using discounted cash flow analyses based on the Company’s current incremental borrowing rate for similar types of borrowing arrangements.

30

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

4. Fair Values of Financial Instruments (continued)

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company’s financial instruments:

	December 31
	2006		2005
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Admitted assets
Cash, cash equivalents, and short-term investments	$1,214,965	$1,214,965	$326,027	$326,027
Unaffiliated bonds	32,103,292	32,462,380	35,355,634	36,054,870
Unaffiliated preferred stocks	1,689,094	1,773,025	337,338	387,135
Unaffiliated common stocks	393,176	393,176	267,414	267,414
Mortgage loans on real estate	5,760,667	5,863,158	5,770,723	5,957,887
Policy loans	130,144	130,144	123,221	123,221
Interest rate caps	10,793	10,793	25,728	25,728
Swaps	(167,913)	348,111	(134,522)	206,623
Receivable from parents, subsidiaries, and affiliates	503,881	503,881	54,261	54,261
Separate account assets	28,875,013	28,875,013	23,662,198	23,662,198
Liabilities
Investment contract liabilities	29,617,295	30,115,504	31,328,893	31,505,905
Borrowed money	493,336	493,336	8,492	8,492
Surplus notes	—	—	575,000	575,000
Separate account annuity liabilities	22,890,368	22,890,368	20,215,086	20,215,643

31

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments

The carrying amounts and estimated fair values of non-affiliated investments in bonds and preferred stocks were as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses Less Than 12 Months	Gross Unrealized Losses 12 Months or More	Estimated Fair Value
December 31, 2006
Bonds:
United States Government and agencies	$423,901	$2,140	$876	$5,701	$419,464
State, municipal, and other government	684,807	61,035	1,710	10,418	733,714
Public utilities	2,159,941	85,344	3,766	20,344	2,221,175
Industrial and miscellaneous	18,867,823	549,897	47,310	211,195	19,159,214
Mortgage and other asset-backed securities	9,966,820	46,050	9,222	74,836	9,928,813

	32,103,292	744,466	62,884	322,494	32,462,380
Unaffiliated preferred stocks	1,689,094	94,679	2,098	8,650	1,773,025

	$33,792,386	$839,145	$64,982	$331,144	$34,235,405

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses Less Than 12 Months	Gross Unrealized Losses 12 Months or More	Estimated Fair Value
December 31, 2005
Bonds:
United States Government and agencies	$467,041	$2,503	$1,377	$4,954	$463,213
State, municipal, and other government	729,272	76,529	10,322	8,152	787,326
Public utilities	2,393,792	137,486	13,895	5,964	2,511,419
Industrial and miscellaneous	22,146,828	858,567	181,175	79,549	22,744,672
Mortgage and other asset-backed securities	9,618,701	52,048	62,704	59,805	9,548,240

	35,355,634	1,127,133	269,473	158,424	36,054,870
Unaffiliated preferred stocks	337,338	52,580	1,780	1,003	387,135

	$35,692,972	$1,179,713	$271,253	$159,427	$36,442,005

The Company held bonds and preferred stock at December 31, 2006 and 2005 with a carrying value of $44,139 and $61,497, respectively, and amortized cost of $56,799 and $83,913, respectively, that have an NAIC rating of 6 and which are not considered to be other than temporarily impaired. These securities are carried at the lower of amortized cost or fair value, and any write-down to fair value has been recorded directly to unassigned surplus.

32

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

At December 31, 2006 and 2005, respectively, for securities that have been in a continuous loss position for greater than or equal to twelve months, the Company held 1,502 and 623 securities with a carrying amount of $11,033,069 and $4,015,779 and an unrealized loss of $331,144 and $159,427 with an average price of 97.0 and 95.8 (NAIC market value/amortized cost). Of this portfolio, 94.4% and 92.8% were investment grade with associated unrealized losses of $291,095 and $134,004, respectively.

At December 31, 2006 and 2005, respectively, for securities in an unrealized loss position less than twelve months, the Company held 808 and 1,663 securities with a carrying amount of $5,751,378 and $12,911,044 and an unrealized loss of $64,982 and $271,253 with an average price of 46.7 and 97.8 (NAIC market value/amortized cost). Of this portfolio, 96.8% and 93.7% were investment grade with associated unrealized losses of $52,315 and $232,159, respectively.

The Company closely monitors below investment grade holdings and those investment grade issuers and industry sectors where the Company has concerns. The Company also regularly monitors industry sectors. Securities in unrealized loss positions that are considered other than temporary are written down to fair value. The Company considers relevant facts and circumstances in evaluating whether the impairment is other than temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in effect at the date of acquisition; and (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount. Additionally, financial condition, near term prospects of the issuer, nationally recognized credit rating changes, and cash flow trends and underlying levels of collateral, for asset-backed securities only, are monitored. The Company will record a charge to the statement of operations to the extent that these securities are subsequently determined to be other than temporarily impaired.

33

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

The estimated fair value of bonds, common stocks and preferred stocks with gross unrealized losses at December 31, 2006 and 2005 is as follows:

	Losses Less Than 12 Months	Losses 12 Months or More	Total
December 31, 2006
Bonds:
United States Government and agencies	$101,985	$203,936	$305,921
State, municipal and other government	107,264	103,700	210,964
Public utilities	325,631	618,315	943,946
Industrial and miscellaneous	3,082,806	6,373,498	9,456,304
Mortgage and other asset-backed securities	1,890,306	3,081,179	4,971,485

	5,507,992	10,380,628	15,888,620
Unaffiliated preferred stocks	178,404	321,295	499,699
Unaffiliated common stocks	75,770	—	75,770

	$5,762,166	$10,701,923	$16,464,089

	Losses Less Than 12 Months	Losses 12 Months or More	Total
December 31, 2005
Bonds:
United States Government and agencies	$141,244	$170,403	$311,647
State, municipal and other government	60,165	97,138	157,303
Public utilities	143,598	704,324	847,922
Industrial and miscellaneous	1,978,492	7,468,676	9,447,168
Mortgage and other asset-backed securities	1,345,999	4,120,924	5,466,923

	3,669,498	12,561,465	16,230,963
Unaffiliated preferred stocks	20,355	60,503	80,858
Unaffiliated common stocks	1,367	48,206	49,573

	$3,691,220	$12,670,174	$16,361,394

34

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

The carrying amounts and estimated fair values of bonds at December 31, 2006, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying Amount	Estimated Fair Value
Due in one year or less	$1,586,577	$1,582,428
Due after one year through five years	9,831,426	9,904,018
Due after five years through ten years	6,486,057	6,523,777
Due after ten years	4,232,412	4,523,344

	22,136,472	22,533,567
Mortgage and other asset-backed securities	9,966,820	9,928,813

	$32,103,292	$32,462,380

A detail of net investment income is presented below:

	Year Ended December 31
	2006	2005	2004
Bonds	$1,908,966	$2,054,492	$2,042,322
Preferred stock	89,786	23,293	32,211
Common stock	5,404	3,688	3,057
Mortgage loans	389,683	383,849	349,988
Real estate	4,238	4,871	6,625
Policy loans	8,501	9,277	6,903
Derivatives	(6,687)	(29,658)	(8,508)
Cash, cash equivalents, and short-term investments	24,043	12,461	12,468
Other	68,733	65,023	42,405

Gross investment income	2,492,667	2,527,296	2,487,471
Less investment expenses	(115,756)	(137,242)	(106,722)

Net investment income	$2,376,911	$2,390,054	$2,380,749

35

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

Proceeds from sales and maturities of bonds and preferred stocks and related gross realized gains and losses were as follows:

	Year Ended December 31
	2006	2005	2004
Proceeds	$20,443,729	$23,512,439	$27,382,644

Gross realized gains	$251,133	$291,791	$377,571
Gross realized losses	(215,545)	(203,370)	(170,327)

Net realized gains	$35,588	$88,421	$207,244

Gross realized losses for the years ended December 31, 2006, 2005, and 2004 include $21,993, $42,184, and $41,722, respectively, which relates to losses recognized on other than temporary declines in market value of debt securities.

At December 31, 2006, investments with an aggregate carrying value of $53,428 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

Net realized capital gains/losses on investments and change in net unrealized capital gains/losses on investments are summarized below:

	Realized
	Year Ended December 31
	2006	2005	2004
Bonds	$(758)	$97,640	$156,899
Preferred stocks	36,370	(9,219)	50,345
Common stocks	(1,982)	(4,465)	9,300
Mortgage loans on real estate	385	(3,054)	(12,719)
Real estate	515	2,538	6,320
Short-term investments	(5)	(7)	2,113
Derivatives	6,275	(27,493)	(37,464)
Other invested assets	110,648	69,851	40,595

	151,448	125,791	215,389
Tax effect	(50,291)	(53,227)	(50,818)
Transfer to interest maintenance reserve	13,330	(63,341)	(98,780)

Net realized capital gains on investments	$114,487	$9,223	$65,791

36

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

	Change in Unrealized
	Year Ended December 31
	2006	2005	2004
Bonds	$13,177	$(112,374)	$54,762
Preferred stocks	45,805	1,816	8,029
Common stocks	(5,460)	5,085	14,629
Affiliated entities	7,086	2,619	57,132
Other invested assets	116,799	58,498	(33,808)
Derivative instruments	(59,193)	88,809	(40,228)

Change in net unrealized capital gains/losses	$118,214	$44,453	$60,516

Gross unrealized gains and gross unrealized losses on unaffiliated common stocks are as follows:

	December 31
	2006	2005
Unrealized gains	$34,180	$35,911
Unrealized losses	(7,153)	(3,424)

Net unrealized gains	$27,027	$32,487

During 2006, the Company issued mortgage loans with interest rates ranging from 5.09% to 7.60% for commercial loans and 6.65% to 8.14% for agricultural loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 86%. Mortgage loans with a carrying amount of $23 were non-income producing for the previous 180 days. Accrued interest of $4 and $157 related to these mortgage loans was excluded from investment income at December 31, 2006 and 2005, respectively. The Company has a mortgage or deed of trust on the property thereby creating a lien which gives it the right to take possession of the property (among other things) if the borrower fails to perform according to the terms of the loan documents. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

At December 31, 2005, the carry amounts of impaired loans with a related allowance for credit losses were $105 with associated allowances of $104. There were no impaired mortgage loans with a related allowance for credit losses as of December 31, 2006. There were also no impaired mortgage loans held without an allowance for credit losses as of December 31, 2006 or 2005. The average recorded investment in impaired loans during 2006 and 2005 was $17 and $4,766, respectively.

37

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on nonperforming loans generally is recognized on a cash basis. The Company recognized interest income on impaired loans of $110 and $3,077 for years ended December 31, 2005 and 2004, respectively. Interest income in the amount of $126 and $5,672 was recognized on a cash basis for years ended December 31, 2005 and 2004, respectively. There was no interest income on impaired loans recognized nor was there any interest income recognized on a cash basis for the year ended December 31, 2006.

The following table provides a reconciliation of the beginning and ending balances for the allowance for credit losses on mortgage loans:

	Year Ended December 31
	2006	2005	2004
Balance at beginning of period	$104	$8,184	$8,363
Additions, net charged to operations	—	838	13,234
Reduction due to write-downs charged against the allowance	104	7,612	6,300
Recoveries in amounts previously charged off	—	1,306	7,113

Balance at end of period	$—	$104	$8,184

At December 31, 2006 and 2005, the Company had recorded investments in restructured securities of $9,644 and $15,354, respectively. The capital gains taken as a direct result of restructures in 2006 were $4,198. There were no capital gains taken as a direct result of restructures in 2005. The Company often has impaired a security prior to the restructure date. These impairments are not included in the calculation of restructure related losses and are accounted for as a realized loss, reducing the cost basis of the security involved.

At December 31, 2006 and 2005, the Company had no loans for which impairments have been recognized in accordance with SSAP No. 36, Troubled Debt Restructuring. There were no realized losses during the years ended December 31, 2006 and 2005 related to such restructurings. There are no commitments to lend additional funds to debtors owing receivables.

38

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

At December 31, 2006 and 2005, the Company held a mortgage loan loss reserve in the AVR of $172,414 and $143,121, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution			Property-Type Distribution
	December 31			December 31
	2006	2005		2006	2005
South Atlantic	22%	23%	Office	35%	36%
Pacific	21	21	Industrial	21	20
Mountain	17	17	Apartment	19	19
Middle Atlantic	15	12	Retail	16	18
E. North Central	10	13	Other	4	4
W. North Central	5	7	Agriculture	4	2
W. South Central	5	3	Medical	1	1
E. South Central	3	2
New England	2	2

For the year ending December 31, 2006, the Company has seven Low Income Housing Tax Credits. The remaining years of unexpired tax credits ranged from one to twelve and none of the properties were subject to regulatory review. The length of time remaining for holding periods ranged from five to eighteen years. The amount of contingent equity commitments expected to be paid during the years 2007 to 2008 is $3,361. There were no impairment losses, write-downs, or reclassifications during the year related to any of these credits.

The Company uses interest rate swaps to reduce market risk in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. An interest rate swap is an arrangement whereby two parties (counterparties) enter into an agreement to exchange periodic interest payments. The dollar amount the counterparties pay each other is an agreed-upon period interest rate multiplied by an underlying notional amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. The Company also uses cross currency swaps to reduce market risk in foreign currencies and to alter exchange exposure arising from mismatches between assets and liabilities. A notional currency exchange occurs at the beginning and end of the contract. During the life of the swap, the counterparties exchange fixed or floating interest payments in its swapped currency. All swap transactions are entered into pursuant to master agreements providing for a single net payment to be made by one counterparty at each due date.

39

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

The maximum term over which the Company is hedging its exposure to the variability of future cash flows is approximately 29 years for forecasted hedge transactions. For forecasted hedge transactions, the deferred gain (loss) is recognized in income as the purchased asset affects income. If the forecasted transaction no longer qualifies for hedge accounting or if the forecasted transaction is no longer probable, the forward-starting swap will cease to be valued at amortized cost and will be marked to fair value through surplus. For the year ended December 31, 2006, none of the Company’s cash flow hedges has been discontinued, as it was probable that the original forecasted transactions would occur by the end of the originally specified time period documented at inception of the hedging relationship.

For the years ended December 31, 2006 and 2005, the Company has recorded $(27,316) and $(16,971), respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus as an unrealized loss. The Company did not recognize any unrealized gains or losses during 2006 or 2005 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

An interest rate floor provides a receipt of payments in the event interest rates fall below the strike rates in the contract. An interest rate floor is designed to generate cash flows to offset lower cash flows received on assets during low interest rate environments. The Company pays a single premium at the beginning of the contract. These interest rate floors are marked to fair value in the balance sheet and the fair value adjustment is recorded in capital and surplus.

40

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

The Company replicates investment grade corporate bonds by combining a AAA rated security as a cash component with a credit default swap which, in effect, converts the high quality asset to a lower rated investment grade asset. Using the swap market to replicate credit enables the Company to enhance the relative values while having the ability to execute larger transactions in a shortened time frame. At December 31, 2006 and 2005, the Company had replicated assets with a fair value of $170,856 and $257,592, respectively, and credit default swaps with a fair value of $1,128 and $655, respectively. During the years ended December 31, 2006, 2005, and 2004, the Company did not recognize any capital losses related to replication transactions.

The Company is exposed to credit related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparty to fail to meet their obligations given their high credit rating of ‘A’ or better. The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, then the Company is required to post assets instead. As of December 31, 2006, the fair value of all contracts, aggregated at a counterparty level, with a positive and negative fair value amounted to $479,107 and $120,120, respectively.

At December 31, 2006 and 2005, the Company’s outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	2006	2005
Derivative securities:
Interest rate and currency swaps:
Receive fixed – pay floating	$6,156,247	$6,049,495
Receive floating – pay fixed	6,860,032	5,177,710
Receive fixed – pay fixed	107,148	—
Receive floating (uncapped) – pay floating (capped)	4,093,896	2,252,501
Interest rate cap agreement	4,521,900	4,503,253
Interest rate floor agreements	59,200	—

41

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

6. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums earned reflect the following reinsurance assumed and ceded amounts:

	Year Ended December 31
	2006	2005	2004
Direct premiums	$7,282,848	$6,263,720	$6,613,440
Reinsurance assumed – non affiliates	4,025	4,151	4,135
Reinsurance assumed – affiliates	229,506	118,163	606,996
Reinsurance ceded – non affiliates	(99,068)	(143,292)	(154,630)
Reinsurance ceded – affiliates	(2,507,526)	(1,137,525)	(728,691)

Net premiums earned	$4,909,785	$5,105,217	$6,341,250

The Company received reinsurance recoveries in the amount of $266,434, $207,157, and $246,616, during 2006, 2005, and 2004, respectively. At December 31, 2006 and 2005, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $12,977 and $13,626, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2006 and 2005 of $8,260,587 and $2,954,515, respectively.

The net amount of the reduction in surplus at December 31, 2006 if all reinsurance agreements were cancelled is $15,022.

At December 31, 2006 and 2005, amounts recoverable from unaffiliated unauthorized reinsurers of $1,034 and $1,497, respectively, and reserve credits for reinsurance ceded of $25,221 and $28,971, respectively were associated with a single reinsurer and its affiliates. The Company holds collateral under these reinsurance agreements in the form of trust agreements totaling $27,616 and $32,063 at December 31, 2006 and 2005, respectively, that can be drawn on for amounts that remain unpaid for more than 120 days.

42

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

6. Reinsurance (continued)

During 2001, the Company entered into a reinsurance transaction with an unaffiliated company to cede certain annuity benefits on an inforce group of contracts. The gain from this transaction of $13,674 was credited directly to unassigned surplus. During 2006, 2005, and 2004, $1,403, $1,437, and $1,480, respectively, of the initial gain were amortized into earnings, with a corresponding charge to unassigned surplus.

During 2001, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd. (TIRE), an affiliate of the Company. Under the terms of this transaction, the Company ceded certain traditional life insurance contracts. The net of tax impact from the cession of inforce business was $33,042, which was credited directly to unassigned surplus. During 2006, 2005, and 2004, the Company has amortized $3,304 per year into earnings with a corresponding charge to unassigned surplus. The Company has a liability for funds held under reinsurance of $585,938 and $625,459 at December 31, 2006 and December 31, 2005, respectively.

During 2003, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd, an affiliate. Under the terms of this transaction, the Company ceded the obligations and benefits related to certain life insurance contracts. The difference between the consideration paid of $2,608 and the reserve credit taken of $6,188 was credited directly to unassigned surplus on a net of tax basis. Subsequent to the initial gain, the Company has amortized $247, $256, and $266 into earnings during 2006, 2005, and 2004, respectively, with a corresponding charge to unassigned surplus. The Company holds collateral in the form of letters of credit of $2,000.

During 2003, the Company entered into an indemnity reinsurance agreement in which the Company agreed to cede the obligations and benefits related to certain fixed annuity contracts on a coinsurance and modified coinsurance basis. The Company received a ceding commission of $13,386 at the inception of the contract. In addition, the Company released the IMR liability of $12,906 related to the assets backing the ceded contracts because the future investment experience to be transferred to the assuming company will be without adjustment of the IMR that existed at the date of the initial transaction. During 2006, 2005, and 2004, the Company has amortized $2,632, $985, and $6,979, respectively, of the initial gain into earnings with a corresponding charge to unassigned surplus.

43

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

6. Reinsurance (continued)

During 2004, the Company entered into a reinsurance transaction to cede the new production of certain fixed annuity contracts to Transamerica International Re (Ireland) Ltd, an affiliate of the Company, on a funds withheld basis. The Company ceded premiums of $803,793, $861,776, and $677,733 during 2006, 2005, and 2004, respectively, and has taken a reserve credit of $2,111,108 and $1,419,368 at December 31, 2006 and 2005, respectively. The Company has a liability for funds held under reinsurance of $2,058,100 and $1,364,943 at December 31, 2006 and December 31, 2005, respectively. The consummation of this treaty caused no initial gain or loss.

On July 1, 2004, the Company recaptured business it had previously ceded to TOLIC. The Company received $286,705 as consideration for this recapture, which has been included in the Company’s statement of operations. The change in reserves of $293,942 related to the recapture has been reported in the statement of operations.

On October 1, 2004, the Company recaptured business it had previously ceded under a reinsurance treaty with First AUSA Life Insurance Company, an affiliate. The Company received $643,279 as consideration for this recapture, which has been included in the Company’s statement of operations. The change in reserves of $643,279 related to the recapture has been reported in the statement of operations as an increase in reserves.

During 2006, the Company entered into a reinsurance agreement with Transamerica Ireland Reinsurance, an affiliate, to retrocede an inforce block of universal life business. The initial commission expense allowance received of $148,162 less ceded reserves of $169,062 resulted in an initial transaction gain of $20,900 pre-tax ($13,585 net of tax). The net of tax gain was reclassified to unassigned surplus. During 2006, the Company amortized $1,359 into earnings with a corresponding charge to unassigned surplus.

44

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

7. Income Taxes

The main components of net deferred income taxes are as follows:

	December 31
	2006	2005
Deferred income tax assets:
Guaranty funds	$6,350	$6,156
Non-admitted assets	6,959	2,813
807(f) assets	6,042	8,195
Partnerships	33,185	—
Tax basis deferred acquisition costs	242,335	212,840
Reserves	103,702	100,065
Unrealized capital losses	44,330	65,081
Derivatives	36,455	60,941
Deferred intercompany losses	11,042	1,918
Other	7,690	6,798

Total deferred income tax assets	498,090	464,807
Nonadmitted deferred tax assets	251,610	169,345

Admitted deferred tax assets	246,480	295,462
Deferred income tax liabilities:
Unrealized capital gains	112,838	140,564
807(f) liability	6,742	4,182
Accrued dividends	3,561	4,447
Deferred intercompany gains	13,724	11,524
Partnerships	—	17,745
Other	1,273	608

Total deferred income tax liabilities	138,138	179,070

Net admitted deferred tax asset	$108,342	$116,392

45

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

7. Income Taxes (continued)

The change in net deferred income tax assets and deferred income tax assets are as follows:

	December 31
	2006	2005	Change
Total deferred tax assets	$498,090	$464,807	$33,283
Total deferred tax liabilities	138,138	179,070	40,932

Net deferred tax asset	$359,952	$285,737	74,215

Tax effect of unrealized gains (losses)			16,806

Change in net deferred income tax			$91,021

	December 31
	2005	2004	Change
Total deferred tax assets	$464,807	$410,825	$53,982
Total deferred tax liabilities	179,070	154,808	(24,262)

Net deferred tax asset	$285,737	$256,017	29,720

Tax effect of unrealized gains (losses)			4,785

Change in net deferred income tax			$34,505

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income tax expense and net realized capital gains (losses) on investments for the following reasons:

46

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

7. Income Taxes (continued)

	Year Ended December 31
	2006	2005	2004
Income tax computed at federal statutory rate (35%)	$124,013	$102,803	$97,892
Deferred acquisition costs – tax basis	28,780	3,237	14,810
Depreciation	—	—	53
Dividends received deduction	(22,343)	(22,887)	(8,511)
IMR amortization	(7,628)	(13,821)	(11,515)
Investment income items	(7,952)	(9,159)	(4,233)
Low income housing credits	(4,830)	(5,138)	(5,215)
Limited partnerships book/tax difference	(3,754)	(2,477)	13,641
Prior year over (under) accrual	48,942	(22,832)	2,409
Tax contingencies	4,242	930	4,845
Prior year receivable	(20,067)	(18,578)	(18,578)
Reinsurance transactions	1,624	(2,094)	(5,049)
Tax credits	(4,285)	(716)	(218)
Tax reserve adjustment	(285)	(3,549)	242
Other	(45)	(1,417)	(2,256)

Federal income tax expense	136,412	4,302	78,317
Change in net deferred income taxes	(91,021)	(34,505)	35,091

Total income taxes	$45,391	$(30,203)	$113,408

Effective October 1, 2005, the Company joined in a consolidated income tax return filing with TOLIC. Prior to that date, the Company filed a consolidated tax return with its indirect parent company, AEGON US Holding Corporation. Under the terms of a tax sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies’ alternative minimum taxable income. In addition, any operating loss or capital loss carryforwards are calculated for the life and nonlife subgroups on a consolidated basis. At December 31, 2005, the consolidated returns had no loss carryforwards. A tax return has not yet been filed for 2006.

47

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

7. Income Taxes (continued)

The Company’s federal income tax returns have been examined by the Internal Revenue Service and the statute is closed through 2000. The examination fieldwork for 2001 through 2004 has been completed and resulted in tax return adjustments that are currently being appealed. The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax provisions.

Income taxes incurred during 2006, 2005, and 2004 for the consolidated group in which the Company is included that will be available for recoupment in the event of future net losses is $317,053, $161,759, and $124,669, respectively.

Prior to 1984, as provided for under the Life insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the “policyholders’ surplus account” (PSA). No federal income taxes have been provided for in the financial statements on income deferred in the PSA. Distributions from the PSA were made during 2006 and 2005 in the amounts of $20,258 and $20,387, respectively, which reduced the balance in the PSA to zero. Due to United States tax legislation enacted in October 2004, distributions to shareholders during 2005 and 2006 are deemed to come first out of the PSA and are not taxed. There was no reduction to net earnings due to this distribution.

48

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relate to liabilities established on a variety of the Company’s annuity and deposit-type products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31
	2006		2005
	Amount	Percent of Total	Amount	Percent of Total
Subject to discretionary withdrawal with market value adjustment	$3,073,540	5%	$4,137,425	7%
Subject to discretionary withdrawal at book value less surrender charge of 5% or more	6,661,713	11	5,194,249	9
Subject to discretionary withdrawal at fair value	22,471,785	38	19,641,958	34

Total with adjustment or at market value	32,207,038	54	28,973,632	50
Subject to discretionary withdrawal at book value (minimal or no charges or adjustments)	13,065,825	22	16,625,467	29
Not subject to discretionary withdrawal	14,206,871	24	12,093,715	21

Total annuity reserves and deposit fund liabilities - before reinsurance	59,479,734	100%	57,692,814	100%

Less reinsurance ceded	6,254,160		2,590,225

Net annuity reserves and deposit fund liabilities	$53,225,574		$55,102,589

Included in the liability for deposit-type contracts at December 31, 2006 and 2005 are $2,215,320 and $3,449,986, respectively, of funding agreements issued by an affiliate to special purpose entities in conjunction with non-recourse medium-term note programs. Under these programs, the proceeds from each note series issuance are used to purchase a funding agreement from an affiliated Company which secures that particular series of notes. The funding agreement is reinsured to the Company. In general, the payment terms of the note series match the payment terms of the funding agreement that secures that series. Claims for principal and interest for these funding agreements are afforded equal priority as other policyholders. At December 31, 2006, the contractual maturities were: 2007 - $1,375,474; 2008 - $0; 2009 - $370,500; 2010 - $55,339, 2011 – $125,345; thereafter - $288,662.

49

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes (continued)

The Company’s liability for deposit-type contracts includes GIC’s and funding agreements assumed from Monumental Life Insurance Company, an affiliate. The liabilities assumed are $5,805,498 and $4,218,445 at December 31, 2006 and 2005, respectively.

Separate and variable accounts held by the Company relate to individual variable life insurance policies. The benefits provided on the policies are determined by the performance and/or market value of the investments held in the separate account. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. The assets of these are carried at market value. The life insurance policies typically provide a guaranteed minimum death benefit. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2006 and 2005 is as follows:

	Nonindexed Guaranteed Less than or equal to 4%	Nonindexed Guaranteed More than 4%	Nonguaranteed Separate Account	Total
Premiums, deposits, and other considerations for the year ended December 31, 2006	$7,471	$—	$4,874,131	$4,881,602

Reserves for separate accounts with assets at:
Fair value	$—	$—	$27,230,773	$27,230,773
Amortized cost	493,802	—	—	493,802

Total at December 31, 2006	$493,802	$—	$27,230,773	$27,724,575

Reserves for separate accounts by withdrawal characteristics at December 31, 2006:
Subject to discretionary withdrawal:
With market value adjustment	$37,244	$—	$—	$37,244
At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	—
At fair value	—	—	27,230,773	27,230,773
At book value without market value adjustment and with current surrender charge of less than 5%	456,558	—	—	456,558
Not subject to discretionary withdrawal	—	—	—	—

Total separate account liabilities at December 31, 2006	$493,802	$—	$27,230,773	$27,724,575

50

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes (continued)

	Nonindexed Guaranteed Less than or equal to 4%	Nonindexed Guaranteed More than 4%	Nonguaranteed Separate Account	Total
Premiums, deposits, and other considerations for the year ended December 31, 2005	$7,756	$—	$3,592,608	$3,600,364

Reserves for separate accounts with assets at:
Fair value	$—	$—	$22,429,774	$22,429,774
Amortized cost	472,193	136,956	—	609,149

Total at December 31, 2005	$472,193	$136,956	$22,429,774	$23,038,923

Reserves for separate accounts by withdrawal characteristics at December 31, 2005:
Subject to discretionary withdrawal:
With market value adjustment	$—	$136,956	$—	$136,956
At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	—
At fair value	—	—	22,429,774	22,429,774
At book value without market value adjustment and with current surrender charge of less than 5%	436,447	—	—	436,447
Not subject to discretionary withdrawal	35,746	—	—	35,746

Total separate account liabilities at December 31, 2005	$472,193	$136,956	$22,429,774	$23,038,923

51

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes (continued)

	Nonindexed Guaranteed Less than or equal to 4%	Nonindexed Guaranteed More than 4%	Nonguaranteed Separate Account	Total
Premiums, deposits, and other considerations for the year ended December 31, 2004	$11,643	$—	$3,125,541	$3,137,184

Reserves for separate accounts with assets at:
Fair value	$—	$—	$19,631,255	$19,631,255
Amortized cost	450,201	255,701	—	705,902

Total at December 31, 2004	$450,201	$255,701	$19,631,255	$20,337,157

Reserves for separate accounts by withdrawal characteristics at December 31, 2004:
Subject to discretionary withdrawal:
With market value adjustment	$—	$255,701	$65,384	$321,085
At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	—
At fair value	—	—	19,565,871	19,565,871
At book value without market value adjustment and with current surrender charge of less than 5%	418,070	—	—	418,070
Not subject to discretionary withdrawal	32,131	—	—	32,131

Total separate account liabilities at December 31, 2004	$450,201	$255,701	$19,631,255	$20,337,157

52

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31
	2006	2005	2004
Transfers as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$4,875,079	$3,593,932	$3,133,505
Transfers from separate accounts	(2,463,321)	(2,235,249)	(2,117,121)

Net transfers to separate accounts	2,411,758	1,358,683	1,016,384
Miscellaneous reconciling adjustments	5,763	6,833	5,805

Transfers as reported in the summary of operations of the life, accident and health annual statement	$2,417,521	$1,365,516	$1,022,189

At December 31, 2006 and 2005, the Company had separate account annuities with guaranteed benefits as follows:

Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
December 31, 2006
Minimum guaranteed death benefit	$14,637,639	$174,306	$18,781
Minimum guaranteed income benefit	9,710,748	134,293	8,043
Guaranteed premium accumulation fund	54,534	8,575	—
Minimum guaranteed withdrawal benefit	60,452	440	—
December 31, 2005
Minimum guaranteed death benefit	$13,441,966	$148,186	$25,827
Minimum guaranteed income benefit	8,303,742	111,898	6,973
Guaranteed premium accumulation fund	61,322	8,875	—
Minimum guaranteed withdrawal benefit	1,257,973	7,002	(4,448)

53

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes (continued)

For Variable Annuities with Guaranteed Living Benefits (VAGLB), which includes minimum guaranteed income, minimum guaranteed withdrawal, and guaranteed premium accumulation fund benefits, the Company complies with Actuarial Guideline 39. This guideline defines a two step process for the determination of VAGLB reserves. The first step is to establish a reserve equal to the accumulated VAGLB charges for the policies in question. The second step requires a standalone asset adequacy analysis to determine the sufficiency of these reserves. This step has been satisfied by projecting 30 years into the future along 1000 stochastic variable return paths using a variety of assumptions as to VAGLB charges, lapse, withdrawal, annuitization, and death. The results of this analysis are discounted back to the valuation date and compared to the accumulation of fees reserve to determine if an additional reserve needs to be established.

For Variable Annuities with Minimum Guaranteed Death Benefits (MGDB), the Company complies with Actuarial Guideline 34. This guideline requires that MGDBs be projected by assuming an immediate drop in the values of the assets supporting the variable annuity contract, followed by a subsequent recovery at a net assumed return until the maturity of the contract. The immediate drop percentages and gross assumed returns vary by asset class and are defined in the guideline. Mortality is based on the 1994 Variable Annuity MGDB Mortality Table, which is also defined in the guideline.

Reserves on the Company’s traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2006 and 2005, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loading, are as follows:

	Gross	Loading	Net
December 31, 2006
Life and annuity:
Ordinary direct first year business	$4,172	$2,781	$1,391
Ordinary direct renewal business	21,163	6,794	14,369
Group life direct business	2,680	1,913	767

Total life and annuity	28,015	11,488	16,527
Accident and health:
Direct	3,917	—	3,917

Total accident and health	3,917	—	3,917

	$31,932	$11,488	$20,444

54

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes (continued)

	Gross	Loading	Net
December 31, 2005
Life and annuity:
Ordinary direct first year business	$3,520	$2,463	$1,057
Ordinary direct renewal business	21,815	7,026	14,789
Group life direct business	3,233	2,347	886

Total life and annuity	28,568	11,836	16,732
Accident and health:
Direct	4,422	—	4,422

Total accident and health	4,422	—	4,422

	$32,990	$11,836	$21,154

At December 31, 2006 and 2005, the Company had insurance in force aggregating $853,719 and $1,023,533, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $24,001 and $29,615 to cover these deficiencies at December 31, 2006 and 2005, respectively.

9. Dividend Restrictions

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its parent company. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory surplus as of the preceding December 31, or (b) statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2007, without the prior approval of insurance regulatory authorities, is $217,911.

55

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

10. Retirement and Compensation Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based the Statement of Financial Accounting Standards No. 87 expense as a percent of salaries. The benefits are based on years of service and the employee’s compensation during the highest five consecutive years of employment. The Company’s allocation of pension expense for each of the years ended December 31, 2006, 2005, and 2004 was $2,679, $2,789, and $1,417, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

The Company’s employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to twenty-five percent of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary.

Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Benefits expense of $1,683, $1,515, and $620 were allocated for the years ended December 31, 2006, 2005, and 2004, respectively.

AEGON sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The plans are noncontributory, and benefits are based on years of service and the employee’s compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2006, 2005, and 2004 was negligible. AEGON also sponsors an employee stock option plan/stock appreciation rights for individuals employed and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

56

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

10. Retirement and Compensation Plans (continued)

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental, and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans, calculated on the pay-as-you-go basis, are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $215, $273, and $172, for the years ended December 31, 2006, 2005, and 2004, respectively.

11. Sales, Transfer, and Servicing of Financial Assets, and Extinguishments of Liabilities

During 2006, 2005, and 2004, the Company sold $6,050, $10,788, and $23,460, respectively, of agent balances without recourse to an affiliated company. Prior to July 29, 2005, the agent debit balances were sold to Money Services, Inc. (MSI), an affiliated company. Subsequent to July 29, 2005, agent debit balances were sold without recourse to ADB Corporation, LLC (ADB), an affiliated company, and all rights, title and interest in the prior net debit balances owned by MSI prior to July 29, 2005, were fully assigned, without recourse, to ADB. The Company did not realize a gain or loss as a result of the sales. As of July 1, 2006, the Company no longer sells agent debit balances and as a result retains such balances as nonadmitted receivables. Receivables in the amount of $9,846 were nonadmitted as of December 31, 2006.

The Company has recorded liabilities of $156,180 and $66,072 for municipal reverse repurchase agreements as of December 31, 2006 and 2005, respectively. The reverse repurchase agreements are collateralized by government agency securities with book values of $161,711 and $68,279 as of December 31, 2006 and 2005, respectively. These securities have maturity dates that range from 2010 to 2028 and have a weighted average interest rate of 7.88%.

At December 31, 2006 and 2005, securities with a book value of $486,968 and $8,504 and a market value of $489,615 and $8,468 were subject to dollar reverse repurchase agreements, respectively. These securities have maturity dates ranging from 2030 to 2036 and have a weighted average interest rate of 5.45%.

The Company has an outstanding liability for borrowed money in the amount of $493,336 and $8,492 as of December 31, 2006 and 2005 due to participation in dollar reverse repurchase agreements.

57

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

11. Sales, Transfer, and Servicing of Financial Assets, and Extinguishments of Liabilities (continued)

The Company participates in an agent-managed securities lending program. The Company receives collateral equal to 102 or 105% of the fair market value of the loaned securities as of the transaction date for domestic or international securities, respectively. The counterparty is mandated to deliver additional collateral if the fair value of the collateral is at any time less than 102 or 105% of the fair value of the loaned domestic or international securities. This additional collateral, along with the collateral already held in connection with the lending transaction, is at least equal to 102 or 105% of the fair value of the loaned domestic or international securities, respectively. The agreement does not allow rehypothication of collateral by any party involved but does allow cash collateral to be invested in reverse repurchase agreements. At December 31, 2006 and 2005, the value of securities loaned amounted to $1,501,263 and $1,237,883, respectively.

12. Related Party Transactions

The Company is party to a common cost allocation service arrangement between AEGON USA, Inc. companies, in which various affiliated companies may perform specified administrative functions in connection with the operation of the Company, in consideration of reimbursement of actual costs of services rendered. The Company is also a party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors, Inc. whereby the Advisor serves as the administrator and advisor for the Company’s mortgage loan operations. AEGON USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. During 2006, 2005, and 2004, the Company paid $108,387, $82,913, and $95,876, respectively, for these services, which approximates their costs to the affiliates. During 2006, the Company executed an administrative service agreement with Transamerica Fund Advisors, Inc. to provide administrative services to the AEGON/Transamerica Series Trust. The Company received $42,513 for these services during 2006.

Payables to affiliates bear interest at the thirty-day commercial paper rate. At December 31, 2006 and 2005, the Company reported a net amount of $64,775 to affiliates and $12,261 due from affiliates, respectively. Terms of settlement require that these amounts are settled within 90 days. At December 31, 2006 the Company had a short-term note receivable of $338,000 from Transamerica Corporation, an affiliate. The note is due by June 22, 2007 and bears interest at 5.06%. During 2006, 2005, and 2004, the Company paid net interest of $5,767, $14,352, and $1,943, respectively, to affiliates.

58

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

12. Related Party Transactions (continued)

At December 31, 2005, the Company held two short-term notes receivable in the amount of $39,500 and $2,000, from AEGON USA, Inc., an affiliate, which were repaid in the first quarter of 2006. At December 31, 2006 and 2005, the Company has a note payable to Commonwealth General Corporation of $10, bearing interest at 6% and due on December 31, 2030.

During 1998, the Company issued life insurance policies to certain affiliated companies, covering the lives of certain employees of those affiliates. Aggregate reserves for policies and contracts related to these policies are $255,273 and $245,922 at December 31, 2006 and 2005, respectively.

13. Commitments and Contingencies

The Company has issued synthetic GIC contracts to benefit plan sponsors totaling $5,674,608 as of December 31, 2006. A synthetic GIC is an off-balance sheet fee-based product sold primarily to tax qualified plans. The plan sponsor retains ownership and control of the related plan assets. The Company provides book value benefit responsiveness in the event that qualified plan benefit requests exceed plan cash flows. In certain contracts, the Company agrees to make advances to meet benefit payment needs and earns a market interest rate on these advances. The periodically adjusted contract-crediting rate is the means by which investment and benefit responsive experience is passed through to participants. In return for the book value benefit responsive guarantee, the Company receives a premium that varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow. Funding requirements to date have been minimal and management does not anticipate any future material funding requirements that would have a material impact on reported financial results.

The Company has also provided a guarantee for the obligations of non-insurance affiliates. These entities accept assignments of structured settlement payment obligations from other insurers and purchases structured settlement insurance policies from subsidiaries of the Company that match those obligations. There are no expected payments associated with this guarantee.

59

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

13. Commitments and Contingencies (continued)

At December 31, 2006, 2005, and 2004, the Company had entered into an agreement with commitment amounts of $21,090, $21,090, and $21,090, respectively, for which it was paid a fee to provide credit enhancement and standby liquidity asset purchase agreements on municipal variable rate demand note facilities. The Company believes the chance of draws or other performance features being exercised under these agreements is minimal.

At December 31, 2006 and 2005, the net amount of securities being acquired (sold) on a “to be announced” (TBA) basis was $(10,668) and $3,043, respectively.

The Company may pledge assets as collateral for derivative transactions. At December 31, 2006, the Company has pledged invested assets with a carrying value and market value of $4,147 and $4,190, respectively, in conjunction with these transactions.

Assets in the amount of $1,553,519 and $1,090,893 as of December 31, 2006 and 2005, respectively, were pledged as collateral in conjunction with funding agreements associated with the Federal Home Loan Bank.

The Company has contingent commitments for $649,558 and $645,650 at December 31, 2006 and 2005, respectively, for joint ventures, partnerships, and limited liability companies, which includes LIHTC commitments of $3,361 and $441, respectively.

At December 31, 2006 and 2005, the Company has mortgage loan commitments of $381,650 and $64,863, respectively.

Private placement commitments outstanding as of December 31, 2006 were $144,009. There were no private placement commitments outstanding as of December 31, 2005.

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company’s balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company and are not

60

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

13. Commitments and Contingencies (continued)

required to be accrued for financial reporting purposes. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company has established a reserve of $3,931 and $18,520 and an offsetting premium tax benefit of $0 and $7,075 at December 31, 2006 and 2005, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense was $1,116, $286, and $365 for the years ended December 31, 2006, 2005, and 2004, respectively.

In the normal course of business, the Company has obtained letters of credit of $1,010 for the benefit of non affiliated companies that have reinsured business to the Company where the ceding company’s state of domicile does not recognize the Company as an authorized reinsurer.

61

Statutory-Basis Financial

Statement Schedules

Transamerica Life Insurance Company

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2006

SCHEDULE I

Type of Investment	Cost (1)	Market Value	Amount at Which Shown in the Balance Sheet
Fixed maturities
Bonds:
United States Government and government agencies and authorities	$492,256	$487,905	$492,256
States, municipalities, and political subdivisions	1,208,782	1,201,961	1,208,782
Foreign governments	488,024	541,125	488,024
Public utilities	2,159,941	2,221,175	2,159,941
All other corporate bonds	27,754,289	28,010,214	27,754,289
Preferred stocks	1,689,094	1,773,025	1,689,094

Total fixed maturities	33,792,386	34,235,405	33,792,386
Equity securities
Common stocks:
Public utilities	—	—	—
Banks, trust, and insurance	68,526	68,566	68,566
Industrial, miscellaneous, and all other	297,622	324,610	324,610

Total common stocks	366,148	393,176	393,176
Mortgage loans on real estate	5,760,667		5,760,667
Real estate	30,211		30,211
Policy loans	130,144		130,144
Other long-term investments	1,543,092		1,543,092
Cash, cash equivalents, and short-term investments	1,214,965		1,214,965

Total investments	$42,837,611		$42,864,639

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

62

Transamerica Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*	Premiums Written
Year ended December 31, 2006
Individual life	$3,757,098	$—	$22,168	$331,370	$254,197	$237,374	$1,991,303
Individual health	654,089	12,108	27,846	132,849	41,169	168,879	39,561	$132,054
Group life and health	426,975	3,529	20,792	123,312	28,551	91,478	66,974	200,964
Annuity	23,038,230	—	3,839	4,322,254	2,052,994	4,777,487	1,465,687

	$27,876,392	$15,637	$74,645	$4,909,785	$2,376,911	$5,275,218	$3,563,525

Year ended December 31, 2005
Individual life	$3,733,738	$—	$21,092	$658,856	$231,660	$212,786	$659,658
Individual health	562,473	11,670	22,345	126,590	32,417	146,318	42,532	$127,460
Group life and health	411,648	3,611	28,479	128,286	24,716	124,052	52,140	214,013
Annuity	26,901,713	—	5,628	4,191,485	2,101,261	4,691,047	1,538,213

	$31,609,572	$15,281	$77,544	$5,105,217	$2,390,054	$5,174,203	$2,292,543

Year ended December 31, 2004
Individual life	$3,722,730	$—	$18,826	$1,109,335	$203,679	$561,099	$767,391
Individual health	481,153	11,264	20,082	125,322	25,246	149,813	34,059	$126,384
Group life and health	371,785	3,678	26,399	133,651	20,452	129,852	69,401	222,495
Annuity	28,876,607	—	—	4,972,942	2,131,372	6,571,058	1,353,494

	$33,452,275	$14,942	$65,307	$6,341,250	$2,380,749	$7,411,822	$2,224,345

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

63

Transamerica Life Insurance Company

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2006
Life insurance in force	$37,877,300	$6,921,308	$99,276	$31,055,268	0%

Premiums:
Individual life	$2,005,429	$1,678,175	$4,116	$331,370	1%
Individual health	132,054	(795)	—	132,849	0
Group life and health	200,964	77,652	—	123,312	0
Annuity	4,944,401	851,562	229,415	4,322,254	5

	$7,282,848	$2,606,594	$233,531	$4,909,785	5%

Year ended December 31, 2005
Life insurance in force	$44,440,385	$13,277,543	$95,282	$31,258,124	0%

Premiums:
Individual life	$901,447	$246,822	$4,231	$658,856	1%
Individual health	127,460	870	—	126,590	0
Group life and health	214,013	85,727	—	128,286	0
Annuity	5,020,800	947,398	118,083	4,191,485	3

	$6,263,720	$1,280,817	$122,314	$5,105,217	2%

Year ended December 31, 2004
Life insurance in force	$39,955,770	$8,914,965	$88,961	$31,129,766	0%

Premiums:
Individual life	$1,113,967	$8,844	$4,212	$1,109,335	0%
Individual health	126,384	1,062	—	125,322	0
Group life and health	222,495	88,844	—	133,651	0
Annuity	5,150,594	784,571	606,919	4,972,942	12

	$6,613,440	$883,321	$611,131	$6,341,250	10%

64

FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Separate Account VA R - Transamerica Principium

Year Ended December 31, 2006

Transamerica Life Insurance Company

Separate Account VA R - Transamerica Principium

Financial Statements

Year Ended December 31, 2006

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners

Of Transamerica Principium

Transamerica Life Insurance Company

We have audited the accompanying statements of assets and liabilities of the subaccounts of Transamerica Life Insurance Company Separate Account VA R (comprised of the Asset Allocation – Conservative, Asset Allocation – Growth, Asset Allocation – Moderate, Asset Allocation – Moderate Growth, MFS International Equity, American Century Large Company Value, Capital Guardian Global, Capital Guardian U.S. Equity, Capital Guardian Value, Clarion Global Real Estate Securities, Transamerica Science and Technology, Jennison Growth, J.P. Morgan Enhanced Index, Marsico Growth, BlackRock Large Cap Value, MFS High Yield, PIMCO Total Return, Legg Mason Partners All Cap, Templeton Transamerica Global, Transamerica Balanced, Transamerica Convertible Securities, Transamerica Equity, Transamerica Growth Opportunities, Transamerica Money Market, Transamerica U.S. Government Securities, T. Rowe Price Equity Income, T. Rowe Price Growth Stock, T. Rowe Price Small Cap, Van Kampen Active International Allocation, Van Kampen Large Cap Core, Van Kampen Mid-Cap Growth, Transamerica U.S. Government Securities – PAM, International Moderate Growth, AIM V.I. Basic Value, AIM V.I. Capital Appreciation, AllianceBernstein Growth & Income, AllianceBernstein Large Cap Growth, Janus Aspen – Mid Cap Growth, Janus Aspen – Worldwide Growth, MFS New Discovery, MFS Total Return, Fidelity – VIP Contrafund®, Fidelity – VIP Equity-Income, Fidelity – VIP Growth, Fidelity – VIP Mid Cap, and Fidelity – VIP Value Strategies subaccounts), which are available for investment by contract owners of Transamerica Principium, as of December 31, 2006, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006 by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Transamerica Life Insurance Company Separate Account VA R which are available for investment by contract owners of Transamerica Principium at December 31, 2006, and the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Des Moines, Iowa

March 15, 2007

Transamerica Life Insurance Company

Separate Account VA R - Transamerica Principium

Statements of Assets and Liabilities

December 31, 2006

	Asset Allocation- Conservative Subaccount	Asset Allocation- Growth Subaccount	Asset Allocation- Moderate Subaccount	Asset Allocation- Moderate Growth Subaccount
Assets
Investment in securities:
Number of shares	499,575.119	226,165.266	1,723,828.420	2,849,723.775

Cost	$5,652,093	$2,912,041	$21,224,698	$37,269,310

Investments in mutual funds, at net asset value	$5,745,114	$3,062,278	$21,720,238	$38,870,232
Receivable for units sold	6	3	13	41

Total assets	5,745,120	3,062,281	21,720,251	38,870,273

Liabilities
Payable for units redeemed	—	—	—	—

	$5,745,120	$3,062,281	$21,720,251	$38,870,273

Net Assets:
Deferred annuity contracts terminable by owners	$5,745,120	$3,062,281	$21,720,251	$38,870,273

Total net assets	$5,745,120	$3,062,281	$21,720,251	$38,870,273

Accumulation units outstanding:
M&E - 0.85%	1,805,001	969,650	8,694,649	13,809,368

M&E - 1.00%	528,380	172,458	2,712,135	5,032,240

M&E - 1.20%	1,214,332	1,240,009	4,964,261	9,748,518

M&E - 1.35%	1,636,630	153,301	2,094,483	3,371,076

Accumulation unit value:
M&E - 0.85%	$1.210186	$1.414387	$1.274779	$1.356871

M&E - 1.00%	$1.154194	$1.321842	$1.210966	$1.272315

M&E - 1.20%	$1.035632	$1.050030	$1.041877	$1.046801

M&E - 1.35%	$1.034613	$1.048996	$1.040850	$1.045776

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA R - Transamerica Principium

Statements of Assets and Liabilities

December 31, 2006

	MFS International Equity Subaccount	American Century Large Company Value Subaccount	Capital Guardian Global Subaccount	Capital Guardian U.S. Equity Subaccount
Assets
Investment in securities:
Number of shares	128,487.069	14,030.962	125,199.175	39,224.930

Cost	$1,241,931	$155,553	$1,380,899	$433,051

Investments in mutual funds, at net asset value	$1,281,016	$158,971	$1,277,032	$440,496
Receivable for units sold	1	—	1	2

Total assets	1,281,017	158,971	1,277,033	440,498

Liabilities
Payable for units redeemed	—	9	—	—

	$1,281,017	$158,962	$1,277,033	$440,498

Net Assets:
Deferred annuity contracts terminable by owners	$1,281,017	$158,962	$1,277,033	$440,498

Total net assets	$1,281,017	$158,962	$1,277,033	$440,498

Accumulation units outstanding:
M&E - 0.85%	663,468	36,845	735,516	236,857

M&E - 1.00%	86,089	16,861	141,473	18,361

M&E - 1.20%	81,526	77,003	18,655	—

M&E - 1.35%	60,157	1,712	81,584	121,307

Accumulation unit value:
M&E - 0.85%	$1.521113	$1.356968	$1.345600	$1.237705

M&E - 1.00%	$1.408399	$1.248058	$1.297800	$1.204120

M&E - 1.20%	$1.063080	$1.116985	$1.035542	$1.033353

M&E - 1.35%	$1.062050	$1.115879	$1.034527	$1.032343

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA R - Transamerica Principium

Statements of Assets and Liabilities

December 31, 2006

	Capital Guardian Value Subaccount	Clarion Global Real Estate Securities Subaccount	Transamerica Science and Technology Subaccount	Jennison Growth Subaccount
Assets
Investment in securities:
Number of shares	36,069.520	65,647.626	2,084.453	954.135

Cost	$736,086	$1,447,299	$8,308	$7,214

Investments in mutual funds, at net asset value	$769,724	$1,645,130	$8,338	$7,433
Receivable for units sold	3	—	—	—

Total assets	769,727	1,645,130	8,338	7,433

Liabilities
Payable for units redeemed	—	18	1	2

	$769,727	$1,645,112	$8,337	$7,431

Net Assets:
Deferred annuity contracts terminable by owners	$769,727	$1,645,112	$8,337	$7,431

Total net assets	$769,727	$1,645,112	$8,337	$7,431

Accumulation units outstanding:
M&E - 0.85%	385,073	661,691	—	6,020

M&E - 1.00%	84,153	121,304	7,175	—

M&E - 1.20%	—	—	—	—

M&E - 1.35%	116,365	21,932	—	—

Accumulation unit value:
M&E - 0.85%	$1.396280	$2.143636	$1.084823	$1.234440

M&E - 1.00%	$1.257161	$1.644771	$1.161921	$1.211936

M&E - 1.20%	$1.086126	$1.240026	$0.974975	$1.009192

M&E - 1.35%	$1.085063	$1.238819	$0.974015	$1.008193

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA R - Transamerica Principium

Statements of Assets and Liabilities

December 31, 2006

	J.P. Morgan Enhanced Index Subaccount	Marsico Growth Subaccount	BlackRock Large Cap Value Subaccount	MFS High Yield Subaccount
Assets
Investment in securities:
Number of shares	285.907	16,866.492	22,438.325	25,172.725

Cost	$4,070	$165,381	$441,107	$240,795

Investments in mutual funds, at net asset value	$4,680	$182,327	$468,288	$240,651
Receivable for units sold	—	—	2	—

Total assets	4,680	182,327	468,290	240,651

Liabilities
Payable for units redeemed	—	9	—	9

	$4,680	$182,318	$468,290	$240,642

Net Assets:
Deferred annuity contracts terminable by owners	$4,680	$182,318	$468,290	$240,642

Total net assets	$4,680	$182,318	$468,290	$240,642

Accumulation units outstanding:
M&E - 0.85%	3,670	68,336	164,540	138,591

M&E - 1.00%	—	80,468	94,300	14,658

M&E - 1.20%	—	—	72,028	—

M&E - 1.35%	—	1,864	13,414	54,498

Accumulation unit value:
M&E - 0.85%	$1.275238	$1.255297	$1.532713	$1.198680

M&E - 1.00%	$1.214413	$1.176209	$1.323703	$1.137529

M&E - 1.20%	$1.094831	$1.014643	$1.068402	$1.062399

M&E - 1.35%	$1.093766	$1.013651	$1.067345	$1.061351

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA R - Transamerica Principium

Statements of Assets and Liabilities

December 31, 2006

	PIMCO Total Return Subaccount	Legg Mason Partners All Cap Subaccount	Templeton Transamerica Global Subaccount	Transamerica Balanced Subaccount
Assets
Investment in securities:
Number of shares	107,676.166	9,025.016	16,760.490	32,657.068

Cost	$1,179,944	$132,383	$293,662	$397,007

Investments in mutual funds, at net asset value	$1,183,361	$132,577	$367,558	$398,743
Receivable for units sold	2	—	—	—

Total assets	1,183,363	132,577	367,558	398,743

Liabilities
Payable for units redeemed	—	6	1	3

	$1,183,363	$132,571	$367,557	$398,740

Net Assets:
Deferred annuity contracts terminable by owners	$1,183,363	$132,571	$367,557	$398,740

Total net assets	$1,183,363	$132,571	$367,557	$398,740

Accumulation units outstanding:
M&E - 0.85%	567,809	58,426	257,846	4,555

M&E - 1.00%	139,108	4,350	—	211,750

M&E - 1.20%	132,429	36,231	—	17,940

M&E - 1.35%	277,428	11,491	16,139	116,898

Accumulation unit value:
M&E - 0.85%	$1.080248	$1.289683	$1.358055	$1.273046

M&E - 1.00%	$1.034393	$1.284676	$1.302445	$1.200850

M&E - 1.20%	$1.040305	$1.082183	$1.078464	$1.029222

M&E - 1.35%	$1.039293	$1.081121	$1.077404	$1.028219

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA R - Transamerica Principium

Statements of Assets and Liabilities

December 31, 2006

	Transamerica Convertible Securities Subaccount	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount	Transamerica Money Market Subaccount
Assets
Investment in securities:
Number of shares	27,349.803	10,690.690	52,623.404	3,162,436.240

Cost	$317,940	$253,790	$830,924	$3,162,436

Investments in mutual funds, at net asset value	$327,651	$275,071	$835,660	$3,162,436
Receivable for units sold	1	1	4	3

Total assets	327,652	275,072	835,664	3,162,439

Liabilities
Payable for units redeemed	—	—	—	—

	$327,652	$275,072	$835,664	$3,162,439

Net Assets:
Deferred annuity contracts terminable by owners	$327,652	$275,072	$835,664	$3,162,439

Total net assets	$327,652	$275,072	$835,664	$3,162,439

Accumulation units outstanding:
M&E - 0.85%	56,499	147,776	408,236	1,325,102

M&E - 1.00%	43,376	26,449	228,784	204,566

M&E - 1.20%	144,220	—	—	433,054

M&E - 1.35%	61,195	35,342	17,394	1,083,681

Accumulation unit value:
M&E - 0.85%	$1.239902	$1.380951	$1.277339	$1.054696

M&E - 1.00%	$1.230473	$1.331111	$1.300292	$1.047693

M&E - 1.20%	$0.994502	$1.013798	$0.962314	$1.023010

M&E - 1.35%	$0.993527	$1.012799	$0.961374	$1.021996

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA R - Transamerica Principium

Statements of Assets and Liabilities

December 31, 2006

	Transamerica U.S. Government Securities Subaccount	T. Rowe Price Equity Income Subaccount	T. Rowe Price Growth Stock Subaccount	T. Rowe Price Small Cap Subaccount
Assets
Investment in securities:
Number of shares	12,760.062	76,265.534	10,657.549	83,500.891

Cost	$154,969	$1,562,191	$245,074	$887,955

Investments in mutual funds, at net asset value	$154,269	$1,593,187	$262,495	$855,884
Receivable for units sold	—	5	1	5

Total assets	154,269	1,593,192	262,496	855,889

Liabilities
Payable for units redeemed	—	—	—	—

	$154,269	$1,593,192	$262,496	$855,889

Net Assets:
Deferred annuity contracts terminable by owners	$154,269	$1,593,192	$262,496	$855,889

Total net assets	$154,269	$1,593,192	$262,496	$855,889

Accumulation units outstanding:
M&E - 0.85%	126,757	885,972	99,145	494,019

M&E - 1.00%	1,987	207,505	36,228	201,188

M&E - 1.20%	16,854	104,930	72,021	23,959

M&E - 1.35%	—	18,478	11,513	1,186

Accumulation unit value:
M&E - 0.85%	$1.062497	$1.353995	$1.278242	$1.194121

M&E - 1.00%	$1.026428	$1.242181	$1.257217	$1.203364

M&E - 1.20%	$1.041271	$1.100827	$1.080172	$0.949302

M&E - 1.35%	$1.040253	$1.099745	$1.079101	$0.948384

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA R - Transamerica Principium

Statements of Assets and Liabilities

December 31, 2006

	Van Kampen Active International Allocation Subaccount	Van Kampen Large Cap Core Subaccount	Van Kampen Mid-Cap Growth Subaccount	Transamerica U.S. Government Securities-PAM Subaccount
Assets
Investment in securities:
Number of shares	113,820.198	172.813	437.310	0.197

Cost	$1,598,935	$3,034	$8,652	$2

Investments in mutual funds, at net asset value	$1,739,173	$3,290	$9,144	$2
Receivable for units sold	—	—	—	—

Total assets	1,739,173	3,290	9,144	2

Liabilities
Payable for units redeemed	1	1	1	2

	$1,739,172	$3,289	$9,143	$—

Net Assets:
Deferred annuity contracts terminable by owners	$1,739,172	$3,289	$9,143	$—

Total net assets	$1,739,172	$3,289	$9,143	$—

Accumulation units outstanding:
M&E - 0.85%	964,129	2,515	7,361	—

M&E - 1.00%	89,605	—	—	—

M&E - 1.20%	18,687	—	—	—

M&E - 1.35%	71,462	—	—	—

Accumulation unit value:
M&E - 0.85%	$1.572449	$1.307913	$1.242102	$1.062497

M&E - 1.00%	$1.424426	$1.243562	$1.236017	$1.026428

M&E - 1.20%	$1.060097	$1.064370	$0.996415	$1.041271

M&E - 1.35%	$1.059056	$1.063312	$0.995418	$1.040253

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA R - Transamerica Principium

Statements of Assets and Liabilities

December 31, 2006

	International Moderate Growth Subaccount	AIM V.I. Basic Value Subaccount	AIM V.I. Capital Appreciation Subaccount	AllianceBernstein Growth & Income Subaccount
Assets
Investment in securities:
Number of shares	227,095.326	251.006	801.217	0.157

Cost	$2,240,293	$3,323	$19,793	$4

Investments in mutual funds, at net asset value	$2,364,062	$3,323	$20,760	$4
Receivable for units sold	—	—	—	—

Total assets	2,364,062	3,323	20,760	4

Liabilities
Payable for units redeemed	7	—	1	4

	$2,364,055	$3,323	$20,759	$—

Net Assets:
Deferred annuity contracts terminable by owners	$2,364,055	$3,323	$20,759	$—

Total net assets	$2,364,055	$3,323	$20,759	$—

Accumulation units outstanding:
M&E - 0.85%	340,613	2,650	—	—

M&E - 1.00%	565,866	—	17,154	—

M&E - 1.20%	873,333	—	—	—

M&E - 1.35%	508,144	—	—	—

Accumulation unit value:
M&E - 0.85%	$1.035179	$1.253776	$1.216789	$1.299977

M&E - 1.00%	$1.034147	$1.216732	$1.210141	$1.230898

M&E - 1.20%	$1.032799	$1.064917	$0.988682	$1.109316

M&E - 1.35%	$1.031782	$1.063870	$0.987711	$1.108234

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA R - Transamerica Principium

Statements of Assets and Liabilities

December 31, 2006

	AllianceBernstein Large Cap Growth Subaccount	Janus Aspen-Mid Cap Growth Subaccount	Janus Aspen- Worldwide Growth Subaccount	MFS New Discovery Subaccount
Assets
Investment in securities:
Number of shares	0.006	1,393.419	12,000.622	3,685.742

Cost	$—	$40,734	$388,293	$62,507

Investments in mutual funds, at net asset value	$—	$44,854	$386,540	$63,210
Receivable for units sold	—	—	—	—

Total assets	—	44,854	386,540	63,210

Liabilities
Payable for units redeemed	—	6	1	4

	$—	$44,848	$386,539	$63,206

Net Assets:
Deferred annuity contracts terminable by owners	$—	$44,848	$386,539	$63,206

Total net assets	$—	$44,848	$386,539	$63,206

Accumulation units outstanding:
M&E - 0.85%	—	12,956	301,161	41,197

M&E - 1.00%	—	19,553	—	—

M&E - 1.20%	—	—	—	—

M&E - 1.35%	—	—	1,785	12,308

Accumulation unit value:
M&E - 0.85%	$1.222544	$1.438496	$1.276917	$1.232653

M&E - 1.00%	$1.216612	$1.340524	$1.278423	$1.344981

M&E - 1.20%	$0.992873	$1.051922	$1.110845	$1.010388

M&E - 1.35%	$0.991896	$1.050897	$1.109756	$1.009385

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA R - Transamerica Principium

Statements of Assets and Liabilities

December 31, 2006

	MFS Total Return Subaccount	Fidelity-VIP Contrafund® Subaccount	Fidelity-VIP Equity-Income Subaccount	Fidelity-VIP Growth Subaccount
Assets
Investment in securities:
Number of shares	29,070.858	53,420.265	7,568.826	89.894

Cost	$599,727	$1,672,205	$204,442	$2,859

Investments in mutual funds, at net asset value	$629,965	$1,661,904	$195,806	$3,184
Receivable for units sold	3	5	—	—

Total assets	629,968	1,661,909	195,806	3,184

Liabilities
Payable for units redeemed	—	—	5	1

	$629,968	$1,661,909	$195,801	$3,183

Net Assets:
Deferred annuity contracts terminable by owners	$629,968	$1,661,909	$195,801	$3,183

Total net assets	$629,968	$1,661,909	$195,801	$3,183

Accumulation units outstanding:
M&E - 0.85%	393,689	717,297	103,185	2,761

M&E - 1.00%	88,178	358,553	18,889	—

M&E - 1.20%	41,687	131,087	9,504	—

M&E - 1.35%	—	35,957	18,216	—

Accumulation unit value:
M&E - 0.85%	$1.230346	$1.421413	$1.363469	$1.152912

M&E - 1.00%	$1.143702	$1.311444	$1.296583	$1.178549

M&E - 1.20%	$1.073350	$1.030557	$1.105355	$1.013869

M&E - 1.35%	$1.072298	$1.029541	$1.104262	$1.012879

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA R - Transamerica Principium

Statements of Assets and Liabilities

December 31, 2006

	Fidelity-VIP Mid Cap Subaccount	Fidelity-VIP Value Strategies Subaccount
Assets
Investment in securities:
Number of shares	16,417.869	15,504.225

Cost	$530,224	$201,908

Investments in mutual funds, at net asset value	$562,312	$208,997
Receivable for units sold	3	—

Total assets	562,315	208,997

Liabilities
Payable for units redeemed	—	—

	$562,315	$208,997

Net Assets:
Deferred annuity contracts terminable by owners	$562,315	$208,997

Total net assets	$562,315	$208,997

Accumulation units outstanding:
M&E - 0.85%	185,402	84,347

M&E - 1.00%	129,005	47,695

M&E - 1.20%	61,780	11,004

M&E - 1.35%	34,369	21,450

Accumulation unit value:
M&E - 0.85%	$1.589624	$1.311073

M&E - 1.00%	$1.340273	$1.339865

M&E - 1.20%	$0.985210	$1.063949

M&E - 1.35%	$0.984248	$1.062908

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA R - Transamerica Principium

Statements of Operations

Year Ended December 31, 2006

	Asset Allocation- Conservative Subaccount	Asset Allocation- Growth Subaccount	Asset Allocation- Moderate Subaccount	Asset Allocation- Moderate Growth Subaccount
Net investment income (loss)
Income:
Dividends	$74,740	$9,288	$304,383	$281,616
Expenses:
Administrative, mortality and expense risk charge	22,952	12,706	98,056	157,960

Net investment income (loss)	51,788	(3,418)	206,327	123,656
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	109,644	83,582	554,639	771,912
Proceeds from sales	1,396,183	377,130	1,429,068	1,363,657
Cost of investments sold	1,416,236	335,404	1,333,136	1,219,210

Net realized capital gains (losses) on investments	89,591	125,308	650,571	916,359
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	5,135	59,566	102,023	217,495
End of period	93,021	150,237	495,540	1,600,922

Net change in unrealized appreciation/depreciation of investments	87,886	90,671	393,517	1,383,427

Net realized and unrealized capital gains (losses) on investments	177,477	215,979	1,044,088	2,299,786

Increase (decrease) in net assets from operations	$229,265	$212,561	$1,250,415	$2,423,442

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA R - Transamerica Principium

Statements of Operations

Year Ended December 31, 2006

	MFS International Equity Subaccount	American Century Large Company Value Subaccount	Capital Guardian Global Subaccount	Capital Guardian U.S. Equity Subaccount
Net investment income (loss)
Income:
Dividends	$2,420	$1,740	$19,029	$1,031
Expenses:
Administrative, mortality and expense risk charge	2,033	658	7,364	2,831

Net investment income (loss)	387	1,082	11,665	(1,800)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	10,258	8,618	263,122	27,443
Proceeds from sales	14,179	30,197	154,735	21,084
Cost of investments sold	12,570	28,885	178,567	19,064

Net realized capital gains (losses) on investments	11,867	9,930	239,290	29,463
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	2,578	800	34,145	6,248
End of period	39,085	3,418	(103,867)	7,445

Net change in unrealized appreciation/depreciation of investments	36,507	2,618	(138,012)	1,197

Net realized and unrealized capital gains (losses) on investments	48,374	12,548	101,278	30,660

Increase (decrease) in net assets from operations	$48,761	$13,630	$112,943	$28,860

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA R - Transamerica Principium

Statements of Operations

Year Ended December 31, 2006

	Capital Guardian Value Subaccount	Clarion Global Real Estate Securities Subaccount	Transamerica Science and Technology Subaccount	Jennison Growth Subaccount
Net investment income (loss)
Income:
Dividends	$7,658	$9,109	$—	$—
Expenses:
Administrative, mortality and expense risk charge	5,082	6,318	128	226

Net investment income (loss)	2,576	2,791	(128)	(226)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	54,617	81,206	1,532	685
Proceeds from sales	75,934	120,089	13,199	118,988
Cost of investments sold	69,015	100,676	13,575	117,792

Net realized capital gains (losses) on investments	61,536	100,619	1,156	1,881
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	14,217	11,300	1,224	2,342
End of period	33,638	197,831	30	219

Net change in unrealized appreciation/depreciation of investments	19,421	186,531	(1,194)	(2,123)

Net realized and unrealized capital gains (losses) on investments	80,957	287,150	(38)	(242)

Increase (decrease) in net assets from operations	$83,533	$289,941	$(166)	$(468)

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA R - Transamerica Principium

Statements of Operations

Year Ended December 31, 2006

	J.P. Morgan Enhanced Index Subaccount	Marsico Growth Subaccount	BlackRock Large Cap Value Subaccount	MFS High Yield Subaccount
Net investment income (loss)
Income:
Dividends	$36	$—	$1,577	$16,183
Expenses:
Administrative, mortality and expense risk charge	37	1,347	3,046	1,698

Net investment income (loss)	(1)	(1,347)	(1,469)	14,485
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	17,306	1,933
Proceeds from sales	234	16,658	102,306	119,130
Cost of investments sold	231	15,087	97,159	121,195

Net realized capital gains (losses) on investments	3	1,571	22,453	(132)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	41	7,216	1,903	(3,875)
End of period	610	16,946	27,181	(144)

Net change in unrealized appreciation/depreciation of investments	569	9,730	25,278	3,731

Net realized and unrealized capital gains (losses) on investments	572	11,301	47,731	3,599

Increase (decrease) in net assets from operations	$571	$9,954	$46,262	$18,084

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA R - Transamerica Principium

Statements of Operations

Year Ended December 31, 2006

	PIMCO Total Return Subaccount	Legg Mason Partners All Cap Subaccount	Templeton Transamerica Global Subaccount	Transamerica Balanced Subaccount
Net investment income (loss)
Income:
Dividends	$22,347	$732	$3,958	$604
Expenses:
Administrative, mortality and expense risk charge	6,134	597	2,786	695

Net investment income (loss)	16,213	135	1,172	(91)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	12,504	—	1,746
Proceeds from sales	31,668	8,099	20,127	14,712
Cost of investments sold	32,349	7,831	17,022	13,507

Net realized capital gains (losses) on investments	(681)	12,772	3,105	2,951
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	391	(19)	23,583	759
End of period	3,417	194	73,896	1,736

Net change in unrealized appreciation/depreciation of investments	3,026	213	50,313	977

Net realized and unrealized capital gains (losses) on investments	2,345	12,985	53,418	3,928

Increase (decrease) in net assets from operations	$18,558	$13,120	$54,590	$3,837

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA R - Transamerica Principium

Statements of Operations

Year Ended December 31, 2006

	Transamerica Convertible Securities Subaccount	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount	Transamerica Money Market Subaccount
Net investment income (loss)
Income:
Dividends	$2,831	$—	$607	$85,866
Expenses:
Administrative, mortality and expense risk charge	1,731	1,975	4,812	18,781

Net investment income (loss)	1,100	(1,975)	(4,205)	67,085
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	3,002	—	20,166	—
Proceeds from sales	41,649	36,554	101,567	6,149,693
Cost of investments sold	41,750	32,168	90,242	6,149,693

Net realized capital gains (losses) on investments	2,901	4,386	31,491	—
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	547	4,290	7,411	—
End of period	9,711	21,281	4,736	—

Net change in unrealized appreciation/depreciation of investments	9,164	16,991	(2,675)	—

Net realized and unrealized capital gains (losses) on investments	12,065	21,377	28,816	—

Increase (decrease) in net assets from operations	$13,165	$19,402	$24,611	$67,085

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA R - Transamerica Principium

Statements of Operations

Year Ended December 31, 2006

	Transamerica U.S. Government Securities Subaccount	T. Rowe Price Equity Income Subaccount	T. Rowe Price Growth Stock Subaccount	T. Rowe Price Small Cap Subaccount
Net investment income (loss)
Income:
Dividends	$133	$12,547	$61	$—
Expenses:
Administrative, mortality and expense risk charge	148	5,892	1,331	4,500

Net investment income (loss)	(15)	6,655	(1,270)	(4,500)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	5	82,009	5,532	59,284
Proceeds from sales	21,007	48,466	23,233	71,240
Cost of investments sold	21,125	48,763	21,673	81,562

Net realized capital gains (losses) on investments	(113)	81,712	7,092	48,962
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(53)	(12,743)	444	(10,053)
End of period	(700)	30,996	17,421	(32,071)

Net change in unrealized appreciation/depreciation of investments	(647)	43,739	16,977	(22,018)

Net realized and unrealized capital gains (losses) on investments	(760)	125,451	24,069	26,944

Increase (decrease) in net assets from operations	$(775)	$132,106	$22,799	$22,444

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA R - Transamerica Principium

Statements of Operations

Year Ended December 31, 2006

	Van Kampen Active International Allocation Subaccount	Van Kampen Large Cap Core Subaccount	Van Kampen Mid-Cap Growth Subaccount	Transamerica U.S. Government Securities-PAM Subaccount
Net investment income (loss)
Income:
Dividends	$1,486	$100	$—	$2,049
Expenses:
Administrative, mortality and expense risk charge	5,471	49	54	194

Net investment income (loss)	(3,985)	51	(54)	1,855
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	730	—	75
Proceeds from sales	39,322	10,144	13,550	91,252
Cost of investments sold	31,674	10,862	12,607	91,695

Net realized capital gains (losses) on investments	7,648	12	943	(368)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	15,315	—	(27)	—
End of period	140,238	256	492	—

Net change in unrealized appreciation/depreciation of investments	124,923	256	519	—

Net realized and unrealized capital gains (losses) on investments	132,571	268	1,462	(368)

Increase (decrease) in net assets from operations	$128,586	$319	$1,408	$1,487

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA R - Transamerica Principium

Statements of Operations

Year Ended December 31, 2006

	International Moderate Growth Subaccount (1)	AIM V.I. Basic Value Subaccount	AIM V.I. Capital Appreciation Subaccount
Net investment income (loss)
Income:
Dividends	$—	$4	$—
Expenses:
Administrative, mortality and expense risk charge	5,396	15	85

Net investment income (loss)	(5,396)	(11)	(85)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	140	—
Proceeds from sales	70,593	40,230	13,272
Cost of investments sold	66,805	39,885	12,134

Net realized capital gains (losses) on investments	3,788	485	1,138
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—
End of period	123,769	—	967

Net change in unrealized appreciation/depreciation of investments	123,769	—	967

Net realized and unrealized capital gains (losses) on investments	127,557	485	2,105

Increase (decrease) in net assets from operations	$122,161	$474	$2,020

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA R - Transamerica Principium

Statements of Operations

Year Ended December 31, 2006

	AllianceBernstein Growth & Income Subaccount	AllianceBernstein Large Cap Growth Subaccount	Janus Aspen- Mid Cap Growth Subaccount
Net investment income (loss)
Income:
Dividends	$143	$—	$—
Expenses:
Administrative, mortality and expense risk charge	93	—	515

Net investment income (loss)	50	—	(515)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	641	—	—
Proceeds from sales	73,583	181	59,956
Cost of investments sold	71,312	188	54,078

Net realized capital gains (losses) on investments	2,912	(7)	5,878
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	1,317	—	573
End of period	—	—	4,120

Net change in unrealized appreciation/depreciation of investments	(1,317)	—	3,547

Net realized and unrealized capital gains (losses) on investments	1,595	(7)	9,425

Increase (decrease) in net assets from operations	$1,645	$(7)	$8,910

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA R - Transamerica Principium

Statements of Operations

Year Ended December 31, 2006

	Janus Aspen- Worldwide Growth Subaccount	MFS New Discovery Subaccount	MFS Total Return Subaccount	Fidelity-VIP Contrafund® Subaccount
Net investment income (loss)
Income:
Dividends	$2,347	$—	$12,088	$11,619
Expenses:
Administrative, mortality and expense risk charge	221	447	5,075	10,554

Net investment income (loss)	2,126	(447)	7,013	1,065
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	1,081	17,718	123,446
Proceeds from sales	13,898	59,664	51,657	338,216
Cost of investments sold	10,810	55,644	50,347	289,236

Net realized capital gains (losses) on investments	3,088	5,101	19,028	172,426
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	1,471	1,197	(4,146)	25,505
End of period	(1,753)	703	30,238	(10,301)

Net change in unrealized appreciation/depreciation of investments	(3,224)	(494)	34,384	(35,806)

Net realized and unrealized capital gains (losses) on investments	(136)	4,607	53,412	136,620

Increase (decrease) in net assets from operations	$1,990	$4,160	$60,425	$137,685

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA R - Transamerica Principium

Statements of Operations

Year Ended December 31, 2006

	Fidelity-VIP Equity- Income Subaccount	Fidelity-VIP Growth Subaccount	Fidelity-VIP Mid Cap Subaccount	Fidelity-VIP Value Strategies Subaccount
Net investment income (loss)
Income:
Dividends	$2,700	$—	$549	$463
Expenses:
Administrative, mortality and expense risk charge	367	14	5,385	1,432

Net investment income (loss)	2,333	(14)	(4,836)	(969)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	13,084	—	36,615	22,139
Proceeds from sales	28,803	200	320,725	25,914
Cost of investments sold	25,710	204	306,334	26,992

Net realized capital gains (losses) on investments	16,177	(4)	51,006	21,061
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	16,995	3,845
End of period	(8,636)	325	32,088	7,089

Net change in unrealized appreciation/depreciation of investments	(8,636)	325	15,093	3,244

Net realized and unrealized capital gains (losses) on investments	7,541	321	66,099	24,305

Increase (decrease) in net assets from operations	$9,874	$307	$61,263	$23,336

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA R - Transamerica Principium

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as noted

	Asset Allocation- Conservative Subaccount		Asset Allocation-Growth Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$51,788	$3,840	$(3,418)	$(2,200)
Net realized capital gains (losses) on investments	89,591	18,798	125,308	31,063
Net change in unrealized appreciation/depreciation of investments	87,886	1,395	90,671	42,319

Increase (decrease) in net assets from operations	229,265	24,033	212,561	71,182
Contract transactions
Net contract purchase payments	3,568,322	517,365	2,098,482	600,488
Transfer payments from (to) other subaccounts or general account	1,343,375	192,610	13,804	32,925
Contract terminations, withdrawals, and other deductions	(296,341)	(6,896)	(169,751)	(1,830)
Contract maintenance charges	(5,269)	(1,325)	(3,106)	(1,030)

Increase (decrease) in net assets from contract transactions	4,610,087	701,754	1,939,429	630,553

Net increase (decrease) in net assets	4,839,352	725,787	2,151,990	701,735
Net assets:
Beginning of the period	905,768	179,981	910,291	208,556

End of the period	$5,745,120	$905,768	$3,062,281	$910,291

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA R - Transamerica Principium

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as noted

	Asset Allocation-Moderate Subaccount		Asset Allocation-Moderate Growth Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$206,327	$30,652	$123,656	$8,171
Net realized capital gains (losses) on investments	650,571	116,932	916,359	110,941
Net change in unrealized appreciation/depreciation of investments	393,517	96,405	1,383,427	206,280

Increase (decrease) in net assets from operations	1,250,415	243,989	2,423,442	325,392
Contract transactions
Net contract purchase payments	13,334,918	4,331,820	24,486,293	6,099,955
Transfer payments from (to) other subaccounts or general account	2,496,557	470,336	5,118,287	512,464
Contract terminations, withdrawals, and other deductions	(426,158)	(35,098)	(300,821)	(20,318)
Contract maintenance charges	(20,330)	(622)	(28,895)	(1,987)

Increase (decrease) in net assets from contract transactions	15,384,987	4,766,436	29,274,864	6,590,114

Net increase (decrease) in net assets	16,635,402	5,010,425	31,698,306	6,915,506
Net assets:
Beginning of the period	5,084,849	74,424	7,171,967	256,461

End of the period	$21,720,251	$5,084,849	$38,870,273	$7,171,967

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA R - Transamerica Principium

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as noted

	MFS International Equity Subaccount		American Century Large Company Value Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$387	$(85)	$1,082	$(36)
Net realized capital gains (losses) on investments	11,867	571	9,930	442
Net change in unrealized appreciation/depreciation of investments	36,507	2,578	2,618	(148)

Increase (decrease) in net assets from operations	48,761	3,064	13,630	258
Contract transactions
Net contract purchase payments	742,432	46,686	41,398	5,900
Transfer payments from (to) other subaccounts or general account	420,149	22,884	87,085	2
Contract terminations, withdrawals, and other deductions	(2,395)	(299)	(325)	(202)
Contract maintenance charges	(265)	—	—	—

Increase (decrease) in net assets from contract transactions	1,159,921	69,271	128,158	5,700

Net increase (decrease) in net assets	1,208,682	72,335	141,788	5,958
Net assets:
Beginning of the period	72,335	—	17,174	11,216

End of the period	$1,281,017	$72,335	$158,962	$17,174

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA R - Transamerica Principium

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as noted

	Capital Guardian Global Subaccount		Capital Guardian U.S. Equity Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$11,665	$(1,431)	$(1,800)	$(529)
Net realized capital gains (losses) on investments	239,290	12,336	29,463	8,645
Net change in unrealized appreciation/depreciation of investments	(138,012)	34,145	1,197	2,700

Increase (decrease) in net assets from operations	112,943	45,050	28,860	10,816
Contract transactions
Net contract purchase payments	650,710	511,520	136,431	219,025
Transfer payments from (to) other subaccounts or general account	(59,194)	2,377	8,589	874
Contract terminations, withdrawals, and other deductions	(25,769)	(1,323)	(15,967)	(205)
Contract maintenance charges	(2,402)	—	(1,847)	(384)

Increase (decrease) in net assets from contract transactions	563,345	512,574	127,206	219,310

Net increase (decrease) in net assets	676,288	557,624	156,066	230,126
Net assets:
Beginning of the period	600,745	43,121	284,432	54,306

End of the period	$1,277,033	$600,745	$440,498	$284,432

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA R - Transamerica Principium

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as noted

	Capital Guardian Value Subaccount		Clarion Global Real Estate Securities Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$2,576	$497	$2,791	$572
Net realized capital gains (losses) on investments	61,536	17,826	100,619	7,593
Net change in unrealized appreciation/depreciation of investments	19,421	9,949	186,531	9,291

Increase (decrease) in net assets from operations	83,533	28,272	289,941	17,456
Contract transactions
Net contract purchase payments	229,083	412,351	464,819	163,450
Transfer payments from (to) other subaccounts or general account	(23,896)	10,331	689,267	9,895
Contract terminations, withdrawals, and other deductions	(21,087)	(1,422)	(30,301)	(257)
Contract maintenance charges	(2,082)	(382)	(180)	—

Increase (decrease) in net assets from contract transactions	182,018	420,878	1,123,605	173,088

Net increase (decrease) in net assets	265,551	449,150	1,413,546	190,544
Net assets:
Beginning of the period	504,176	55,026	231,566	41,022

End of the period	$769,727	$504,176	$1,645,112	$231,566

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA R - Transamerica Principium

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as noted

	Transamerica Science and Technology Subaccount		Jennison Growth Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(128)	$(22)	$(226)	$(109)
Net realized capital gains (losses) on investments	1,156	8	1,881	750
Net change in unrealized appreciation/depreciation of investments	(1,194)	1,224	(2,123)	1,299

Increase (decrease) in net assets from operations	(166)	1,210	(468)	1,940
Contract transactions
Net contract purchase payments	200	200	681	200
Transfer payments from (to) other subaccounts or general account	(4,805)	12,085	(12,252)	7,005
Contract terminations, withdrawals, and other deductions	(175)	(212)	(618)	(329)
Contract maintenance charges	—	—	(39)	—

Increase (decrease) in net assets from contract transactions	(4,780)	12,073	(12,228)	6,876

Net increase (decrease) in net assets	(4,946)	13,283	(12,696)	8,816
Net assets:
Beginning of the period	13,283	—	20,127	11,311

End of the period	$8,337	$13,283	$7,431	$20,127

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA R - Transamerica Principium

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as noted

	J.P. Morgan Enhanced Index Subaccount		Marsico Growth Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(1)	$34	$(1,347)	$(583)
Net realized capital gains (losses) on investments	3	2	1,571	16
Net change in unrealized appreciation/depreciation of investments	569	41	9,730	7,216

Increase (decrease) in net assets from operations	571	77	9,954	6,649
Contract transactions
Net contract purchase payments	200	4,237	55,157	67,340
Transfer payments from (to) other subaccounts or general account	(6)	2	(2,288)	17,891
Contract terminations, withdrawals, and other deductions	(190)	(204)	(733)	(326)
Contract maintenance charges	(7)	—	(73)	—

Increase (decrease) in net assets from contract transactions	(3)	4,035	52,063	84,905

Net increase (decrease) in net assets	568	4,112	62,017	91,554
Net assets:
Beginning of the period	4,112	—	120,301	28,747

End of the period	$4,680	$4,112	$182,318	$120,301

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA R - Transamerica Principium

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as noted

	BlackRock Large Cap Value Subaccount		MFS High Yield Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(1,469)	$(81)	$14,485	$5,537
Net realized capital gains (losses) on investments	22,453	3,270	(132)	1,933
Net change in unrealized appreciation/depreciation of investments	25,278	1,903	3,731	(5,181)

Increase (decrease) in net assets from operations	46,262	5,092	18,084	2,289
Contract transactions
Net contract purchase payments	254,095	189,328	118,504	136,865
Transfer payments from (to) other subaccounts or general account	(3,165)	10,445	(103,248)	3,478
Contract terminations, withdrawals, and other deductions	(33,161)	(312)	(8,177)	(280)
Contract maintenance charges	(294)	—	(32)	—

Increase (decrease) in net assets from contract transactions	217,475	199,461	7,047	140,063

Net increase (decrease) in net assets	263,737	204,553	25,131	142,352
Net assets:
Beginning of the period	204,553	—	215,511	73,159

End of the period	$468,290	$204,553	$240,642	$215,511

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA R - Transamerica Principium

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as noted

	PIMCO Total Return Subaccount		Legg Mason Partners All Cap Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$16,213	$988	$135	$—
Net realized capital gains (losses) on investments	(681)	2,769	12,772	2
Net change in unrealized appreciation/depreciation of investments	3,026	391	213	(19)

Increase (decrease) in net assets from operations	18,558	4,148	13,120	(17)
Contract transactions
Net contract purchase payments	562,296	455,770	66,295	2,554
Transfer payments from (to) other subaccounts or general account	131,729	4,082	51,010	1
Contract terminations, withdrawals, and other deductions	(21,547)	(283)	(187)	(203)
Contract maintenance charges	(137)	—	(2)	—

Increase (decrease) in net assets from contract transactions	672,341	459,569	117,116	2,352

Net increase (decrease) in net assets	690,899	463,717	130,236	2,335
Net assets:
Beginning of the period	492,464	28,747	2,335	—

End of the period	$1,183,363	$492,464	$132,571	$2,335

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA R - Transamerica Principium

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as noted

	Templeton Transamerica Global Subaccount		Transamerica Balanced Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$1,172	$779	$(91)	$44
Net realized capital gains (losses) on investments	3,105	192	2,951	840
Net change in unrealized appreciation/depreciation of investments	50,313	23,583	977	(117)

Increase (decrease) in net assets from operations	54,590	24,554	3,837	767
Contract transactions
Net contract purchase payments	18,449	276,027	342,970	7,077
Transfer payments from (to) other subaccounts or general account	3,599	493	34,642	(100)
Contract terminations, withdrawals, and other deductions	(7,670)	(477)	(1,248)	(304)
Contract maintenance charges	(2,008)	—	(44)	—

Increase (decrease) in net assets from contract transactions	12,370	276,043	376,320	6,673

Net increase (decrease) in net assets	66,960	300,597	380,157	7,440
Net assets:
Beginning of the period	300,597	—	18,583	11,143

End of the period	$367,557	$300,597	$398,740	$18,583

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA R - Transamerica Principium

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as noted

	Transamerica Convertible Securities Subaccount		Transamerica Equity Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$1,100	$(62)	$(1,975)	$(192)
Net realized capital gains (losses) on investments	2,901	1	4,386	566
Net change in unrealized appreciation/depreciation of investments	9,164	547	16,991	4,290

Increase (decrease) in net assets from operations	13,165	486	19,402	4,664
Contract transactions
Net contract purchase payments	288,740	18,322	94,734	151,433
Transfer payments from (to) other subaccounts or general account	12,786	5,767	54	13,406
Contract terminations, withdrawals, and other deductions	(11,200)	(202)	(8,042)	(336)
Contract maintenance charges	(212)	—	(243)	—

Increase (decrease) in net assets from contract transactions	290,114	23,887	86,503	164,503

Net increase (decrease) in net assets	303,279	24,373	105,905	169,167
Net assets:
Beginning of the period	24,373	—	169,167	—

End of the period	$327,652	$24,373	$275,072	$169,167

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA R - Transamerica Principium

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as noted

	Transamerica Growth Opportunities Subaccount		Transamerica Money Market Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(4,205)	$(429)	$67,085	$4,006
Net realized capital gains (losses) on investments	31,491	6,265	—	—
Net change in unrealized appreciation/depreciation of investments	(2,675)	7,411	—	—

Increase (decrease) in net assets from operations	24,611	13,247	67,085	4,006
Contract transactions
Net contract purchase payments	50,921	90,273	8,110,261	920,392
Transfer payments from (to) other subaccounts or general account	620,586	42,615	(3,425,694)	(745,162)
Contract terminations, withdrawals, and other deductions	(5,008)	(1,343)	(1,840,699)	(1,830)
Contract maintenance charges	(238)	—	(67)	—

Increase (decrease) in net assets from contract transactions	666,261	131,545	2,843,801	173,400

Net increase (decrease) in net assets	690,872	144,792	2,910,886	177,406
Net assets:
Beginning of the period	144,792	—	251,554	74,148

End of the period	$835,664	$144,792	$3,162,440	$251,554

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA R - Transamerica Principium

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as noted

	Transamerica U.S. Government Securities Subaccount		T. Rowe Price Equity Income Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(15)	$353	$6,655	$2,265
Net realized capital gains (losses) on investments	(113)	(248)	81,712	14,161
Net change in unrealized appreciation/depreciation of investments	(647)	(69)	43,739	(12,743)

Increase (decrease) in net assets from operations	(775)	36	132,106	3,683
Contract transactions
Net contract purchase payments	40,412	2,200	669,160	179,790
Transfer payments from (to) other subaccounts or general account	112,833	(10,307)	563,535	26,849
Contract terminations, withdrawals, and other deductions	(200)	(200)	(8,324)	(2,129)
Contract maintenance charges	(15)	—	(225)	—

Increase (decrease) in net assets from contract transactions	153,030	(8,307)	1,224,146	204,510

Net increase (decrease) in net assets	152,255	(8,271)	1,356,252	208,193
Net assets:
Beginning of the period	2,014	10,285	236,940	28,747

End of the period	$154,269	$2,014	$1,593,192	$236,940

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA R - Transamerica Principium

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as noted

	T. Rowe Price Growth Stock Subaccount		T. Rowe Price Small Cap Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(1,270)	$(106)	$(4,500)	$(691)
Net realized capital gains (losses) on investments	7,092	5	48,962	20,660
Net change in unrealized appreciation/depreciation of investments	16,977	444	(22,018)	(11,314)

Increase (decrease) in net assets from operations	22,799	343	22,444	8,655
Contract transactions
Net contract purchase payments	126,993	114,094	58,518	79,239
Transfer payments from (to) other subaccounts or general account	4,943	5	626,530	30,286
Contract terminations, withdrawals, and other deductions	(6,469)	(207)	(8,452)	(1,373)
Contract maintenance charges	(5)	—	(234)	—

Increase (decrease) in net assets from contract transactions	125,462	113,892	676,362	108,152

Net increase (decrease) in net assets	148,261	114,235	698,806	116,807
Net assets:
Beginning of the period	114,235	—	157,083	40,276

End of the period	$262,496	$114,235	$855,889	$157,083

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA R - Transamerica Principium

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as noted

	Van Kampen Active International Allocation Subaccount		Van Kampen Large Cap Core Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(3,985)	$2,889	$51	$—
Net realized capital gains (losses) on investments	7,648	1,542	12	2
Net change in unrealized appreciation/depreciation of investments	124,923	13,864	256	—

Increase (decrease) in net assets from operations	128,586	18,295	319	2
Contract transactions
Net contract purchase payments	1,049,787	148,427	13,071	200
Transfer payments from (to) other subaccounts or general account	383,021	(10,789)	(7)	4
Contract terminations, withdrawals, and other deductions	(18,276)	(298)	(10,094)	(206)
Contract maintenance charges	(46)	—	—	—

Increase (decrease) in net assets from contract transactions	1,414,486	137,340	2,970	(2)

Net increase (decrease) in net assets	1,543,072	155,635	3,289	—
Net assets:
Beginning of the period	196,100	40,465	—	—

End of the period	$1,739,172	$196,100	$3,289	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA R - Transamerica Principium

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as noted

	Van Kampen Mid-Cap Growth Subaccount		Transamerica U.S. Government Securities-PAM Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(54)	$(1)	$1,855	$(207)
Net realized capital gains (losses) on investments	943	3	(368)	1,310
Net change in unrealized appreciation/depreciation of investments	519	(27)	—	—

Increase (decrease) in net assets from operations	1,408	(25)	1,487	1,103
Contract transactions
Net contract purchase payments	3,671	2,100	—	—
Transfer payments from (to) other subaccounts or general account	2,371	4	(1,123)	(903)
Contract terminations, withdrawals, and other deductions	(179)	(207)	(346)	(200)
Contract maintenance charges	—	—	(18)	—

Increase (decrease) in net assets from contract transactions	5,863	1,897	(1,487)	(1,103)

Net increase (decrease) in net assets	7,271	1,872	—	—
Net assets:
Beginning of the period	1,872	—	—	—

End of the period	$9,143	$1,872	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA R - Transamerica Principium

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as noted

	International Moderate Growth Subaccount	AIM V.I. Basic Value Subaccount
	2006(1)	2006	2005
Operations
Net investment income (loss)	$(5,396)	$(11)	$—
Net realized capital gains (losses) on investments	3,788	485	2
Net change in unrealized appreciation/depreciation of investments	123,769	—	—

Increase (decrease) in net assets from operations	122,161	474	2
Contract transactions
Net contract purchase payments	1,619,312	3,071	200
Transfer payments from (to) other subaccounts or general account	629,873	(36)	(100)
Contract terminations, withdrawals, and other deductions	(7,291)	(186)	(102)
Contract maintenance charges	—	—	—

Increase (decrease) in net assets from contract transactions	2,241,894	2,849	(2)

Net increase (decrease) in net assets	2,364,055	3,323	—
Net assets:
Beginning of the period	—	—	—

End of the period	$2,364,055	$3,323	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA R - Transamerica Principium

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as noted

	AIM V.I. Capital Appreciation Subaccount		AllianceBernstein Growth & Income Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(85)	$—	$50	$50
Net realized capital gains (losses) on investments	1,138	3	2,912	22
Net change in unrealized appreciation/depreciation of investments	967	—	(1,317)	350

Increase (decrease) in net assets from operations	2,020	3	1,645	422
Contract transactions
Net contract purchase payments	19,318	200	200	200
Transfer payments from (to) other subaccounts or general account	(399)	3	(13,309)	(1)
Contract terminations, withdrawals, and other deductions	(180)	(206)	(189)	(203)
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	18,739	(3)	(13,298)	(4)

Net increase (decrease) in net assets	20,759	—	(11,653)	418
Net assets:
Beginning of the period	—	—	11,653	11,235

End of the period	$20,759	$—	$—	$11,653

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA R - Transamerica Principium

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as noted

	AllianceBernstein Large Cap Growth Subaccount		Janus Aspen-Mid Cap Growth Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$—	$—	$(515)	$(109)
Net realized capital gains (losses) on investments	(7)	6	5,878	1,884
Net change in unrealized appreciation/depreciation of investments	—	—	3,547	(1,025)

Increase (decrease) in net assets from operations	(7)	6	8,910	750
Contract transactions
Net contract purchase payments	300	200	3,071	3,636
Transfer payments from (to) other subaccounts or general account	(113)	5	25,629	(7,557)
Contract terminations, withdrawals, and other deductions	(180)	(211)	(1,117)	(303)
Contract maintenance charges	—	—	(37)	—

Increase (decrease) in net assets from contract transactions	7	(6)	27,546	(4,224)

Net increase (decrease) in net assets	—	—	36,456	(3,474)
Net assets:
Beginning of the period	—	—	8,392	11,866

End of the period	$—	$—	$44,848	$8,392

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA R - Transamerica Principium

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as noted

	Janus Aspen- Worldwide Growth Subaccount		MFS New Discovery Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$2,126	$44	$(447)	$(23)
Net realized capital gains (losses) on investments	3,088	18	5,101	6
Net change in unrealized appreciation/depreciation of investments	(3,224)	469	(494)	1,197

Increase (decrease) in net assets from operations	1,990	531	4,160	1,180
Contract transactions
Net contract purchase payments	313,676	200	59,192	200
Transfer payments from (to) other subaccounts or general account	59,196	1	(13,676)	12,533
Contract terminations, withdrawals, and other deductions	(185)	(202)	(174)	(209)
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	372,687	(1)	45,342	12,524

Net increase (decrease) in net assets	374,677	530	49,502	13,704
Net assets:
Beginning of the period	11,862	11,332	13,704	—

End of the period	$386,539	$11,862	$63,206	$13,704

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA R - Transamerica Principium

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as noted

	MFS Total Return Subaccount		Fidelity-VIP Contrafund® Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$7,013	$1,523	$1,065	$(1,216)
Net realized capital gains (losses) on investments	19,028	10,088	172,426	649
Net change in unrealized appreciation/depreciation of investments	34,384	(7,808)	(35,806)	25,505

Increase (decrease) in net assets from operations	60,425	3,803	137,685	24,938
Contract transactions
Net contract purchase payments	52,150	357,768	400,543	355,161
Transfer payments from (to) other subaccounts or general account	12,986	14,705	736,283	53,793
Contract terminations, withdrawals, and other deductions	(12,045)	(201)	(43,630)	(2,011)
Contract maintenance charges	(2,320)	(506)	(853)	—

Increase (decrease) in net assets from contract transactions	50,771	371,766	1,092,343	406,943

Net increase (decrease) in net assets	111,196	375,569	1,230,028	431,881
Net assets:
Beginning of the period	518,772	143,203	431,881	—

End of the period	$629,968	$518,772	$1,661,909	$431,881

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA R - Transamerica Principium

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as noted

	Fidelity-VIP Equity- Income Subaccount		Fidelity-VIP Growth Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$2,333	$—	$(14)	$—
Net realized capital gains (losses) on investments	16,177	1	(4)	3
Net change in unrealized appreciation/depreciation of investments	(8,636)	—	325	—

Increase (decrease) in net assets from operations	9,874	1	307	3
Contract transactions
Net contract purchase payments	130,540	200	3,071	200
Transfer payments from (to) other subaccounts or general account	63,345	1	(9)	4
Contract terminations, withdrawals, and other deductions	(7,958)	(202)	(186)	(207)
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	185,927	(1)	2,876	(3)

Net increase (decrease) in net assets	195,801	—	3,183	—
Net assets:
Beginning of the period	—	—	—	—

End of the period	$195,801	$—	$3,183	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA R - Transamerica Principium

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as noted

	Fidelity-VIP Mid Cap Subaccount		Fidelity-VIP Value Strategies Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(4,836)	$(633)	$(969)	$(208)
Net realized capital gains (losses) on investments	51,006	106	21,061	(72)
Net change in unrealized appreciation/depreciation of investments	15,093	16,995	3,244	3,845

Increase (decrease) in net assets from operations	61,263	16,468	23,336	3,565
Contract transactions
Net contract purchase payments	251,071	249,712	73,864	97,984
Transfer payments from (to) other subaccounts or general account	(9,540)	15,625	2,639	16,440
Contract terminations, withdrawals, and other deductions	(21,190)	(596)	(8,006)	(523)
Contract maintenance charges	(498)	—	(302)	—

Increase (decrease) in net assets from contract transactions	219,843	264,741	68,195	113,901

Net increase (decrease) in net assets	281,106	281,209	91,531	117,466
Net assets:
Beginning of the period	281,209	—	117,466	—

End of the period	$562,315	$281,209	$208,997	$117,466

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA R - Transamerica Principium

Notes to Financial Statements

December 31, 2006

1. Organization and Summary of Significant Accounting Policies

Organization

The Transamerica Life Insurance Company Separate Account VA R (the Mutual Fund Account) is a segregated investment account of Transamerica Life Insurance Company (Transamerica Life), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of multiple investment subaccounts (each a Series Fund and collectively the Series Funds). Activity in these specified investment subaccounts is available to contract owners of the Transamerica Principium Variable Annuity, issued by Transamerica Life. Each Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The Transamerica U.S. Government Securities-Portfolio Asset Manager-Service Class (“PAM”) was included in the Fund portfolio solely to facilitate a contract owner purchase option. If this option is elected, assets are automatically allocated from the contract owner’s other subaccounts into “PAM” when the policy value has dropped relative to the guaranteed amount.

Subaccount Investment by Fund:

AEGON/Transamerica Series Fund, Inc.-Service Class:

Asset Allocation-Conservative Portfolio-Service Class

Asset Allocation-Growth Portfolio-Service Class

Asset Allocation-Moderate Portfolio-Service Class

Asset Allocation-Moderate Growth Portfolio-Service Class

American Century Large Company Value-Service Class

MFS International Equity-Service Class

Capital Guardian Global-Service Class

Capital Guardian U.S. Equity-Service Class

Capital Guardian Value-Service Class

Clarion Global Real Estate Securities-Service Class

Transamerica Science and Technology-Service Class

Jennison Growth-Service Class

J.P. Morgan Enhanced Index-Service Class

Marsico Growth-Service Class

BlackRock Large Cap Value-Service Class

MFS High Yield-Service Class

PIMCO Total Return-Service Class

Legg Mason Partners All Cap-Service Class

Templeton Transamerica Global-Service Class

Transamerica Life Insurance Company

Separate Account VA R - Transamerica Principium

Notes to Financial Statements

December 31, 2006

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Fund: (continued)

Transamerica Balanced-Service Class

Transamerica Convertible Securities-Service Class

Transamerica Equity-Service Class

Transamerica Growth Opportunities-Service Class

Transamerica Money Market-Service Class

Transamerica U.S. Government Securities-Service Class

T. Rowe Price Equity Income-Service Class

T. Rowe Price Growth Stock-Service Class

T. Rowe Price Small Cap-Service Class

Van Kampen Active International Allocation-Service Class

Van Kampen Large Cap Core-Service Class

Van Kampen Mid-Cap Growth-Service Class

Transamerica U.S. Government Securities-Service Class-PAM

International Moderate Growth Fund-Service Class

AIM Variable Insurance Funds–Series II:

AIM V.I. Basic Value Fund-Series II

AIM V.I. Capital Appreciation Fund-Series II

AllianceBernstein Variable Products Series Fund, Inc.–Class B:

AllianceBernstein Growth and Income Portfolio-Class B

AllianceBernstein Large Cap Growth Portfolio-Class B

Janus Aspen Series–Service Shares:

Janus Aspen–Mid Cap Growth Portfolio-Service Class

Janus Aspen–Worldwide Growth Portfolio-Service Class

MFS® Variable Insurance TrustSM–Service Class:

MFS New Discovery Series-Service Class

MFS Total Return Series-Service Class

Variable Insurance Products Fund–Service Class 2:

Fidelity–VIP Contrafund® Portfolio-Service Class 2

Fidelity–VIP Equity-Income Portfolio-Service Class 2

Fidelity–VIP Growth Portfolio-Service Class 2

Fidelity–VIP Mid Cap Portfolio-Service Class 2

Fidelity–VIP Value Strategies Portfolio-Service Class 2

Transamerica Life Insurance Company

Separate Account VA R - Transamerica Principium

Notes to Financial Statements

December 31, 2006

1. Organization and Summary of Significant Accounting Policies (continued)

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
International Moderate Growth	May 1, 2006

The period ended December 31, 2004 represents the period from May 1, 2004 (Date of commencement of operations) through December 31, 2004

The following name changes were made effective during the fiscal year ended December 31, 2006:

Portfolio	Formerly
MFS International Equity-Service Class	American Century International-Service Class
Transamerica Science and Technology-Service Class	Great Companies-TechnologySM-Service Class
BlackRock Large Cap Value-Service Class	Mercury Large Cap Value-Service Class
Legg Mason Partners All Cap-Service Class	Salomon All Cap-Service Class
Templeton Transamerica Global-Service Class	Templeton Great Companies Global-Service Class

The following Portfolios were merged as of October 27, 2006:

Portfolio	Formerly
Transamerica Equity - Service Class	Great Companies - America SM - Service Class
Transamerica Equity - Service Class	Janus Growth - Service Class

Investments

Net purchase payments received by the Mutual Fund Account are invested in the portfolios of the Series Funds, as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2006.

Realized capital gains and losses from the sales of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the mutual funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.

Transamerica Life Insurance Company

Separate Account VA R - Transamerica Principium

Notes to Financial Statements

December 31, 2006

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2006 were as follows:

	Purchases	Sales
AEGON/Transamerica Series Fund, Inc.-Service Class:
Asset Allocation-Conservative Portfolio-Service Class	$6,167,696	$1,396,183
Asset Allocation-Growth Portfolio-Service Class	2,396,724	377,130
Asset Allocation-Moderate Portfolio-Service Class	17,575,014	1,429,068
Asset Allocation-Moderate Growth Portfolio-Service Class	31,534,063	1,363,657
American Century Large Company Value-Service Class	168,064	30,197
MFS International Equity-Service Class	1,184,742	14,179
Capital Guardian Global-Service Class	992,867	154,735
Capital Guardian U.S. Equity-Service Class	173,929	21,084
Capital Guardian Value-Service Class	315,143	75,934
Clarion Global Real Estate Securities-Service Class	1,327,700	120,089
Transamerica Science and Technology-Service Class	9,824	13,199
Jennison Growth-Service Class	107,221	118,988
J.P. Morgan Enhanced Index-Service Class	230	234
Marsico Growth-Service Class	67,380	16,658
BlackRock Large Cap Value-Service Class	335,614	102,306
MFS High Yield-Service Class	142,604	119,130
PIMCO Total Return-Service Class	720,218	31,668
Legg Mason Partners All Cap-Service Class	137,860	8,099
Templeton Transamerica Global-Service Class	33,665	20,127
Transamerica Balanced-Service Class	392,688	14,712
Transamerica Convertible Securities-Service Class	335,864	41,649
Transamerica Equity-Service Class	121,081	36,554
Transamerica Growth Opportunities-Service Class	783,780	101,567
Transamerica Money Market-Service Class	9,060,580	6,149,693
Transamerica U.S. Government Securities-Service Class	174,027	21,007
T. Rowe Price Equity Income-Service Class	1,361,271	48,466
T. Rowe Price Growth Stock-Service Class	152,957	23,233
T. Rowe Price Small Cap-Service Class	802,377	71,240
Van Kampen Active International Allocation-Service Class	1,449,819	39,322
Van Kampen Large Cap Core-Service Class	13,896	10,144
Van Kampen Mid-Cap Growth-Service Class	19,360	13,550
Transamerica U.S. Government Securities-Service Class-PAM	91,696	91,252
International Moderate Growth Fund-Service Class	2,307,098	70,593

Transamerica Life Insurance Company

Separate Account VA R - Transamerica Principium

Notes to Financial Statements

December 31, 2006

2. Investments (continued)

	Purchases	Sales
AIM Variable Insurance Funds–Series II:
AIM V.I. Basic Value Fund-Series II	$43,208	$40,230
AIM V.I. Capital Appreciation Fund-Series II	31,927	13,272
AllianceBernstein Variable Products Series Fund, Inc.–Class B:
AllianceBernstein Growth and Income Portfolio-Class B	60,977	73,583
AllianceBernstein Large Cap Growth Portfolio-Class B	188	181
Janus Aspen Series–Service Shares:
Janus Aspen–Mid Cap Growth Portfolio-Service Class	86,992	59,956
Janus Aspen–Worldwide Growth Portfolio-Service Class	388,711	13,898
MFS® Variable Insurance TrustSM–Service Class:
MFS New Discovery Series-Service Class	105,645	59,664
MFS Total Return Series-Service Class	127,154	51,657
Variable Insurance Products Fund–Service Class 2:
Fidelity–VIP Contrafund® Portfolio-Service Class 2	1,555,066	338,216
Fidelity–VIP Equity-Income Portfolio-Service Class 2	230,152	28,803
Fidelity–VIP Growth Portfolio-Service Class 2	3,063	200
Fidelity–VIP Mid Cap Portfolio-Service Class 2	572,339	320,725
Fidelity–VIP Value Strategies Portfolio-Service Class 2	115,279	25,914

Transamerica Life Insurance Company

Separate Account VA R - Transamerica Principium

Notes to Financial Statements

December 31, 2006

3. Accumulation Units Outstanding

A summary of changes in accumulation units outstanding follows:

	Asset Allocation- Conservative Subaccount	Asset Allocation- Growth Subaccount	Asset Allocation- Moderate Subaccount	Asset Allocation- Moderate Growth Subaccount
Units outstanding at January 1, 2005	167,596	187,063	68,393	231,486
Units purchased	480,448	523,197	3,960,097	5,317,576
Units redeemed and transferred	168,037	25,423	383,026	426,390

Units outstanding at December 31, 2005	816,081	735,683	4,411,516	5,975,452
Units purchased	1,094,537	461,811	6,552,297	11,844,766
Units redeemed and transferred	3,273,725	1,337,924	7,501,715	14,140,984

Units outstanding at December 31, 2006	5,184,343	2,535,418	18,465,528	31,961,202

	MFS International Equity Subaccount	American Century Large Company Value Subaccount	Capital Guardian Global Subaccount	Capital Guardian U.S. Equity Subaccount
Units outstanding at January 1, 2005	—	10,079	39,476	50,273
Units purchased	40,061	5,104	466,344	201,870
Units redeemed and transferred	20,293	(193)	435	(1,585)

Units outstanding at December 31, 2005	60,354	14,990	506,255	250,558
Units purchased	461,142	33,040	451,924	16,447
Units redeemed and transferred	369,744	84,391	19,049	109,520

Units outstanding at December 31, 2006	891,240	132,421	977,228	376,525

Transamerica Life Insurance Company

Separate Account VA R - Transamerica Principium

Notes to Financial Statements

December 31, 2006

3. Accumulation Units Outstanding (continued)

	Capital Guardian Value Subaccount	Clarion Global Real Estate Securities Subaccount	Transamerica Science and Technology Subaccount	Jennison Growth Subaccount
Units outstanding at January 1, 2005	48,407	30,223	—	10,391
Units purchased	365,110	115,106	208	199
Units redeemed and transferred	7,925	6,685	12,026	5,836

Units outstanding at December 31, 2005	421,442	152,014	12,234	16,426
Units purchased	80,229	236,254	2,509	386
Units redeemed and transferred	83,920	416,659	(7,568)	(10,792)

Units outstanding at December 31, 2006	585,591	804,927	7,175	6,020

	J.P. Morgan Enhanced Index Subaccount	Marsico Growth Subaccount	BlackRock Large Cap Value Subaccount	MFS High Yield Subaccount
Units outstanding at January 1, 2005	—	25,622	—	67,380
Units purchased	3,872	62,427	156,609	126,903
Units redeemed and transferred	(196)	15,679	8,683	2,922

Units outstanding at December 31, 2005	3,676	103,728	165,292	197,205
Units purchased	—	47,038	126,134	55,177
Units redeemed and transferred	(6)	(98)	52,856	(44,635)

Units outstanding at December 31, 2006	3,670	150,668	344,282	207,747

Transamerica Life Insurance Company

Separate Account VA R - Transamerica Principium

Notes to Financial Statements

December 31, 2006

3. Accumulation Units Outstanding (continued)

	PIMCO Total Return Subaccount	Legg Mason Partners All Cap Subaccount	Templeton Transamerica Global Subaccount	Transamerica Balanced Subaccount
Units outstanding at January 1, 2005	27,739	—	—	10,088
Units purchased	441,375	2,325	260122	6,373
Units redeemed and transferred	3,607	(200)	(148)	(390)

Units outstanding at December 31, 2005	472,721	2,125	259,974	16,071
Units purchased	215,485	57,823	1,498	210,358
Units redeemed and transferred	428,568	50,550	12,513	124,714

Units outstanding at December 31, 2006	1,116,774	110,498	273,985	351,143

	Transamerica Convertible Securities Subaccount	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount	Transamerica Money Market Subaccount
Units outstanding at January 1, 2005	—	—	—	74,114
Units purchased	16,657	121,197	80,270	913,458
Units redeemed and transferred	5,044	10,710	37,087	(740,496)

Units outstanding at December 31, 2005	21,701	131,907	117,357	247,076
Units purchased	77,266	47,426	27,495	2,710,962
Units redeemed and transferred	206,323	30,234	509,562	88,365

Units outstanding at December 31, 2006	305,290	209,567	654,414	3,046,403

Transamerica Life Insurance Company

Separate Account VA R - Transamerica Principium

Notes to Financial Statements

December 31, 2006

3. Accumulation Units Outstanding (continued)

	Transamerica U.S. Government Securities Subaccount	T. Rowe Price Equity Income Subaccount	T. Rowe Price Growth Stock Subaccount	T. Rowe Price Small Cap Subaccount
Units outstanding at January 1, 2005	10,003	25,724	—	37,835
Units purchased	2,200	158,323	100,472	70,555
Units redeemed and transferred	(10,201)	21,933	(200)	26,210

Units outstanding at December 31, 2005	2,002	205,980	100,272	134,600
Units purchased	1,666	421,785	39,078	27,115
Units redeemed and transferred	141,930	589,120	79,557	558,637

Units outstanding at December 31, 2006	145,598	1,216,885	218,907	720,352

	Van Kampen Active International Allocation Subaccount	Van Kampen Large Cap Core Subaccount	Van Kampen Mid-Cap Growth Subaccount	Transamerica U.S. Government Securities- PAM Subaccount
Units outstanding at January 1, 2005	35,412	—	—	—
Units purchased	131,117	196	1,838	198
Units redeemed and transferred	(9,756)	(196)	(200)	(198)

Units outstanding at December 31, 2005	156,773	—	1,638	—
Units purchased	635,049	10,645	3,161	2,650
Units redeemed and transferred	352,061	(8,130)	2,562	(2,650)

Units outstanding at December 31, 2006	1,143,883	2,515	7,361	—

Transamerica Life Insurance Company

Separate Account VA R - Transamerica Principium

Notes to Financial Statements

December 31, 2006

3. Accumulation Units Outstanding (continued)

	International Moderate Growth Subaccount(1)	AIM V.I. Basic Value Subaccount	AIM V.I. Capital Appreciation Subaccount	AllianceBernstein Growth & Income Subaccount
Units outstanding at January 1, 2005		—	—	10,398
Units purchased		201	196	190
Units redeemed and transferred		(201)	(196)	(190)

Units outstanding at December 31, 2005	—	—	—	10,398
Units purchased	628,978	17,154	—	—
Units redeemed and transferred	1,658,978	(14,504)	17,154	(10,398)

Units outstanding at December 31, 2006	2,287,956	2,650	17,154	—

	AllianceBernstein Large Cap Growth Subaccount	Janus Aspen-Mid Cap Growth Subaccount	Janus Aspen- Worldwide Growth Subaccount	MFS New Discovery Subaccount
Units outstanding at January 1, 2005	—	10,295	10,864	—
Units purchased	200	4,520	200	210
Units redeemed and transferred	(200)	(8,208)	(200)	12,239

Units outstanding at December 31, 2005	—	6,607	10,864	12,449
Units purchased	—	4,650	488,214	50,715
Units redeemed and transferred	—	21,252	(196,132)	(9,659)

Units outstanding at December 31, 2006	—	32,509	302,946	53,505

Transamerica Life Insurance Company

Separate Account VA R - Transamerica Principium

Notes to Financial Statements

December 31, 2006

3. Accumulation Units Outstanding (continued)

	MFS Total Return Subaccount	Fidelity-VIP Contrafund® Subaccount	Fidelity-VIP Equity- Income Subaccount	Fidelity-VIP Growth Subaccount
Units outstanding at January 1, 2005	131,066	—	—	—
Units purchased	328,027	298,506	196	203
Units redeemed and transferred	12,622	43,874	(196)	(203)

Units outstanding at December 31, 2005	471,715	342,380	—	—
Units purchased	40,381	222,305	80,164	2,761
Units redeemed and transferred	11,458	678,209	69,630	—

Units outstanding at December 31, 2006	523,554	1,242,894	149,794	2,761

	Fidelity- VIP Mid Cap Subaccount	Fidelity-VIP Value Strategies Subaccount
Units outstanding at January 1, 2005	—	—
Units purchased	195,896	88,267
Units redeemed and transferred	12,530	14,057

Units outstanding at December 31, 2005	208,426	102,324
Units purchased	135,543	37,562
Units redeemed and transferred	66,587	24,610

Units outstanding at December 31, 2006	410,556	164,496

Transamerica Life Insurance Company

Separate Account VA R - Transamerica Principium

Notes to Financial Statements

December 31, 2006

4. Financial Highlights

The Mutual Fund Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Asset Allocation-Conservative
	12/31/2006		5,184,343	$1.21 to $1.03	$5,745,120	2.95%	0.85% to 1.35%	8.23 % to 3.46%
	12/31/2005		816,081	1.12 to 1.07	905,768	1.83	0.85 to 1.00	4.13 to 6.80
	12/31/2004	(1)	167,596	1.07	179,981	0.00	0.85	7.39
Asset Allocation-Growth
	12/31/2006		2,535,418	1.41 to 1.05	3,062,281	0.62	0.85 to 1.35	14.31 to 4.90
	12/31/2005		735,683	1.24 to 1.16	910,291	0.43	0.85 to 1.00	10.98 to 15.81
	12/31/2004	(1)	187,063	1.11	208,556	0.00	0.85	11.49
Asset Allocation-Moderate
	12/31/2006		18,465,528	1.27 to 1.04	21,720,251	2.79	0.85 to 1.35	10.28 to 4.09
	12/31/2005		4,411,516	1.16 to 1.10	5,084,849	2.30	0.85 to 1.00	6.23 to 9.97
	12/31/2004	(1)	68,393	1.09	74,424	0.02	0.85	8.82
Asset Allocation-Moderate Growth
	12/31/2006		31,961,202	1.36 to 1.05	38,870,273	1.60	0.85 to 1.35	12.58 to 4.58
	12/31/2005		5,975,452	1.21 to 1.13	7,171,967	1.14	0.85 to 1.00	8.78 to 13.18
	12/31/2004	(1)	231,486	1.11	256,461	0.00	0.85	10.79
MFS International Equity
	12/31/2006		891,240	1.52 to 1.06	1,281,017	0.94	0.85 to 1.35	21.89 to 6.20
	12/31/2005		60,354	1.25 to 1.16	72,335	0.28	0.85 to 1.00	11.48 to 15.72
	12/31/2004	(1)	—	1.12	—	0.00	0.85	11.95
American Century Large Company Value
	12/31/2006		132,421	1.36 to 1.12	158,962	2.50	0.85 to 1.35	18.44 to 11.59
	12/31/2005		14,990	1.15 to 1.06	17,174	0.52	0.85 to 1.00	2.96 to 5.53
	12/31/2004	(1)	10,079	1.11	11,216	0.00	0.85	11.28
Capital Guardian Global
	12/31/2006		977,228	1.35 to 1.03	1,277,033	2.24	0.85 to 1.35	13.04 to 3.45
	12/31/2005		506,255	1.19 to 1.15	600,745	0.42	0.85 to 1.00	8.98 to 14.98
	12/31/2004	(1)	39,476	1.09	43,121	0.00	0.85	9.23
Capital Guardian U.S. Equity
	12/31/2006		376,525	1.24 to 1.03	440,498	0.32	0.85 to 1.35	8.94 to 3.23
	12/31/2005		250,558	1.14 to 1.11	284,432	0.59	0.85 to 1.00	5.17 to 10.69
	12/31/2004	(1)	50,273	1.08	54,306	0.00	0.85	8.02
Capital Guardian Value
	12/31/2006		585,591	1.40 to 1.09	769,727	1.32	0.85 to 1.35	15.23 to 8.51
	12/31/2005		421,442	1.21 to 1.09	504,176	1.02	0.85 to 1.00	6.60 to 9.26
	12/31/2004	(1)	48,407	1.14	55,026	0.00	0.85	13.67
Clarion Global Real Estate Securities
	12/31/2006		804,927	2.14 to 1.24	1,645,112	1.21	0.85 to 1.35	40.72 to 23.88
	12/31/2005		152,014	1.52 to 1.17	231,566	1.45	0.85 to 1.00	12.23 to 17.05
	12/31/2004	(1)	30,223	1.36	41,022	0.00	0.85	35.73

Transamerica Life Insurance Company

Separate Account VA R - Transamerica Principium

Notes to Financial Statements

December 31, 2006

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica Science and Technology
	12/31/2006		7,175	$1.08 to $0.97	$8,337	0.00%	0.85% to 1.35%	(0.08)% to (2.60)%
	12/31/2005		12,234	1.09 to 1.16	13,283	0.00	0.85 to 1.00	1.00 to 16.46
	12/31/2004	(1)	—	1.07	—	0.00	0.85	7.50
Jennison Growth
	12/31/2006		6,020	1.23 to 1.01	7,431	0.00	0.85 to 1.35	0.75 to 0.82
	12/31/2005		16,426	1.23 to 1.20	20,127	0.03	0.85 to 1.00	12.57 to 20.47
	12/31/2004	(1)	10,391	1.09	11,311	0.00	0.85	8.85
J.P. Morgan Enhanced Index
	12/31/2006		3,670	1.28 to 1.09	4,680	0.00	0.85 to 1.35	14.00 to 9.38
	12/31/2005		3,676	1.12 to 1.07	4,112	3.01	0.85 to 1.00	2.33 to 6.69
	12/31/2004	(1)	—	1.09	—	0.00	0.85	9.32
Marsico Growth
	12/31/2006		150,668	1.26 to 1.01	182,318	0.00	0.85 to 1.35	4.27 to 1.37
	12/31/2005		103,728	1.20 to 1.13	120,301	0.00	0.85 to 1.00	7.30 to 12.97
	12/31/2004	(1)	25,622	1.12	28,747	0.00	0.85	12.20
BlackRock Large Cap Value
	12/31/2006		344,282	1.53 to 1.07	468,290	0.00	0.85 to 1.35	15.64 to 6.73
	12/31/2005		165,292	1.33 to 1.15	204,553	0.73	0.85 to 1.00	14.76 to 14.64
	12/31/2004	(1)	—	1.15	—	0.00	0.85	15.50
MFS High Yield
	12/31/2006		207,747	1.20 to 1.06	240,642	0.00	0.85 to 1.35	9.69 to 6.14
	12/31/2005		197,205	1.09 to 1.04	215,511	6.56	0.85 to 1.00	0.65 to 3.86
	12/31/2004	(1)	67,380	1.09	73,159	0.00	0.85	8.58
PIMCO Total Return
	12/31/2006		1,116,774	1.08 to 1.04	1,183,363	0.00	0.85 to 1.35	3.03 to 3.93
	12/31/2005		472,721	1.05 to 1.01	492,464	1.57	0.85 to 1.00	0.55 to 1.18
	12/31/2004	(1)	27,739	1.04	28,747	0.00	0.85	3.63
Legg Mason Partners All Cap
	12/31/2006		110,498	1.29 to 1.08	132,571	0.00	0.85 to 1.35	17.30 to 8.11
	12/31/2005		2,125	1.10 to 1.10	2,335	0.63	0.85 to 1.00	2.93 to 9.68
	12/31/2004	(1)	—	1.07	—	0.00	0.85	0.00
Templeton Transamerica Global
	12/31/2006		273,985	1.36 to 1.08	367,557	0.00	0.85 to 1.35	17.45 to 7.74
	12/31/2005		259,974	1.16 to 1.11	300,597	1.19	0.85 to 1.00	6.33 to 11.06
	12/31/2004	(1)	—	1.09	—	0.00	0.85	8.74

Transamerica Life Insurance Company

Separate Account VA R - Transamerica Principium

Notes to Financial Statements

December 31, 2006

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica Balanced
	12/31/2006		351,143	$1.27 to $1.03	$398,740	0.82%	0.85% to 1.35%	7.83% to 2.82%
	12/31/2005		16,071	1.18 to 1.12	18,583	1.21	0.85 to 1.00	6.88 to 11.53
	12/31/2004	(1)	10,088	1.10	11,143	0.00	0.85	10.46
Transamerica Convertible Securities
	12/31/2006		305,290	1.24 to 0.99	327,652	1.72	0.85 to 1.35	9.72 to (0.65)
	12/31/2005		21,701	1.13 to 1.12	24,373	0.00	0.85 to 1.00	2.67 to 12.31
	12/31/2004	(1)	—	1.10	—	0.00	0.85	10.07
Transamerica Equity
	12/31/2006		209,567	1.38 to 1.01	275,072	0.00	0.85 to 1.35	7.47 to 1.28
	12/31/2005		131,907	1.28 to 1.24	169,167	0.24	0.85 to 1.00	15.30 to 24.04
	12/31/2004	(1)	—	1.11	—	0.00	0.85	11.44
Transamerica Growth Opportunities
	12/31/2006		654,414	1.28 to 0.96	835,664	0.11	0.85 to 1.35	4.02 to (3.86)
	12/31/2005		117,357	1.23 to 1.25	144,792	0.00	0.85 to 1.00	14.96 to 25.19
	12/31/2004	(1)	—	1.07	—	0.00	0.85	6.83
Transamerica Money Market
	12/31/2006		3,046,403	1.05 to 1.02	3,162,439	4.20	0.85 to 1.35	3.59 to 2.20
	12/31/2005		247,076	1.02 to 1.01	251,553	3.14	0.85 to 1.00	1.76 to 1.29
	12/31/2004	(1)	74,114	1.00	74,148	0.73	0.85	0.05
Transamerica U.S. Government Securities
	12/31/2006		145,598	1.06 to 1.04	154,269	0.54	0.85 to 1.35	2.19 to 4.03
	12/31/2005		2,002	1.04 to 1.01	2,014	4.93	0.85 to 1.00	1.12 to 0.59
	12/31/2004	(1)	10,003	1.03	10,285	0.00	0.85	2.81
T. Rowe Price Equity Income
	12/31/2006		1,216,885	1.35 to 1.10	1,593,192	1.83	0.85 to 1.35	17.71 to 9.97
	12/31/2005		205,980	1.15 to 1.06	236,940	2.83	0.85 to 1.00	2.93 to 5.69
	12/31/2004	(1)	25,724	1.12	28,747	0.00	0.85	11.75
T. Rowe Price Growth Stock
	12/31/2006		218,907	1.28 to 1.08	262,496	0.04	0.85 to 1.35	12.19 to 7.91
	12/31/2005		100,272	1.14 to 1.12	114,235	0.07	0.85 to 1.00	5.01 to 12.23
	12/31/2004	(1)	—	1.09	—	0.00	0.85	8.51
T. Rowe Price Small Cap
	12/31/2006		720,352	1.19 to 0.95	855,889	0.00	0.85 to 1.35	2.47 to (5.16)
	12/31/2005		134,600	1.17 to 1.18	157,083	0.00	0.85 to 1.00	9.47 to 17.61
	12/31/2004	(1)	37,835	1.06	40,276	0.00	0.85	6.45
Van Kampen Active International Allocation
	12/31/2006		1,143,883	1.57 to 1.06	1,739,172	0.22	0.85 to 1.35	22.15 to 5.91
	12/31/2005		156,773	1.29 to 1.17	196,100	4.20	0.85 to 1.00	12.66 to 16.79
	12/31/2004	(1)	35,412	1.14	40,465	0.00	0.85	14.27
Van Kampen Large Cap Core
	12/31/2006		2,515	1.31 to 1.06	3,289	1.41	0.85 to 1.35	9.14 to 6.33
	12/31/2005		—	1.20 to 1.14	—	0.00	0.85 to 1.00	8.20 to 14.11
	12/31/2004	(1)	—	1.11	—	0.00	0.85	10.75

Transamerica Life Insurance Company

Separate Account VA R - Transamerica Principium

Notes to Financial Statements

December 31, 2006

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Van Kampen Mid-Cap Growth
	12/31/2006		7,361	$1.24 to $1.00	$9,143	0.00%	0.85% to 1.35%	8.67 % to (0.46) %
	12/31/2005		1,638	1.14 to 1.14	1,872	0.00	0.85 to 1.00	6.41 to 13.91
	12/31/2004	(1)	—	1.07	—	0.00	0.85	7.41
Transamerica U.S. Government Securities-PAM
	12/31/2006		—	1.06 to 1.01	—	5.31	0.85 to 1.35	2.19 to 4.03
	12/31/2005		—	1.04 to 1.01	—	0.00	0.85 to 1.00	0.59 to 1.12
	12/31/2004	(1)	—	1.03	—	0.00	0.85	2.81
International Moderate Growth
	12/31/2006	(1)	2,287,956	1.04 to 1.03	2,364,055	0.00	0.85 to 1.35	3.52 to 3.18
AIM V.I. Basic Value
	12/31/2006		2,650	1.25 to 1.06	3,323	0.16	0.85 to 1.35	11.99 to 6.39
	12/31/2005		—	1.12 to 1.09	—	0.00	0.85 to 1.00	4.54 to 8.81
	12/31/2004	(1)	—	1.07	—	0.00	0.85	7.09
AIM V.I. Capital Appreciation
	12/31/2006		17,154	1.22 to 0.99	20,759	0.00	0.85 to 1.35	5.17 to (1.23)
	12/31/2005		—	1.16 to 1.15	—	0.00	0.85 to 1.00	7.67 to 15.24
	12/31/2004	(1)	—	1.07	—	0.00	0.85	7.46
AllianceBernstein Growth & Income
	12/31/2006		—	1.30 to 1.11	—	1.18	0.85 to 1.35	16.00 to 10.82
	12/31/2005		10,398	1.12 to 1.06	11,653	1.28	0.85 to 1.00	3.72 to 6.27
	12/31/2004	(1)	10,398	1.08	11,235	0.00	0.85	8.05
AllianceBernstein Large Cap Growth
	12/31/2006		—	1.22 to 0.99	—	0.00	0.85 to 1.35	(1.48) to (0.81)
	12/31/2005		—	1.24 to 1.24	—	0.00	0.85 to 1.00	13.88 to 23.67
	12/31/2004	(1)	—	1.09	—	0.00	0.85	8.96
Janus Aspen-Mid Cap Growth
	12/31/2006		32,509	1.44 to 1.05	44,848	0.00	0.85 to 1.35	12.35 to 5.09
	12/31/2005		6,607	1.28 to 1.19	8,392	0.00	0.85 to 1.00	11.09 to 19.49
	12/31/2004	(1)	10,295	1.15	11,866	0.00	0.85	15.26
Janus Aspen-Worldwide Growth
	12/31/2006		302,946	1.28 to 1.11	386,539	5.46	0.85 to 1.35	16.94 to 10.98
	12/31/2005		10,864	1.09 to 1.09	11,862	1.24	0.85 to 1.00	4.68 to 9.48
	12/31/2004	(1)	10,864	1.04	11,332	1.30	0.85	4.31
MFS New Discovery
	12/31/2006		53,505	1.23 to 1.01	63,206	0.00	0.85 to 1.35	11.98 to 0.94
	12/31/2005		12,449	1.10 to 1.20	13,704	0.00	0.85 to 1.00	4.15 to 20.29
	12/31/2004	(1)	—	1.06	—	0.00	0.85	5.69
MFS Total Return
	12/31/2006		523,554	1.23 to 1.07	629,968	2.08	0.85 to 1.35	10.69 to 7.23
	12/31/2005		471,715	1.11 to 1.03	518,772	1.35	0.85 to 1.00	1.74 to 3.48
	12/31/2004	(1)	131,066	1.09	143,203	0.00	0.85	9.26
Fidelity-VIP Contrafund®
	12/31/2006		1,242,894	1.42 to 1.03	1,661,909	0.99	0.85 to 1.35	10.50 to 2.95
	12/31/2005		342,380	1.29 to 1.19	431,881	0.02	0.85 to 1.00	15.67 to 18.86
	12/31/2004	(1)	—	1.11	—	0.00	0.85	11.22

Transamerica Life Insurance Company

Separate Account VA R - Transamerica Principium

Notes to Financial Statements

December 31, 2006

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Fidelity-VIP Equity-Income
	12/31/2006		149,794	$1.36 to $1.10	$195,801	4.60%	0.85% to 1.35%	18.92% to 10.43%
	12/31/2005		—	1.15 to 1.09	—	0.00	0.85 to 1.00	4.68 to 9.19
	12/31/2004	(1)	—	1.10	—	0.00	0.85	9.52
Fidelity-VIP Growth
	12/31/2006		2,761	1.15 to 1.01	3,183	0.00	0.85 to 1.35	5.68 to 1.29
	12/31/2005		—	1.09 to 1.12	—	0.00	0.85 to 1.00	4.62 to 11.69
	12/31/2004	(1)	—	1.04	—	0.00	0.85	4.29
Fidelity-VIP Mid Cap
	12/31/2006		410,556	1.59 to 0.98	562,315	0.09	0.85 to 1.35	11.46 to (1.58)
	12/31/2005		208,426	1.43 to 1.20	281,209	0.00	0.85 to 1.00	17.02 to 20.43
	12/31/2004	(1)	—	1.22	—	0.00	0.85	21.87
Fidelity-VIP Value Strategies
	12/31/2006		164,496	1.31 to 1.06	208,997	0.30	0.85 to 1.35	15.03 to 6.29
	12/31/2005		102,324	1.14 to 1.17	117,466	0.00	0.85 to 1.00	1.57 to 16.65
	12/31/2004	(1)	—	1.12	—	0.00	0.85	12.22

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest.

**	These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded. These charges range from .25% to .75% of the average contract owner’s account value depending on the options selected. Refer to the product’s prospectus for specific details. Expense ratios for periods of less than one year have been annualized.

***	These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total returns reflect a full twelve month period except for those subaccounts indicated as being a partial year in the Organization and Summary of Significant Accounting Policies footnote and new expense ratios as follows:

Expense Ratio	Inception Date
1.00%	May 1, 2005

Transamerica Life Insurance Company

Separate Account VA R - Transamerica Principium

Notes to Financial Statements

December 31, 2006

5. Administrative, Mortality, and Expense Risk Charge

Administrative charges include an annual charge of the lesser of 2.00% of the policy value or $35 per contract which will commence on the first policy anniversary of each contract owner’s account. Charges for administrative fees to the variable annuity contracts are an expense of the Mutual Fund Account. Transamerica Life also deducts a daily charge equal to an annual rate of .15% of the contract owner’s account for administrative expenses.

Transamerica Life deducts a daily charge equal to an annual rate of 0.70% or 1.20% of the value of the contract owner’s account (depending on the death benefit selected) as a charge for assuming certain mortality and expense risks.

6. Income Taxes

Operations of the Mutual Fund Account form a part of Transamerica Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of Transamerica Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from Transamerica Life. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to Transamerica Life, as long as earnings are credited under the variable annuity accounts.

7. Dividend Distributions

Dividends are not declared by the Mutual Fund Account, since the increase in the value of the underlying investment in the Series Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Mutual Fund Account. Consequently, a dividend distribution by the underlying Series Funds does not change either the accumulation unit price or equity values within the Mutual Fund Account.

PART C OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)	Exhibits:

	(1)	(a)	Resolution of the Board of Directors of Transamerica Life Insurance Company authorizing establishment of the Separate Account. Note 3.

	(2)		Not Applicable.

	(3)	(a)	Amended and Restated Principal Underwriting Agreement by and between Transamerica Life Insurance Company, on its own behalf and on the behalf of the Separate Account, and AFSG Securities Corporation. Note 14.

	(3)	(a)(1)	Amendment No. 4 to Principal Underwriting Agreement No. 15.

		(a)(2)	Form of Amendment No. 8 and Novation to Amended and Restated Principal Underwriting Agreement. Note 28.

		(b)	Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer. Note 1.

	(4)	(a)	Form of Policy. Note 15.

	(4)	(b)	Form of Rider (Additional Death Distribution). Note 5.

	(4)	(c)	Form of Rider (Initial Payment Guarantee). Note 5.

	(4)	(d)	Form of Rider (GPS). Note 17.

	(4)	(e)	Form of Rider (5 For Life). Note 18.

	(4)	(f)	Form of Death Benefit Rider (Return of Premium). Note 19.

	(4)	(g)	Form of Policy Rider (ADD+). Note 22.

	(4)	(h)	Form of C-Share Rider. Note 24.

	(4)	(i)	Form of Rider (5 for Life with Growth). Note 26.

	(4)	(j)	Form of Rider (Income Select for Life). Note 27.

	(5)	(a)	Form of Application. Note 15.

	(6)	(a)	Articles of Incorporation of Transamerica Life Insurance Company. Note 2.

		(b)	ByLaws of Transamerica Life Insurance Company. Note 2.

	(7)		Reinsurance Agreement Note 21.

	(8)	(a)	Participation Agreement among WRL Series Fund, Inc., Western Reserve Life Assurance Co. of Ohio, and PFL Life Insurance Company. Note 4

	(8)	(a)(1)	Amendment No. 16 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company. Note 2.

	(8)	(a)(2)	Amendment No. 17 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company. Note 5.

	(8)	(a)(3)	Amendment No. 28 to Participation Agreement among AEGON/Transamerica Series Fund, Inc., Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Note 15.

	(8)	(a)(4)	Amendment No. 31 to Participation Agreement among AEGON/ Transamerica Series Fund, Inc., Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Note 21.

	(8)	(a)(5)	Amendment No. 32 to Participation Agreement (AEGON/Transamerica). Note 22.

	(8)	(b)	Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., PFL Life Insurance Company and AFSG Securities Corporation. Note 6.

	(8)	(b)(1)	Amendment No. 11 to Participation Agreement by and among AIM Variable Insurance Fund, Inc., AIM Distributors, Inc., Transamerica Life Insurance Company and AFSG Securities Corporation. Note 16.

	(8)	(c)	Participation Agreement by and among Alliance Variable Products Series Fund, Inc., PFL Life Insurance Company, AFG Securities Corporation. Note 7.

	(8)	(c)(1)	Amendment No. 1 to Participation Agreement by and among Alliance Variable Products Series Fund, Inc., PFL Life Insurance Company, AFG Securities Corporation. Note 8.

	(8)	(c)(2)	Amendment No. 4 to Participation Agreement between Transamerica Life Insurance Company; AFSG Securities Corporation; Alliance Capital Management L.P.; and AllianceBernstein Investment Research and Management, Inc. Note 21.

	(8)	(d)	Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company. Note 7.

	(8)	(d)(1)	Amendment No. 2 to Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company. Note 9.

	(8)	(d)(2)	Amendment No. 7 to Janus Aspen Series Fund Participation Agreement and Transamerica Life Insurance Company. Note 21.

	(8)	(e)	Amended and Restated Participation Agreement among MFS Variable Insurance Trust, Transamerica Life Insurance Company and Massachusetts Financial Services Company. Note 10.

	(8)	(e)(1)	Amendment No. 7 to the Amended and Restated Participation Agreement, by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company, and Transamerica Life Insurance Company. Note 16.

	(8)	(f)	Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 11.

	(8)	(f)(1)	Amendment No. 1 to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 15.

	(8)	(f)(2)	Amendment No. 2 to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 15.

	(8)	(f)(3)	Amendment No. 3 to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 15.

	(8)	(f)(4)	Amendment No. 4 to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 12.

	(8)	(f)(5)	Amendment No. 10 to Participation Agreement by and between Transamerica Life Insurance Company, Variable Insurance Products Fund, Variable Insurance Products Fund II and Fidelity Distributors Corporation. Note 21.

	(8)	(g)	Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 11.

	(8)	(g)(1)	Amendment No. 1 to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 15.

	(8)	(g)(2)	Amendment No. 2 to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 15.

	(8)	(g)(3)	Amendment No. 3 to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 15.

	(8)	(g)(4)	Amendment No. 4 to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 12.

	(8)	(g)(5)	Amendment No. 10 Participation Agreement by and between Transamerica Life Insurance Company, Variable Insurance Products Fund, Variable Insurance Product Fund II and Fidelity Distributors Corporation. Note 21.

	(8)	(h)	Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 13.

	(8)	(h)(1)	Amendment to Participation Agreement among Variable Insurance Products III, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 15.

	(8)	(h)(2)	Amendment No. 2 to Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 12.

	(8)	(h)(3)	Amendment No. 7 to Participation Agreement by and between Transamerica Life Insurance Company, Variable Insurance Products Fund III, and Fidelity Distributors Corporation. Note 21.

	(8)	(i)	Amended and Restated Participation Agreement among Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25.

	(8)	(j)	Form of Amended and Restated Participation Agreement among Franklin/Templeton Distributors, Inc. and Transamerica Life Insurance Company. Note 28.

	(9)	(a)	Opinion and Consent of Counsel. Note 28.

	(9)	(b)	Consent of Counsel. Note 28.

	(10)	(a)	Consent of Independent Registered Public Accounting Firm. Note 28.

		(b)	Opinion and Consent of Actuary. Note 25.

	(11)		Not applicable.

	(12)		Not applicable.

	(13)		Performance Data Calculations. Note 25.

	(14)		Powers of Attorney. (L.N. Norman, C.H. Garrett, C.D. Vermie, A.C. Schneider, R.J. Kontz, B.K. Clancy) Note 3. (Ronald L. Ziegler) Note 20. (James A. Beardsworth) Note 23. (Brenda K. Clancy, Larry N. Norman, Arthur C. Schneider, Craig D. Vermie, Ronald L. Ziegler, James A. Beardsworth, and Eric J. Martin). Note 28.

Note 1.	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-87792) on May 8, 2002.

Note 2.	Incorporated herein by reference to initial filing of form N-4 Registration Statement (File No. 333-62738) on June 11, 2001.

Note 3.	Filed with Initial Filing to Form N-4 Registration Statement (File No. 333-109580) on October 9, 2003.

Note 4.	Incorporated herein by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333- 26209) on April 29, 1998.

Note 5.	Incorporated herein by reference to Post-Effective Amendment No. 25 to Form N-4 Registration Statement (File No. 33- 33085) on April 27, 2001.

Note 6.	Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333- 7509) on July 16, 1998.

Note 7.	Incorporated herein by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333- 26209) on April 28, 2000.

Note 8.	Incorporated herein by reference to Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 333-7509) on January 18, 2002.

Note 9.	Incorporated herein by reference to Post-Effective Amendment No. 22 to Form N-4 Registration Statement (File No. 33- 33085) on October 3, 2000.

Note 10.	Incorporated herein by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333- 87792) on April 30, 2003.

Note 11.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333- 7509) on December 6, 1996.

Note 12.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333- 63086) on September 13, 2001.

Note 13.	Incorporated herein by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333- 7509) on April 29, 1997.

Note 14.	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-98891) on August 29, 2002.

Note 15.	Filed with Pre-Effective No. 1 to Form N-4 Registration Statement (File No. 333-109580) on December 30, 2003.

Note 16.	Filed with Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-109580) on April 29, 2004.

Note 17.	Incorporated herein by reference with Initial Filing to Form N-4 Registration Statement (File No. 333-109913) on October 23, 2003.

Note 18.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333- 116562) on July 26, 2004.

Note 19.	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-110049) on October 29, 2003.

Note 20.	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-116562) on June 17, 2004.

Note 21.	Filed with Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-109580) on January 7, 2005.

Note 22.	Filed with Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-109580) on April 27, 2005.

Note 23.	Incorporated herein by reference to Initial filing to Form N-4 Registration Statement (File No. 033-33085) on September 12, 2005

Note 24.	Filed with Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-11289) on April 27, 2005.

Note 25.	Filed with Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-109580) on April 28, 2006.

Note 26.	Incorporated herein by reference to Post-Effective Amendment No. 39 to Form N-4 Registration Statement (File No. 33- 33085) on December 12, 2005.

Note 27.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333- 131987) filed on July 19, 2006.

Note 28.	Filed herewith.

Item 25.	Directors and Officers of the Depositor (Transamerica Life Insurance Company)

Name and Business Address	Principal Positions and Offices with Depositor

Larry N. Norman 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director, Chairman of the Board and President

Ronald L. Ziegler 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director and Vice President

Craig D. Vermie 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director, Senior Vice President, Secretary and General Counsel

Arthur C. Schneider 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director, Senior Vice President and Chief Tax Officer

Eric J. Martin 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Vice President and Corporate Controller

Brenda K. Clancy 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director, Executive Vice President, and Chief Operations Officer

James A. Beardsworth 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Senior Vice President and Treasurer

Item 26. Persons Controlled by or under Common Control With the Depositor or Registrant.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Academy Alliance Holdings Inc.	Canada	100% Creditor Resources, Inc.	Holding company

Academy Alliance Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance

Academy Insurance Group, Inc.	Delaware	100% Commonwealth General Corporation	Holding company

ADB Corporation, L.L.C.	Delaware	100% AUSA Holding Company	Special purpose limited Liability company

AEGON Alliances, Inc.	Virginia	100% Benefit Plans, Inc.	Insurance company marketing support

AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Canada Inc. (“ACI”)	Canada	100% TIHI	Holding company

AEGON Capital Management, Inc.	Canada	100% AEGON Canada Inc.	Portfolio management company/investment adviser

AEGON Dealer Services Canada, Inc.	Canada	100% 1490991 Ontario Limited	Mutual fund dealership

AEGON Derivatives N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Direct Marketing Services, Inc.	Maryland	100% Monumental Life Insurance Company	Marketing company

AEGON DMS Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company

AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Co.	Marketing

AEGON Fund Management, Inc.	Canada	100% AEGON Canada Inc.	Mutual fund manager

AEGON Funding Corp.	Delaware	100% AEGON USA, Inc.	Issue debt securities-net proceeds used to make loans to affiliates

AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies

AEGON International N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Ireland Services Limited	Ireland	100% AEGON Ireland Holding B.V.	Provides the services of staff and vendors to AEGON Financial Assurance Ireland, Limited and AEGON Global Institutional Markets plc

AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company

AEGON N.V.	Netherlands	22.72% of Vereniging AEGON Netherlands Membership Association	Holding company

AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies

AEGON U.S. Corporation	Iowa	AEGON U.S. Holding Corporation owns 12,962 shares; AEGON USA, Inc. owns 3,238 shares	Holding company

AEGON U.S. Holding Corporation	Delaware	1056 shares of Common Stock owned by Transamerica Corp.; 225 shares of Series A Voting Preferred Stock owned by Transemorica Coporation	Holding company

AEGON USA Investment Management, Inc.	Iowa	100% AUSA Holding Co.	Investment advisor

AEGON USA Investment Management, LLC	Iowa	100% AEGON USA, Inc.	Investment advisor

AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company

AEGON USA Realty Advisors, Inc.	Iowa	100% AUSA Holding Co,	Administrative and investment services

AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services

As of 1/1/2007	Page 1

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON USA, Inc.	Iowa	10 shares Series A Preferred Stock owned by AEGON U.S Holding Corporation; 150,000 shares of Class B Non-Voting Stock owned by AEGON U.S. Corporation; 120 shares Voting Common Stock owned by AEGON U.S Corporation	Holding company

AEGON/Transamerica Series Trust	Delaware	100% AEGON/Transamerica Fund Advisors, Inc.	Mutual fund

AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Broker-Dealer

ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Fifteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Five LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate

American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company

Ammest Realty Corporation	Texas	100% Monumental Life Insurance Company	Special-purpose subsidiary

Ampac Insurance Agency, Inc. (EIN 23-1720755)	Pennsylvania	100% Commonwealth General Corporation	Provider of management support services

Ampac, Inc.	Texas	100% Academy Insurance Group, Inc.	Managing general agent

Apple Partners of Iowa LLC	Iowa	Members: 58.13% Monumental Life Insurance Company; 41.87% Peoples Benefit Life Insurance Company	Hold title on Trustee’s Deeds on secured property

ARC Reinsurance Corporation	Hawaii	100% Transamerica Corp,	Property & Casualty Insurance

ARV Pacific Villas, A California Limited Partnership	California	General Partners - Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner: TOLIC (99%)	Property

AUSA Holding Company	Maryland	100% AEGON USA, Inc.	Holding company

AUSA Merger Sub, Inc.	Delaware	100% AUSA Holding Company	Special purpose

AUSACAN LP	Canada	General Partner - AUSA Holding Co. (1%); Limited Partner - First AUSA Life Insurance Company (99%)	Inter-company lending and general business

Bankers Financial Life Ins. Co.	Arizona	100% Voting Common Stock - First AUSA Life Insurance Co. Class B Common stock is allocated 75% of total cumulative vote. Class A Common stock is allocated 25% of total cumulative vote.	Insurance

Bay Area Community Investments I, LLC	California	70% LIICA; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Benefit Plans, Inc.	Delaware	100% Commonwealth General Corporation	Inactive

As of 1/1/2007	Page 2

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
BF Equity LLC	New York	100% RCC North America LLC	Real estate

Buena Sombra Insurance Agency, Inc.	Maryland	91,790 shares of common stock owned by Commonwealth General Corporation; 8,210 shares of common stock owned by Peoples Benefit Life Insurance Company	Insurance agency

Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company

Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Capital General Development Corporation	Delaware	2.64 shares of common stock owned by AEGON USA, Inc.; 10 shares of common stock owned by Commonwealth General Corporation	Holding company

Capital Liberty, L.P.	Delaware	99.0% Monumental Life Insurance Company (Limited Partner); 1.0% Commonwealth General Corporation (General Partner)	Holding company

Commonwealth General Corporation (“CGC”)	Delaware	100% AEGON U.S. Corporation	Holding company

Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada

Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company

CRC Creditor Resources Canadian Dealer Network Inc.	Canada	100% Creditor Resources, Inc.	Insurance agency

Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance

CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company

CRI Credit Group Services Inc.	Canada	100% Creditor Resources, Inc.	Holding company

CRI Systems, Inc.	Maryland	100% Creditor Resources, Inc.	Technology

Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting

Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer

Edgewood IP, LLC	Iowa	100% TOLIC	Limited liability company

FGH Eastern Region LLC	Delaware	100% FGH USA LLC	Real estate

FGH Realty Credit LLC	Delaware	100% FGH Eastern Region LLC	Real estate

FGH USA LLC	Delaware	100% RCC North America LLC	Real estate

FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate

FGP Burkewood, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Bush Terminal, Inc.	Delaware	100% FGH Realty Credit LLC	Real estate

FGP Colonial Plaza, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Franklin LLC.	Delaware	100% FGH USA LLC	Real estate

FGP Herald Center, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Heritage Square, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Islandia, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Merrick, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Rockbeach, Inc	Delaware	100% FGH USA LLC	Real estate

FGP West 32nd Street, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP West Street LLC	Delaware	100% FGH USA LLC	Real estate

FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate

Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Financial Planning Services, Inc.	District of Columbia	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Special-purpose subsidiary

As of 1/1/2007	Page 3

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Financial Resources Insurance Agency of Texas	Texas	100% owned by Dan Trivers, VP & Director of Operations of Transamerica Financial Advisors, Inc., to comply with Texas insurance law	Retail sale of securities products

First FGP LLC	Delaware	100% FGH USA LLC	Real estate

Flashdance, LLC	New York	100% Transamerica Occidental Life Insurance Company	Broadway production

Force Financial Group, Inc.	Delaware	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Garnet Assurance Corporation	Kentucky	100% Life Investors Insurance Company of America	Investments

Garnet Assurance Corporation II	Iowa	100% Monumental Life Insurance Company	Business investments

Garnet Community Investments I, LLC	Delaware	100% Life Investors Insurance Company of America	Securities

Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities

Garnet Community Investments III, LLC	Delaware	100% Transamerica Occidental Life Insurance Company	Business investments

Garnet Community Investments IV, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VIII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments IX, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments X, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet LIHTC Fund I, LLC	Delaware	Members: Garnet Community Investments I, LLC (0.01%); Goldenrod Asset Management, Inc.—a non-affiliate of AEGON (99.99%)	Investments

Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (0.01%); Metropolitan Life Insurance Company, a non-affiliate of AEGON (99.99%)	Investments

Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-affiliate of AEGON (99.99%)	Investments

Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc.—a non-affiliate of AEGON (99.99%)	Investments

As of 1/1/2007	Page 4

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-affiliate of AEGON (99.99%)	Investments

Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-affiliate of AEGON (99.99%)	Investments

Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investmetns VII, LLC (0.01%); Washington Mutual Bank, a non-affiliate of AEGON (99.99%)	Investments

Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); Washington Mutual Bank, a non-affiliate of AEGON (99.99%)	Investments

Garnet LIHTC Fund IX, LLC	Delaware	100% Garnet Community Investments IX, LLC	Investments

Garnet LIHTC Fund X, LLC	Delaware	100% Garnet Community Investments X, LLC	Investments

Garnet LIHTC Fund XI, LLC	Delaware	100% Garnet Community Investments XI, LLC	Investments

Garnet LIHTC Fund XII, LLC	Delaware	100% Garnet Community Investments XII, LLC	Investments

Gemini Investments, Inc.	Delaware	100% TLIC	Investment subsidiary

Global Preferred Re Limited	Bermuda	100% GPRE Acquisition Corp.	Reinsurance

Global Premier Reinsurance Company, Ltd.	British Virgin	100% Commonwealth General Corporation	Reinsurance company

GPRE Acquisition Corp.	Delaware	100% AEGON N.V.	Acquisition company

Great Companies, L.L.C.	Iowa	100% Money Services, Inc.	Markets & sells mutual funds & individually managed accounts

Hott Feet Development LLC	New York	100% Transamerica Occidental Life Insurance Company	Broadway production

In the Pocket LLC	New York	100% Transamerica Occidental Life Insurance Company	Broadway production

Innergy Lending, LLC	Delaware	50% World Financial Group, Inc.; 50% ComUnity Lending, Inc.(non-AEGON entity)	Lending

InterSecurities, Inc.	Delaware	100% AUSA Holding Co.	Broker-Dealer

InterSecurities Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

Investment Advisors International, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Investment advisor

Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment

Iowa Fidelity Life Insurance Co.	Arizona	Ordinary common stock is allowed 60% of total cumulative vote. Participating common stock is allowed 40% of total cumulative vote. First AUSA Life Insurance Co.	Insurance

JMH Operating Company, Inc.	Mississippi	100% People’s Benefit Life Insurance Company	Real estate holdings

Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Life Investors Alliance, LLC	Delaware	100% LIICA	Purchase, own, and hold the equity interest of other entities

As of 1/1/2007	Page 5

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Life Investors Insurance Company of America	Iowa	679,802 shares Common Stock owned by AEGON USA, Inc.; 504,033 shares Series A Preferred Stock owned by AEGON USA, Inc.	Insurance

LIICA Holdings, LLC	Delaware	Sole Member: Life Investors Insurance Company of America	To form and capitalize LIICA Re I, Inc.

LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company

LIICA Re II, Inc.	Vermont	100% Life Investors Insurance Company of America	Captive insurance company

Massachusetts Fidelity Trust Co.	Iowa	100% AUSA Holding Co.	Trust company

Money Concepts (Canada) Limited	Canada	100% National Financial Corporation	Financial services, marketing and distribution

Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies

Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management srvcs. to unaffiliated third party administrator

Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company

Monumental Life Insurance Company	Maryland	73.23% Capital General Development Company; 26.77% First AUSA Life Insurance Company	Insurance Company

National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services

National Financial Corporation	Canada	100% AEGON Canada, Inc.	Holding company

National Financial Insurance Agency, Inc.	Canada	100% 1488207 Ontario Limited	Insurance agency

NEF Investment Company	Calfornia	100% TOLIC	Real estate development

New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity

Pensaprima, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments

Peoples Benefit Life Insurance Company	Iowa	76.3% Monumental Life Insurance Company; 20% Capital Liberty, L.P.; 3.7% CGC	Insurance Company

Peoples Benefit Services, Inc.	Pennsylvania	100% Veterans Life Insurance Company	Special-purpose subsidiary

Premier Solutions Group, Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance

Primus Guaranty, Ltd.	Bermuda	Partners are: Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCG Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%). The remaining 28.1% of stock is publicly owned.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.

Prisma Holdings, Inc. I	Delaware	100% AUSA Holding Co.	Holding company

Prisma Holdings, Inc. II	Delaware	100% AUSA Holding Co.	Holding company

Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Property & Casualty Insurance

Quantitative Data Solutions, LLC	Delaware	100% owned by TOLIC	Special purpose corporation

Quest Membership Services, Inc.	Delaware	100% Commonwealth General Corporation	Travel discount plan

RCC North America LLC	Delaware	100% AEGON USA, Inc.	Real estate

RCC Properties Limited Partnership	Iowa	AEGON USA Realty Advisors, Inc. is General Partner and 5% owner; all limited partners are RCC entities within the RCC group	Limited Partnership

As of 1/1/2007	Page 6

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: 38.356% Transamerica Life Insurance Co.; 34.247% TOLIC; 18.356% LIICA; 6.301% Monumental Life Insurance Co.; 2.74% Transamerica Financial Life Insurance Co.	Real estate alternatives investment

Real Estate Alternatives Portfolio 2 LLC	Delaware	Members: 59.5% Transamerica Life Insurance Co.; 30.75% TOLIC; 22.25%; Transamerica Financial Life Insurance Co.; 2.25% Stonebridge Life Insurance Co.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3 LLC	Delaware	Members: 30.4% Transamerica Life Insurance Co.; 23% TOLIC; 1% Stonebridge Life Insurance Co.; 11% LIICA; 14% PBLIC; 5% MLIC	Real estate alternatives investment

Real Estate Alternatives Portfolio 3A, Inc.	Delaware	33.4% owned by Life Investors Insurance Company of America; 32% owned by Peoples Benefit Life Insurance Company; 10% owned by Transamerica Occidental Life Insurance Company; 9.4% owned by Monumental Life Insurance Company; 9.4% owned by Transamerica Financial Life Insurance Company; 1% owned by Stonebridge Life Insurance Company	Real estate alternatives investment

Real Estate Alternatives Portfolio 4HR, LLC	Delaware	34% owned by Transamerica Life Insurance Company; 30% owned by Transamerica Occidental Life Insurance Company; 22% owned by Monumental Life Insurance Company; 10% owned by Peoples Benefit Life Insurance Company; 4% owned by Transamerica Financial Life Insurance Company	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Real Estate Alternatives Portfolio 4MR, LLC	Delaware	34% owned by Transamerica Life Insurance Company; 30% owned by Transamerica Occidental Life Insurance Company; 22% owned by Monumental Life Insurance Company; 10% owned by Peoples Benefit Life Insurance Company; 4% owned by Transamerica Financial Life Ins	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Realty Information Systems, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Information Systems for real estate investment management

Retirement Project Oakmont	CA	General Partners: Trransamerica Products, Inc.; TOLIC; Transameirca Oakmont Retirement Associates, a CA limited partnership. Co-General Partners of Transamerica Oakmont Retirement Associates are Transamerica Oakmont Corp. and Transamerica Products I (Administrative General Partner).	Senior living apartment complex

River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company

As of 1/1/2007	Page 7

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Second FGP LLC	Delaware	100% FGH USA LLC	Real estate

Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate

Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company

South Glen Apartments, LLC	Iowa	100% Transamerica Affordable Housing, Inc.	Limited liability company

Southwest Equity Life Ins. Co.	Arizona	100% of Common Voting Stock AEGON USA, Inc.	Insurance

Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan

Stonebridge Casualty Insurance Company	Ohio	100% AEGON USA, Inc.	Insurance company

Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation

Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company

Stonebridge International Marketing Ltd.	UK	100% Cornerstone International Holdings Ltd.	Marketing

Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company

Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

TA Air XI, Corp.	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

TAH-MCD IV, LLC	Iowa	100% Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership

TBC III, Inc.	Delaware	100% TFCFC Asset Holdings, Inc.	Special purpose corporation

TBK Insurance Agency of Ohio, Inc.	Ohio	500 shares non-voting common stock owned by Transamerica Financial Advisors, Inc.; 1 share voting common stock owned by James Krost	Variable insurance contract sales in state of Ohio

TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property

TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Employment, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Used for payroll for employees at TFC

TFC Properties, Inc.	Delaware	100% Transamerica Corporation	Holding company

The AEGON Trust Advisory Board: Donald J. Shepard, Joseph B.M. Streppel, Alexander R. Wynaendts, and Craig D. Vermie	Delaware		Voting Trust

The Insurance Agency for the American Working Family, Inc.	Maryland	100% Veterans Life Insurance Company	Insurance

The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate

TIHI Mexico, S. de R.L. de C.V.	Mexico	95% TIHI; 5% TOLIC	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them

Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company

Transamerica Affordable Housing, Inc.	California	100% TRS	General partner LHTC Partnership

As of 1/1/2007	Page 8

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Annuity Service Corporation	New Mexico	100% TSC	Performs services required for structured settlements

Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer

Transamerica China Investments Holdings Limited	Hong Kong	99% TOLIC	Holding company

Transamerica Commercial Finance Corporation, I	Delaware	100% TFC	Holding company

Transamerica Consultora Y Servicios Limitada	Chile	95% TOLIC; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation

Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company

Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance

Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corp.	Holding company

Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company

Transamerica Direct Marketing Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company

Transamerica Direct Marketing Group, Mexico S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.

Transamerica Direct Marketing Group-Mexico Servicios S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.

Transamerica Direct Marketing Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company

Transamerica Direct Marketing Korea Ltd.	Korea	99% AEGON DMS Holding B.V.: 1% AEGON International N.V.	Marketing company

Transamerica Direct Marketing Taiwan, Ltd.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government

Transamerica Direct Marketing (Thailand), Ltd.	Thailand	93% Transamerica International Direct Marketing Consultants, LLC; remiaining 7% held by various AEGON employees	Marketing of insurance products in Thailand

Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance

Transamerica Finance Corporation (“TFC”)	Delaware	100% Transamerica Corp.	Commercial & Consumer Lending & equipment leasing

Transamerica Financial Advisors, Inc.	Delaware	100% TSC	Broker/dealer

Transamerica Financial Institutions,Inc.	Minnesota	100% AEGON Financial Services Group,Inc.	Inactive

Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, Inc.; 12.60% TOLIC	Insurance

Transamerica Financial Resources Ins. Agency of Alabama, Inc.	Alabama	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker

Transamerica Fund Advisors, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns - 23%	Fund advisor

Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund

Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing

Transamerica Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company

As of 1/1/2007	Page 9

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Home Loan	California	100% Transamerica Finance Corporation	Consumer mortgages

Transamerica IDEX Mutual Funds	Delaware	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund

Transamerica Income Shares, Inc.	Maryland	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund

Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary

Transamerica Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

Transamerica International Direct Marketing Group, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage

Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, Inc.	Investments

Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, Inc.	Reinsurance

Transamerica Investment Management, LLC	Delaware	80% Transamerica Investment Services, Inc. as Original Member; 20% owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Investment advisor

Transamerica Investment Services, Inc. (“TISI”)	Delaware	100% Transamerica Corp.	Holding company

Transamerica Investors, Inc.	Maryland	Maintains advisor status	Advisor

Transamerica Leasing Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Occidental Life Insurance Company	Long-term life insurer in Bermuda—will primarily write fixed universal life and term insurance

Transamerica Life Canada	Canada	AEGON Canada Inc. owns 9,600,000 shares of common stock; AEGON International N.V. owns 3,568,941 shares of common stock and 184,000 shares of Series IV Preferred stock.	Life insurance company

Transamerica Life Insurance Company	Iowa	316,955 shares Common Stock owned by Transamerica Occidental Life Insurance Company; 87,755 shares Series B Preferred Stock owned by AEGON USA, Inc.	Insurance

Transamerica Marketing E Correctora De Seguros De Vida Do Brazil Ltda.	Brazil	749,000 quotes shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International N.V.	Brokerage company

Transamerica Mezzanine Financing Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Minerals Company	California	100% TRS	Owner and lessor of oil and gas properties

Transamerica Oakmont Corporation	California	100% Transamerica Products, Inc.	General partner retirement properties

Transamerica Oakmont Retirement Associates	California	Co-General Partners are Transamerica Oakmont Corporation and Transamerica Products I (Administrative General Partner)	Senior living apartments

As of 1/1/2007	Page 10

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Occidental Life Insurance Company (“TOLIC”)	Iowa	1,104,117 shares Common Stock owned by Transamerica Service Company; 1,103,466 shares of Preferred Stock owned by Transamerica Corporation	Life Insurance

Transamerica Occidental’s Separate Account Fund C	California	100% TOLIC	Mutual fund

Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Life insurance

Transamerica Products, Inc. (“TPI”)	California	100% TSC	Holding company

Transamerica Pyramid Properties LLC	Iowa	100% TOLIC	Realty limited liability company

Transamerica Re Consultoria em Seguros e Servicos Ltda	Brazil	95% TOLIC; 5% Transamerica International Holdings, Inc.	Insurance and reinsurance consulting

Transamerica Realty Investment Properties LLC	Delaware	100% TOLIC	Realty limited liability company

Transamerica Realty Services, LLC (“TRS”)	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate investments

Transamerica Retirement Communities S.F., Inc.	Delaware	100% TFC Properties, Inc.	Inactive

Transamerica Retirement Communities S.J., Inc.	Delaware	100% TFC Properties, Inc.	Inactive

Transamerica Securities Sales Corp.	Maryland	100% TSC	Life insurance sales

Transamerica Service Company (“TSC”)	Delaware	100% TIHI	Holding company

Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Trailer Leasing AG	Switzerland	100% Transamerica Leasing Holdings, Inc.	Leasing

Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing

Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing

Unicom Administrative Services, Inc.	Pennsylvania	100% Academy Insurance Group, Inc.	Provider of admin. services

United Financial Services, Inc.	Maryland	100% AEGON USA, Inc.	General agency

Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator

USA Administration Services, Inc.	Kansas	100% TOLIC	Third party administrator

Valley Forge Associates, Inc.	Pennsylvania	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Furniture & equipment lessor

Veterans Insurance Services, Inc.	Delaware	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Special-purpose subsidiary

Veterans Life Insurance Company	Illinois	100% AEGON USA, Inc.	Insurance company

Westcap Investors, LLC	Delaware	100% Transamerica Investment Management, LLC	Inactive

Westcap Investors Series Fund, LLC	Delaware	Transamerica Investment Management, LLC is the Managing Member	This Series Fund is an unregistered investments vehicle for Transamerica Investment Management, LLC (former Westcap Investors, LLC) clients are Members

Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, Inc.	Insurance

WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China

WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing

WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

As of 1/1/2007	Page 11

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Reinsurance Limited	Bermuda	100% World Financial Group, Inc.	Reinsurance

WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer

World Financial Group Holding Company of Canada Inc.	Canada	100% TIHI	Holding company

World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency

World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company

World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing

World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer

Zahorik Company, Inc.	California	100% AUSA Holding Co.	Inactive

As of 1/1/2007	Page 12

Item 27.	Number of Contract Owners

As of February 28, 2007, there were 881 Contract owners.

Item 28.	Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies producers for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a)	Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA W, Separate Account VA X, Separate Account VA Y; Separate Account VA-1, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Transamerica Corporate Separate Account Sixteen, Separate Account VL A and Separate Account VUL A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA QNY, Separate Account VA WNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account and TFLIC Series Life Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Peoples Benefit Life Insurance Company Separate Account I, Peoples Benefit Life Insurance Company Separate Account II and Peoples Benefit Life Insurance Company Separate Account V. These accounts are separate accounts of Peoples Benefit Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA U, Separate Account VA V, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA-2L, Separate Account VA-5, and Transamerica Occidental Life Separate Account VUL-3. These accounts are separate accounts of Transamerica Occidental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA WM. This account is a separate account of Monumental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for AEGON/Transamerica Series Trust, Transamerica IDEX Mutual Funds and Transamerica Investors, Inc.

(b) Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter
Phillip S. Eckman	(2)	Director
Paula G. Nelson	(3)	Director, Chief Executive Officer and President
Larry N. Norman	(1)	Director
John Mallett	(1)	Director
Linda S. Gilmer	(1)	Executive Vice President – Finance
Frank A. Camp	(1)	Corporate Secretary
Michael W. Brandsma	(3)	Managing Director and Executive Vice President
Jay A. Hewitt	(2)	Managing Director and Executive Vice President
Robert R. Frederick	(1)	Managing Director and Executive Vice President
Lon J. Olejniczak	(1)	Managing Director and Executive Vice President
Courtney A. John	(3)	Chief Compliance Officer
Carol A. Sterlacci		Vice President
Darin D. Smith	(1)	Assistant Vice President
Brenda L. Smith		Assistant Vice President
Priscilla I. Hechler	(4)	Assistant Vice President and Assistant Secretary
Arthur D. Woods	(4)	Assistant Vice President
Dennis P. Gallagher	(4)	Assistant Vice President
Kyle A. Keelan	(4)	Assistant Vice President
Christy Post-Rissin	(4)	Assistant Vice President
Frank J. Rosa	(4)	Assistant Vice President
John W. Fischer	(4)	Assistant Vice President
Amy Boyle	(4)	Assistant Vice President
Clifton W. Flenniken, III	(5)	Assistant Vice President

(1) 4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001

(2) 600 S. Hwy 169, Suite 1800, Minneapolis, MN 55426

(3) 4600 S Syracuse St, Suite 1100, Denver, CO 80237-2719

(4) 570 Carillon Parkway, St. Petersburg, FL 33716

(5) 1111 North Charles Street, Baltimore, MD 21201

(c) Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(2)	Compensation on Redemption	Brokerage Commissions	Compensation
AFSG Securities Corporation(1)	$3,327,330	0	0	0
Transamerica Capital, Inc.	0	0	0	0

(1) Effective May 1, 2007, Transamerica Capital, Inc. replaced AFSG Securities Corporation as principal underwriter for the policies.

(2) Fiscal Year 2006

Item 30.	Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-l to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit, Transamerica Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Item 31.	Management Services.

All management Contracts are discussed in Part A or Part B.

Item 32.	Undertakings

(a)	Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Contract may be accepted.

(b)	Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica Life Insurance Company at the address or phone number listed in the Prospectus.

(d)	Transamerica Life Insurance Company hereby represents that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Life Insurance Company.

SECTION 403(B) REPRESENTATIONS

Transamerica Life Insurance Company represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(l), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

TEXAS ORP REPRESENTATION

The Registrant intends to offer policies to participants in the Texas Option Retirement Program. In connection with that offering, the Registrant is relying on Rule 6c-7 under the Investment Company Act of 1940 and is complying with, or shall comply with, paragraphs (a) – (d) of that Rule.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Securities Act Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 23 day of April, 2007.

SEPARATE ACCOUNT VA R

TRANSAMERICA LIFE INSURANCE COMPANY Depositor

*
Larry N. Norman
President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

* Ronald L. Ziegler	Director and Vice President	____________, 2007

* Craig D. Vermie	Director, Secretary, Senior Vice President, and General Counsel	____________, 2007

* Larry N. Norman	Director, President, and Chairman of the Board Principal Executive Officer)	____________, 2007

* Arthur C. Schneider	Director, Senior Vice President, and Chief Tax Officer	____________, 2007

* Eric J. Martin	Vice President and Corporate Controller	____________, 2007

* Brenda K. Clancy	Director, Executive Vice President, and Chief Operations Officer	____________, 2007

* James A. Beardsworth	Senior Vice President and Treasurer	____________, 2007

/s/ Darin D. Smith By: Darin D. Smith	Attorney-in-Fact pursuant to powers of attorney filed previously and herewith	April 23, 2007

Registration No. 333-109580

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

FLEXIBLE PREMIUM VARIABLE ANNUITY - C

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*

(3)(a)(2)	Amendment No. 8 and Novation to Amended and Restated Principal Underwriting Agreement.

(8)(j)	Form of Amended and Restated Participation Agreement among Franklin/Templeton Distributors, Inc. and Transamerica Life Insurance Company

(9)(a)	Opinion and Consent of Counsel

(9)(b)	Consent of Counsel

(10)(a)	Consent of Independent Registered Public Accounting Firm

(14)	Powers of Attorney

*	Page numbers included only in manually executed original.